UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

Aggressive Growth Prepared Portfolio

Conservative Prepared Portfolio

Enhanced Income Portfolio

GNMA Portfolio

Government Income Portfolio

Growth Prepared Portfolio

High Yield Bond Portfolio

Inflation Protected Bond Portfolio

Intermediate Bond Portfolio II

Intermediate Government Bond Portfolio

Long Duration Bond Portfolio

Low Duration Bond Portfolio

Managed Income Portfolio

Moderate Prepared Portfolio

Total Return Portfolio II

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Funds II, 800 Scudders Mill Road,

Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2009

Date of reporting period: 12/31/2008

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2008 (Unaudited)	Enhanced Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Capital Trusts
Diversified Financial Services — 0.2%
ZFS Finance (USA) Trust I, Unsecured Notes,
6.15%, 12/15/65(a)(b)	$100	$56,027

U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 7.1%
Federal Home Loan Mortgage Corp. 12 Month LIBOR,
4.45%, 7/01/34(b)	68	68,421
4.84%, 5/01/35(b)	504	503,430
Federal Home Loan Mortgage Corp., Series 3215, Class EP,
5.38%, 9/15/11	421	431,159
Federal National Mortgage Assoc.,
7.50%, 9/01/35	185	195,968
Federal National Mortgage Assoc. 12 Month LIBOR,
5.35%, 10/01/35(b)	326	331,622
Federal National Mortgage Assoc., Series 02-39, Class FB,
1.43%, 3/18/32(b)	26	25,952
Federal National Mortgage Assoc., Series 04-25, Class PA,
5.50%, 10/25/30	46	47,100
Federal National Mortgage Assoc., Series 04-36, Class BS,
5.50%, 11/25/30	63	63,896
Federal National Mortgage Assoc., Series 05-68, Class PB,
5.75%, 7/25/35	145	149,614
Federal National Mortgage Assoc., Series 05-84, Class XE,
5.75%, 1/25/26	5	5,465
Federal National Mortgage Assoc., Series 06-60, Class LK,
6.50%, 7/25/36	125	126,330
Government National Mortgage Assoc. II 1 Year Treasury ARM,
5.13%, 11/20/29(b)	23	22,711
4.63%, 8/20/31(b)	35	34,524

Total U.S. Government Agency Mortgage-Backed Securities — 7.1%		2,006,192

Non-U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 15.1%
Adjustable Rate Mortgage Trust, Series 04-4, Class 5A3,
0.84%, 3/25/35(b)	23	9,024
American Home Mortgage Asset Trust, Series 05-1, Class 3A11,
0.74%, 11/25/35(b)	143	85,619
Banc of America Funding Corp., Series 04-C, Class 4A2,
0.85%, 12/20/34(b)	120	62,972
Banc of America Mortgage Securities, Inc., Series 06-B, Class 3A1,
6.15%, 10/20/46(b)	256	145,254
Bear Stearns Mortgage Trust, Series 04-12, Class 1A1,
0.82%, 1/25/35(b)	131	66,553
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
0.84%, 11/25/34(b)	108	59,669
Countrywide Home Loan Mortgage Pass Through Trust, Series 03-37, Class 2A1,
5.11%, 9/25/33(b)	203	136,039
Countrywide Home Loan Mortgage Pass Through Trust, Series 04-29, Class 1A1,
0.74%, 2/25/35(b)	70	35,311
Credit Suisse First Boston Mortgage Securities Corp., Series 02-10, Class 2A1,
7.50%, 5/25/32	23	21,973
Credit Suisse First Boston Mortgage Securities Corp., Series 03-AR2, Class 3A1,
5.21%, 2/25/33(b)	216	168,719
Deutsche ALT-A Securities, Inc., Series 06-AF1, Class A1,
0.55%, 4/25/36(b)	18	17,476
First Horizon Asset Securities, Inc., Series 04-AR2, Class 2A1,
4.60%, 5/25/34(b)	374	260,994
Goldman Sachs Residential Mortgage Loan Trust, Series 04-11, Class 5A1,
4.72%, 9/25/34(b)	131	87,600
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR1, Class 2A1,
4.91%, 1/25/35(b)	443	259,195
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR6, Class 1A1,
4.59%, 9/25/35(b)	280	214,717
Harborview Mortgage Loan Trust, Series 06-9, Class 2A1A,
0.79%, 11/19/36(b)	345	148,321
Homebanc Mortgage Trust, Series 05-4, Class A1,
0.74%, 10/25/35(b)	190	87,267
Merrill Lynch Mortgage Investors, Inc., Series 04-A4, Class A2,
4.23%, 8/25/34(b)(c)	310	241,954

Portfolios Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, we have abbreviated certain descriptions according to the list on the right.	ARM	Adjustable Rate Mortgage	JPY	Japanese Yen
	CAD	Canadian Dollar	LIBOR	London InterBank Offered Rate
	CMBX	Commercial Mortgage-Backed	MBIA	Municiapl Bond Insurance
		Securities Credit Default Rate		Association
	CMT	Constant Maturity Treasury Rate	MXN	Mexican Peso
	DUS	Delegated Underwriting and	OID	Original Issue Document
		Servicing	PO	Principal Only
	EUR	Euro	RB	Revenue Bonds
	GBP	British Pound	TBA	To Be Announced
	GO	General Obligation Bonds	USD	United States Dollar
	HEQ	Home Equity	ZAR	South African Rand
	IO	Interest Only

DECEMBER 31, 2008	1

Schedule of Investments (continued)	Enhanced Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
Merrill Lynch Mortgage Investors, Inc., Series 04-E, Class A2A,
3.82%, 11/25/29(b)(c)	$77		$50,764
Mortgage IT Trust, Series 04-1, Class A1,
0.86%, 11/25/34(b)	193		104,219
Opteum Mortgage Acceptance Corp., Series 06-1, Class 1A1A,
0.56%, 4/25/36(b)	71		67,754
Permanent Financing Plc, Series 5, Class 3A,
2.35%, 6/10/09(b)(d)	310		297,078
Sequoia Mortgage Trust, Series 04-1, Class A,
3.38%, 2/20/34(b)	132		84,333
Structured Adjustable Rate Mortgage Loan Trust, Series 04-13, Class A2,
0.77%, 9/25/34(b)	109		57,817
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 07-HY1, Class A1,
0.56%, 2/25/37(b)	252		138,747
Washington Mutual Mortgage Pass-Through Certificates, Series 05-AR12, Class 1A6,
4.83%, 10/25/35(b)	475		213,721
Washington Mutual Mortgage Pass-Through Certificates, Series 05-AR5, Class A6,
4.68%, 5/25/35(b)	550		257,667
Wells Fargo Mortgage Backed Securities Trust, Series 04-V, Class 1A2,
3.99%, 10/25/34(b)	498		393,247
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR10, Class 2A1,
5.63%, 7/25/36(b)	307		163,954
Wells Fargo Mortgage Backed Securities Trust, Series 07-8, Class 2A7,
6.00%, 7/25/37	396		312,181

			4,250,139

Commercial Mortgage-Backed Securities — 10.5%
Banc of America Commercial Mortgage, Inc., Series 03-1, Class A1,
3.88%, 9/11/36	295		281,898
Commercial Mortgage Pass-Through Certificates, Series 00-C1, Class A2,
7.42%, 8/15/33(b)	268		268,194
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33	320		318,993
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36(b)	103		102,903
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2,
7.72%, 3/15/33(b)	311		310,581
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class X2 (IO),
0.12%, 5/10/40(a)(b)	4,101		3,962
Lehman Brothers-UBS Commercial Mortgage Trust, Series 02-C1, Class A3,
6.23%, 3/15/26	106		105,313
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C4, Class A2,
4.57%, 6/15/29(b)	270		267,320
Merrill Lynch Mortgage Trust, Series 02-MW1, Class XP (IO),
1.55%, 7/12/34(a)(b)(c)	1,811		14,031
NationsLink Funding Corp., Series 99-2, Class E,
6.32%, 6/20/31(a)	500		494,738
TIAA Commercial Mortgage Trust, Series 07-C4, Class A1,
5.68%, 8/15/39(b)	287		269,969
TIAA Retail Commercial Trust, Series 01-C1A, Class A4,
6.68%, 6/19/31(a)(b)	245		243,300
Wachovia Bank Commercial Mortgage Trust, Series 03-C3, Class A1,
4.04%, 2/15/34	231		219,998
Washington Mutual Commercial Mortgage Securities Trust, Series 05-C1A, Class X (IO),
1.94%, 5/25/36(a)(b)	1,944		55,525

			2,956,725

Total Non-U.S. Government Agency Mortgage-Backed Securities — 25.6%			7,206,864

Asset Backed Securities
AEP Texas Central Transition Funding II LLC, Series 06-A, Class A2,
4.98%, 7/01/15	250		247,382
Bear Stearns Asset Backed Securities Trust, Series 07-HE1, Class 1A1,
0.59%, 2/25/37(b)	77		67,792
Citibank Credit Card Issuance Trust, Series 06-A2, Class A2,
4.85%, 2/10/11	265		264,871
Conseco Financial Corp., Series 99-1, Class A5,
6.11%, 9/01/23	58		55,494
Countrywide Certificates, Series 07-5, Class 2A1,
0.57%, 4/25/29(b)	234		204,897
Countrywide Certificates, Series 07-6, Class 2A1,
0.57%, 9/25/37(b)	195		170,332
Ford Credit Auto Owner Trust, Series 06-C, Class A2A,
5.29%, 12/15/09	—	(e)	185
Ford Credit Auto Owner Trust, Series 06-C, Class A2B,
1.22%, 12/15/09(b)	—	(e)	185
Ford Credit Auto Owner Trust, Series 08-A, Class A3A,
3.96%, 4/15/12	345		322,056
GSAA Home Equity Trust, Series 04-8, Class A3A,
0.84%, 9/25/34(b)	73		39,463
GSAA Home Equity Trust, Series 06-2N, Class N,
6.00%, 12/25/35(a)	17		5
Merrill Lynch First Franklin Mortgage Loan Trust, Series 07-1, Class A2A,
0.59%, 4/25/37(b)(c)	91		79,147
Merrill Lynch Mortgage Trust, Series 05-FF6, Class N1,
4.50%, 5/25/36(a)(c)	89		9
Morgan Stanley ABS Capital I, Inc., Series 07-HE1, Class A2A,
0.52%, 11/25/36(b)	139		130,283
Morgan Stanley ABS Capital I, Inc., Series 07-NC2, Class A2A,
0.58%, 2/25/37(b)	210		188,969

2	DECEMBER 31, 2008

Schedule of Investments (continued)	Enhanced Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities
Option One Mortgage Loan Trust, Series 01-4, Class A,
1.07%, 1/25/32(b)	$7	$5,659
Permanent Master Issuer Plc (United Kingdom), Series 07-1, Class 2A1,
4.80%, 1/15/16(b)(d)	210	193,805
Soundview Home Equity Loan Trust, Series 07-NS1, Class A1,
0.59%, 1/25/37(b)	147	128,983
Structured Asset Receivables Trust, Series 04-1,
4.92%, 4/21/11(a)(b)	303	208,905
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
4.64%, 10/25/16(b)	315	299,523

Total Asset Backed Securities — 9.3%		2,607,945

Corporate Bonds
Diversified Telecommunication Services — 0.2%
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
5.98%, 6/20/11(d)	75	73,970

Media — 0.5%
Time Warner Cable, Inc., Unsecured Notes,
5.40%, 7/02/12	150	140,062

Wireless Telecommunication Services — 0.4%
Vodafone Group Plc (United Kingdom), Unsecured Notes,
2.46%, 2/27/12(b)(d)	125	104,932

Total Corporate Bonds — 1.1%		318,964

Total Long-Term Investments (Cost — $15,230,152) — 43.3%		12,195,992

	Par/Shares (000)
Short-Term Securities
Bank of America Corp.,
1.61%, 2/12/09(f)	400	399,179
BASF AG,
2.26%, 2/25/09(f)	400	399,306
Chariot Funding LLC,
1.51%, 2/09/09(f)	400	399,013
Falcon Asset Securitization Corp.,
1.00%, 2/11/09(f)	500	498,856
Federal Home Loan Mortgage Corp., Discount Notes,
2.01%, 1/12/09(f)(g)	3,000	2,999,334
Liberty Street Funding LLC,
2.06%, 2/23/09(f)	400	399,130
TCW Money Market Fund,
1.38%(h)	9,866	9,865,725
Ticonderoga Funding LLC,
0.40%, 1/16/09(f)	500	499,922
Tulip Funding Corp.,
2.01%, 1/15/09(f)	400	399,711

Total Short-Term Securities (Cost — $15,859,239) — 56.4%		15,860,176

Total Investments (Cost — $31,089,391*) — 99.7%		28,056,168
Other Assets in Excess of Liabilities — 0.3%		86,162

Net Assets — 100.0%		$28,142,330

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$31,090,898

Gross unrealized appreciation	$50,752
Gross unrealized depreciation	(3,085,482)

Net unrealized depreciation	$(3,034,730)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Income
Merrill Lynch Mortgage Investors, Inc., Series 07-1, Class A2A	—	$19,936	—	$1,643
Merrill Lynch Mortgage Investors, Inc., Series 04-A4, Class A2	—	$15,425	—	$3,772
Merrill Lynch Mortgage Investors, Inc., Series 04-E, Class A2A	—	$2,362	—	$771
Merrill Lynch Mortgage Trust, Series 02-MW1, Class XP (IO)	—	—	—	$7,248
Merrill Lynch Mortgage Trust, Series 05-FF6, Class N1	—	—	—	$1,045

(d)	U.S. dollar denominated security issued by foreign domiciled entity.

(e)	Par is less than $500.

(f)	The rate shown is the effective yield on the discount notes at the time of purchase.

(g)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(h)	Represents current yield as of report date.

•	Foreign currency exchange contracts as of December 31, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
GBP	103,000	USD	158,067	1/21/09	$(10,070)
USD	164,085	GBP	103,000	1/21/09	16,087

Total					$6,017

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation
12	U.S. Treasury Notes (2 Year)	March 2009	$2,616,750	$16,231
7	U.S. Treasury Notes (5 Year)	March 2009	$833,383	6,252

Total				$22,483

DECEMBER 31, 2008	3

Schedule of Investments (concluded)	Enhanced Income Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments **
	Assets	Assets	Liabilities
Level 1	$9,865,725	$22,483	$—
Level 2	18,190,443	16,087	(10,070)
Level 3	—	—	—

Total	$28,056,168	$38,570	$(10,070)

**	Other financial instruments are foreign currency exchange and futures contracts.

4	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government & Agency Obligations
Federal Home Loan Bank,
3.63%, 10/18/13	USD	17,575	$18,488,689
5.53%, 11/03/14		4,080	4,236,452
Federal Home Loan Bank, Bonds,
5.38%, 5/15/19		5,335	6,002,942
Federal Home Loan Mortgage Corp., Subordinated Notes,
5.75%, 6/27/16		2,450	2,628,708
Federal Home Loan Mortgage Corp., Unsecured Notes,
5.13%, 11/17/17		5,000	5,793,275
Federal National Mortgage Assoc., Subordinated Notes,
6.25%, 2/01/11(a)		3,190	3,380,261
Federal National Mortgage Assoc., Unsecured Notes,
2.88%, 10/12/10		4,955	5,110,879
Housing & Urban Development, Section 108 Government Guaranteed Participation Certificates, Series 03-A,
4.44%, 8/01/11		2,099	2,258,618
U.S. Treasury Bonds,
8.13%, 8/15/19		9,025	13,338,670
U.S. Treasury Inflation Protected Bonds,
2.38%, 1/15/25-1/15/27(a)		1,445	1,595,465
1.75%, 1/15/28		2,230	2,129,908
U.S. Treasury Notes,
2.00%, 2/28/10(a)		27,340	27,832,339
1.50%, 10/31/10-12/31/13		35,070	35,410,864
1.25%, 11/30/10		10,910	11,027,173
4.00%, 8/15/18		15,063	17,394,240
3.75%, 11/15/18		33,350	37,753,201

Total U.S. Government & Agency Obligations — 35.3%			194,381,684

U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 42.0%
Federal Home Loan Mortgage Corp. 1 Year CMT,
4.75%, 4/01/35(b)		7,207	7,162,264
Federal Home Loan Mortgage Corp. 1 Year LIBOR,
6.00%, 10/01/36(b)		3,106	3,187,244
Federal Home Loan Mortgage Corp. 12 Month LIBOR,
4.45%, 7/01/34(b)(c)		379	381,204
Federal Home Loan Mortgage Corp. 30 Year TBA,
6.00%, 1/01/39		900	927,281
Federal Home Loan Mortgage Corp. ARM,
3.72%, 7/01/34(b)		1,320	1,286,371
5.04%, 8/01/34(b)(c)		4,189	4,252,807
4.40%, 11/01/34(b)		1,663	1,630,239
4.38%, 3/01/35(b)		5,349	5,326,778
4.77%, 3/01/35(b)		5,871	5,904,929
5.54%, 4/01/36(b)		2,768	2,824,879
Federal Home Loan Mortgage Corp. Gold,
9.00%, 12/01/09		6	6,404
5.50%, 12/01/37		2,538	2,600,704
Federal Home Loan Mortgage Corp., Series 2391, Class VA,
6.00%, 5/15/18		2,830	2,860,426
Federal Home Loan Mortgage Corp., Series 2668, Class AD,
4.00%, 1/15/15		1,032	1,038,375
Federal Home Loan Mortgage Corp., Series 2684, Class SP (IO),
6.31%, 1/15/33(b)		550	95,305
Federal Home Loan Mortgage Corp., Series 2709, Class PB,
4.25%, 4/15/16		1,344	1,343,927
Federal Home Loan Mortgage Corp., Series 2718, Class MR,
4.00%, 8/15/13		118	117,590
Federal Home Loan Mortgage Corp., Series 2730, Class PT,
3.75%, 6/15/16		1,716	1,716,329
Federal Home Loan Mortgage Corp., Series 2870, Class AH,
5.00%, 12/15/23		1,350	1,356,159
Federal Home Loan Mortgage Corp., Series 2931, Class DE,
4.00%, 2/15/20		10,000	9,631,419
Federal Home Loan Mortgage Corp., Series 3057, Class BL,
5.50%, 6/15/27		3,077	3,127,068
Federal Home Loan Mortgage Corp., Series 3084, Class BC,
5.50%, 12/15/24		1,665	1,692,987
Federal Home Loan Mortgage Corp., Series 3087, Class VA,
5.50%, 3/15/15		1,470	1,522,142
Federal Home Loan Mortgage Corp., Series 3143, Class NA,
5.50%, 7/15/26		2,609	2,664,307
Federal Home Loan Mortgage Corp., Series 3162, Class 0A,
6.00%, 10/15/26		2,594	2,653,708
Federal Home Loan Mortgage Corp., Series 3208, Class PS (IO),
5.91%, 8/15/36(b)		2,587	319,260
Federal Home Loan Mortgage Corp., Series 3210, Class PA,
6.00%, 3/15/29		1,443	1,476,326
Federal Home Loan Mortgage Corp., Series 3316, Class SB (IO),
6.01%, 8/15/35(b)		473	60,191
Federal National Mortgage Assoc.,
9.00%, 5/01/09-4/01/16		3	2,880
5.01%, 1/01/12		10,994	11,269,760
6.00%, 4/01/16		1	1,280
7.00%, 1/01/17-4/01/32		757	794,752
5.00%, 6/01/23-7/01/35		8,664	8,861,266
5.50%, 1/01/24-9/01/36		11,692	12,021,130
6.50%, 12/01/29		80	83,747
Federal National Mortgage Assoc. 12 Month LIBOR,
4.40%, 6/01/34(b)		4,023	4,053,524
Federal National Mortgage Assoc. 15 Year HEQ,
8.50%, 8/01/09		8	8,366
Federal National Mortgage Assoc. 30 Year TBA,
6.00%, 1/01/39		30,400	31,312,000
6.50%, 1/01/39		300	311,438
Federal National Mortgage Assoc. 6 Month LIBOR,
4.17%, 12/01/34(b)		2,604	2,592,976
4.56%, 2/01/35(b)		2,762	2,792,572

DECEMBER 31, 2008	5

Schedule of Investments (continued)	Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (continued)
Federal National Mortgage Assoc. ARM,
4.81%, 3/01/33(b)	USD	2,444	$2,466,308
4.27%, 5/01/33(b)		1,504	1,536,702
4.01%, 9/01/33(b)		1,359	1,388,074
5.21%, 10/01/33(b)		508	503,858
3.89%, 5/01/34(b)		1,264	1,232,048
3.76%, 7/01/34(b)		1,578	1,542,712
4.44%, 7/01/34(b)		3,817	3,845,407
4.82%, 8/01/34(b)		1,586	1,596,364
4.57%, 3/01/35(b)		3,780	3,761,392
4.94%, 7/01/35(b)		9,400	9,482,920
Federal National Mortgage Assoc. Grantor Trust, Series 02-T6, Class A1,
3.31%, 2/25/32		353	354,869
Federal National Mortgage Assoc., Series 01-T2, Class B,
6.02%, 11/25/10		3,600	3,828,324
Federal National Mortgage Assoc., Series 03-10, Class PC,
5.50%, 5/25/28		3,955	3,979,154
Federal National Mortgage Assoc., Series 05-100, Class TA,
5.50%, 3/25/25		3,133	3,160,549
Federal National Mortgage Assoc., Series 05-109, Class PV,
6.00%, 10/25/32		4,668	4,820,415
Federal National Mortgage Assoc., Series 05-118, Class MC,
6.00%, 1/25/32		2,967	3,029,328
Federal National Mortgage Assoc., Series 05-118, Class WA,
6.00%, 10/25/33		3,121	3,183,688
Federal National Mortgage Assoc., Series 05-16, Class LY,
5.50%, 9/25/25		3,091	3,125,084
Federal National Mortgage Assoc., Series 05-29, Class JB,
4.50%, 4/25/35		6,947	7,027,039
Federal National Mortgage Assoc., Series 05-57, Class PA,
5.50%, 5/25/27		1,165	1,183,131
Federal National Mortgage Assoc., Series 05-68, Class PC,
5.50%, 7/25/35		3,489	3,622,578
Federal National Mortgage Assoc., Series 05-68, Class PD,
6.00%, 9/25/30		2,908	2,915,984
Federal National Mortgage Assoc., Series 05-69, Class LE,
5.50%, 11/25/33		1,685	1,744,271
Federal National Mortgage Assoc., Series 05-78, Class PA,
5.50%, 1/25/26		2,924	2,956,106
Federal National Mortgage Assoc., Series 05-88, Class PA,
5.00%, 9/25/24		2,455	2,474,007
Federal National Mortgage Assoc., Series 05-97, Class HM,
5.00%, 1/25/26		3,283	3,323,453
Federal National Mortgage Assoc., Series 06-3, Class NA,
6.00%, 4/25/28		2,037	2,072,938
Federal National Mortgage Assoc., Series 06-39, Class WA,
5.50%, 11/25/25		2,430	2,459,114
Federal National Mortgage Assoc., Series 06-54, Class OA,
6.00%, 3/25/27		3,321	3,394,856
Federal National Mortgage Assoc., Series 378, Class 4 (IO),
5.00%, 7/01/36(b)		5,157	494,186
Government National Mortgage Assoc. I,
6.00%, 2/15/11		17	17,539
Government National Mortgage Assoc. II ARM,
3.75%, 6/20/34(b)		1,570	1,513,836
3.63%, 2/20/35(b)		1,918	1,831,874

Total U.S. Government Agency Mortgage-Backed Securities — 42.0%			231,140,422

Non-U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.7%
American Home Mortgage Asset Trust, Series 06-6, Class A1A,
0.66%, 12/25/46(b)		529	219,188
American Home Mortgage Investment Trust,
5.29%, 6/25/45(b)		940	439,545
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
0.84%, 11/25/34(b)		540	297,103
Citigroup Mortgage Loan Trust, Inc., Series 05-4, Class A,
5.34%, 8/25/35(b)		5,099	3,526,192
Countrywide Alternative Loan Trust, Series 06-OA10, Class 1A1,
3.22%, 8/25/46(b)		519	222,866
Countrywide Alternative Loan Trust, Series 06-OA19, Class A1,
0.69%, 2/20/47(b)		739	303,309
Countrywide Alternative Loan Trust, Series 06-OA21, Class A1,
0.70%, 3/20/47(b)		1,413	579,017
Countrywide Home Loan Mortgage Pass Through Trust, Series 06-OA5, Class 2A1,
0.67%, 4/25/46(b)		608	238,217
Credit Suisse Mortgage Capital Certificates, Series 06-8, Class 3A1,
6.00%, 10/25/21		783	460,102
Deutsche ALT-A Securities, Inc., Series 06-OA1, Class A1,
0.67%, 2/25/47(b)		732	297,301
Deutsche Mortgage Securities, Inc., Series 04-4, Class 3AR1,
4.70%, 6/25/34(b)		301	156,147
Goldman Sachs Residential Mortgage Loan Trust, Series 04-9, Class 3A1,
4.35%, 8/25/34(b)		935	640,298
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR4, Class 6A1,
5.25%, 7/25/35(b)		5,185	3,448,067
Goldman Sachs Residential Mortgage Loan Trust, Series 06-OA1, Class 2A1,
0.66%, 8/25/46(b)		1,480	719,175
Harborview Mortgage Loan Trust, Series 06-9, Class 2A1A,
0.79%, 11/19/36(b)		1,000	430,132
JPMorgan Mortgage Trust, Series 06-S2, Class 2A2,
5.88%, 7/25/36		353	260,442

6	DECEMBER 31, 2008

Schedule of Investments (continued)	Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
JPMorgan Mortgage Trust, Series 07-S1, Class 1A2,
5.50%, 3/25/22	USD	297	$201,998
Mortgage IT Trust, Series 04-1, Class A1,
0.86%, 11/25/34(b)		1,034	557,283
Structured Adjustable Rate Mortgage Loan Trust, Series 04-13, Class A2,
0.77%, 9/25/34(b)		195	103,597
Summit Mortgage Trust, Series 00-1, Class B1,
6.78%, 12/28/12(b)(d)(e)		1	1,061
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA4, Class 1A,
3.03%, 5/25/47(b)		690	296,232
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA5, Class 1A,
3.01%, 6/25/47(b)		1,185	539,899
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR4, Class 2A4,
5.78%, 4/25/36(b)		1,500	858,258

			14,795,429

Commercial Mortgage-Backed Securities — 7.1%
Banc of America Commercial Mortgage, Inc., Series 02-PB2, Class A4,
6.19%, 6/11/35		3,380	3,236,341
Bear Stearns Commercial Mortgage Securities, Inc., Series 02-TOP6, Class A1,
5.92%, 10/15/36		938	928,289
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR4, Class A1,
4.36%, 6/11/41		1,091	1,074,934
Citigroup Commercial Mortgage Trust, Series 08-C7, Class A4,
6.10%, 12/10/49(b)		1,292	997,129
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 07-CD4, Class A4,
5.32%, 12/11/49		218	151,836
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 07-CD5, Class A4,
5.89%, 11/15/44(b)		925	697,534
Commercial Mortgage Loan Trust, Series 08-LS1, Class A4B,
6.02%, 9/10/17(b)		1,970	1,424,985
Commercial Mortgage Pass-Through Certificates, Series 00-C1, Class A2,
7.42%, 8/15/33(b)		3,100	3,100,012
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2,
5.18%, 8/15/12		2,680	2,449,616
Federal Housing Authority, Merrill Lynch Project, Series 29, Class 1A1,
7.43%, 6/01/22(f)		135	133,762
First Union National Bank Commercial Mortgage Trust, Series 99-C2, Class A2,
6.65%, 4/15/09		758	755,296
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2,
7.20%, 10/15/32		3,486	3,501,960
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3,
6.27%, 12/10/35		3,540	3,324,423
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36(b)		935	931,690
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/11		3,580	3,417,203
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC, Class A3,
6.26%, 3/15/33		1,533	1,498,189
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-C7, Class A3,
5.64%, 4/15/11		806	785,210
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C2, Class A2,
3.25%, 3/15/29		960	954,446
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A3,
5.87%, 9/15/45(b)		2,725	1,928,194
Morgan Stanley Capital I, Inc., Series 02-TOP7, Class A1,
5.38%, 1/15/39		980	965,870
Morgan Stanley Capital I, Inc., Series 08-T29, Class A4,
6.28%, 1/11/43(b)		2,345	1,817,892
Wachovia Bank Commercial Mortgage Trust, Series 03-C5, Class A1,
2.99%, 6/15/35		1,551	1,454,867
Wachovia Bank Commercial Mortgage Trust, Series 04-C12, Class A1,
3.40%, 7/15/41		364	360,216
Wachovia Bank Commerical Mortgage Trust, Series 07-C33, Class A4,
5.90%, 7/15/17(b)		3,735	2,699,192
Washington Mutual Commercial Mortgage Securities Trust, Series 05-C1A, Class X (IO),
1.94%, 5/25/36(b)(d)		19,518	557,604

			39,146,690

Total Non-U.S. Government Agency Mortgage-Backed Securities — 9.8%			53,942,119

Project Loans — 0.1%
Federal Housing Authority, USGI Project, Series 56,
7.46%, 1/01/23		333	330,130

Asset Backed Securities
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/12		3,100	2,875,838
Citibank OMNI Master Trust, Series 07-A9A, Class A9,
1.61%, 12/23/13(b)(d)		3,700	3,514,080
Citigroup Mortgage Loan Trust, Inc., Series 07-AMC3, Class A2,
0.58%, 3/25/37(b)		842	726,743
Conseco Financial Corp., Series 97-5, Class A7,
7.13%, 5/15/29(b)		1,054	954,906
IndyMac Residential Trust, Series 06-E, Class 2A1,
0.53%, 4/25/37(b)		1,188	1,111,975
Small Business Administration Participation Certificates, Series 96-20H, Class 1,
7.25%, 8/01/16		742	780,750

DECEMBER 31, 2008	7

Schedule of Investments (continued)	Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)			Value
Asset Backed Securities
Small Business Administration Participation Certificates, Series 96-20J, Class 1,
7.20%, 10/01/16	USD	545		$573,633
Small Business Administration Participation Certificates, Series 98-20J, Class 1,
5.50%, 10/01/18		1,410		1,439,774
Structured Asset Receivables Trust, Series 03-2A,
4.82%, 1/21/09(b)(d)		239		210,060
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
4.64%, 10/25/16(b)		4,470		4,250,371
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
4.84%, 1/25/18(b)		1,130		1,024,610
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A4,
5.24%, 7/25/23(b)		3,040		2,628,089
SWB Loan-Backed Certificates, Series 99-1, Class A,
7.38%, 5/15/25(d)		367		249,446

Total Asset Backed Securities — 3.7%				20,340,275

Corporate Bonds
Banks — 0.7%
International Bank for Reconstruction & Development (Multiple Countries), Unsecured Notes,
1.00%, 2/05/15(g)		4,100		3,614,470

Diversified Financial Services — 0.4%
TIAA Global Markets, Unsecured Notes,
5.13%, 10/10/12(d)		2,150		2,119,147

Finance — 1.8%
Private Export Funding Corp., Senior Unsecured Notes,
3.38%, 2/15/09		5,250		5,269,441
Private Export Funding Corp., Unsecured Notes,
3.55%, 4/15/13		4,575		4,766,537

				10,035,978

Oil, Gas & Consumable Fuels — 0.3%
ENSCO Offshore Co. Bonds,
6.36%, 12/01/15		1,622		1,764,934

Total Corporate Bonds — 3.2%				17,534,529

Foreign Government Obligations
United Kingdom — 0.2%
United Kingdom Treasury Bonds,
4.25%, 12/07/49	GBP	850		1,334,217

Taxable Municipal Bonds — 0.4%
Stanislaus County California Taxable Pension Obligation Refunding Revenue Bonds, Series 95,
7.15%, 8/15/13	USD	2,210		2,364,081

Total Long-Term Investments (Cost — $523,409,275) — 94.7%				521,367,457

	Shares (000)
Short-Term Securities
BlackRock TempFund, 1.66%(f)(h)		53,200		53,200,000
TCW Money Market Fund, 1.38%(h)		14,710		14,710,366

Total Short-Term Securities (Cost — $67,910,366) — 12.3%				67,910,366

	Contracts
Options Purchased
Over the Counter Call Swaptions Purchased
Receive a fixed rate of 4.120% and pay a floating rate based on 3-month USD LIBOR, expiring September 2009, Broker, Deutsche Bank AG		1,230	(i)	1,627,496
Receive a fixed rate of 5.360% and pay a floating rate based on 3-month USD LIBOR, expiring June 2013, Broker, UBS AG		770	(i)	822,497
Receive a fixed rate of 5.47% and pay a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker, Bank of America, N.A.		1,510	(i)	3,067,808

				5,517,801

Over the Counter Put Swaptions Purchased
Pay a fixed rate of 4.120% and receive a floating rate based on 3-month USD LIBOR, expiring September 2009, Broker, Deutsche Bank AG		1,230	(i)	125,032
Pay a fixed rate of 5.360% and receive a floating rate based on 3-month USD LIBOR, expiring June 2013, Broker, UBS AG		770	(i)	72,850
Pay a fixed rate of 5.47% and receive a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker, Bank of America, N.A.		1,510	(i)	217,242
Pay a fixed rate of 5.500% and receive a floating rate based on 3-month USD LIBOR, expiring December 2009, Broker, Bank of America, N.A.		280	(i)	18,310
Pay a fixed rate of 6.500% and receive a floating rate based on 3-month USD LIBOR, expiring November 2009, Broker, UBS AG		610	(i)	10,946
Pay a fixed rate of 6.500% and receive a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker, Deutsche Bank AG		960	(i)	17,601
Pay a fixed rate of 6.500% and receive a floating rate based on 3-month USD LIBOR, expiring September 2009, Broker, Deutsche Bank AG		460	(i)	8,115

				470,096

Total Options Purchased (Cost — $2,864,065) — 1.1%				5,987,897

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $594,183,706*) — 108.1%				595,265,720

	Par (000)
TBA Sale Commitments
Federal National Mortgage Assoc. 30 Year TBA,
5.00%, 2/01/39	USD	(7,200)		(7,332,768)
5.50%, 2/01/39		(900)		(920,250)

Total TBA Sale Commitments (Proceeds — $8,263,336) — (1.5)%				(8,253,018)

8	DECEMBER 31, 2008

Schedule of Investments (continued)	Intermediate Government Bond Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Written
Over the Counter Call Swaptions Written
Pay a fixed rate of 2.495% and receive a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, JPMorgan Chase Bank, National Association	(1,410	)(i)	$(535,241)
Pay a fixed rate of 4.820% and receive a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(910	)(i)	(1,616,400)
Pay a fixed rate of 4.870% and receive a floating rate based on 3-month USD LIBOR, expiring February 2010, Broker, Deutsche Bank AG	(1,460	)(i)	(2,699,952)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month USD LIBOR, expiring May 2011, Broker, Citibank, N.A.	(1,250	)(i)	(2,279,859)
Pay a fixed rate of 5.400% and receive a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, UBS AG	(680	)(i)	(1,451,944)
Pay a fixed rate of 5.485% and receive a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, National Association	(1,100	)(i)	(2,649,136)
Pay a fixed rate of 5.670% and receive a floating rate based on 3-month USD LIBOR, expiring January 2010, Broker, Citibank, N.A.	(390	)(i)	(982,809)

			(12,215,341)

Over the Counter Put Swaptions Written
Receive a fixed rate of 2.495% and pay floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, JPMorgan Chase Bank, National Association	(1,410	)(i)	(1,095,847)
Receive a fixed rate of 4.820% and pay a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(910	)(i)	(83,801)
Receive a fixed rate of 4.870% and pay a floating rate based on 3-month USD LIBOR, expiring February 2010, Broker, Deutsche Bank AG	(1,460	)(i)	(96,598)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month USD LIBOR, expiring May 2011, Broker, Citibank, N.A.	(1,250	)(i)	(173,307)
Receive a fixed rate of 5.400% and pay a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, UBS AG	(680	)(i)	(56,998)
Receive a fixed rate of 5.485% and pay a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, National Association	(1,100	)(i)	(25,917)
Receive a fixed rate of 5.670% and pay a floating rate based on 3-month USD LIBOR, expiring January 2010, Broker, Citibank, N.A.	(390	)(i)	(9,185)

			(1,541,653)

Total Options Written (Premiums Received — $6,779,550) — (2.5)%			(13,756,994)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 104.1%			$573,255,708
Liabilities in Excess of Other Assets — (4.1)%			(22,747,462)

Net Assets — 100.0%			$550,508,246

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$592,850,658

Gross unrealized appreciation	$10,196,873
Gross unrealized depreciation	(7,781,811)

Net unrealized appreciation	$2,415,062

(a)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued in accordance with the Portfolio’s fair valuation policy.

(f)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain	Income
BlackRock TempFund	$53,200,000	**	—	—	$295,896
Federal Housing Authority, Merrill Lynch Project, Series 29, Class 1A1	—		$530	—	$2,502

**	Represents net purchase cost.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.

(h)	Represents current yield as of report date.

(i)	One contract represents a notional amount of $10,000.

DECEMBER 31, 2008	9

Schedule of Investments (continued)	Intermediate Government Bond Portfolio

•	Foreign currency exchange contracts as of December 31, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
USD	560,074	EUR	441,000	1/21/09	$(52,341)
USD	479,463	EUR	375,000	1/21/09	(41,298)
USD	1,309,884	GBP	880,000	1/21/09	45,437
USD	547,548	GBP	365,000	1/21/09	23,090
USD	516,638	GBP	349,500	1/21/09	14,451

Total					$(10,661)

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
43	U.S. Treasury Notes (2 Year)	March 2009	$9,376,688	$16,302
369	U.S. Treasury Notes (5 Year)	March 2009	$43,931,180	459,622
81	U.S. Treasury Notes (10 Year)	March 2009	$10,185,750	(34,047)
74	Euro-Bund	March 2009	$12,841,479	187,217
71	Gilt British	March 2009	$12,603,875	794,539

Total				$1,423,633

•	Financial futures contracts sold as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation
127	U.S. Treasury Bonds (30 Year)	March 2009	$17,531,953	$(762,905)

•	Interest rate swaps outstanding as of December 31, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Barclays Bank, PLC Expires, December 2009	USD	6,800,000	$174,866
Receive a fixed rate of 5.02% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Goldman Sachs Bank USA Expires, November 2011	USD	2,000,000	190,563
Receive a fixed rate of 4.87% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, September 2012	USD	57,000,000	6,830,479
Pay a fixed rate of 4.81% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, September 2012	USD	47,000,000	(5,513,699)
Receive a fixed rate of 4.36% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Barclays Bank, PLC Expires, December 2012	USD	17,800,000	1,641,465
Receive a fixed rate of 3.77% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Bank of America, N.A. Expires, January 2013	USD	10,600,000	808,515
Receive a fixed rate of 3.46% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Goldman Sachs Bank USA Expires, March 2013	USD	2,400,000	(162,832)
Receive a fixed rate of 3.48% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Goldman Sachs Bank USA Expires, March 2013	USD	2,400,000	(165,177)
Receive a fixed rate of 3.25% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Goldman Sachs Bank USA Expires, March 2013	USD	11,700,000	697,750
Receive a fixed rate of 4.27% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, July 2013	USD	10,400,000	1,114,306
Receive a fixed rate of 2.95% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Bank of America, N.A. Expires, November 2013	USD	18,300,000	714,146

10	DECEMBER 31, 2008

Schedule of Investments (continued)	Intermediate Government Bond Portfolio

		Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 4.39% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Morgan Stanley Capital Services, Inc. Expires, July 2015	USD	38,100,000	$(5,413,738)
Pay a fixed rate of 5.64% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, July 2017	USD	9,000,000	(2,361,497)
Pay a fixed rate of 5.31% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, October 2017	USD	24,300,000	(5,440,700)
Receive a fixed rate of 5.06% and pay a floating rate based on 3-month USD LIBOR
Counterparty, UBS AG Expires, November 2017	USD	7,100,000	1,472,170
Pay a fixed rate of 4.51% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Morgan Stanley Capital Services, Inc. Expires, May 2018	USD	5,000,000	(846,144)
Receive a fixed rate of 4.47% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Morgan Stanley Capital Services, Inc. Expires, May 2018	USD	7,400,000	1,224,516
Receive a fixed rate of 4.31% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, May 2018	USD	1,900,000	289,527
Receive a fixed rate of 4.25% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Barclays Bank, PLC Expires, October 2018	USD	8,000,000	1,175,749
Receive a fixed rate of 4.11% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, October 2018	USD	6,500,000	877,236
Receive a fixed rate of 4.10% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, October 2018	USD	7,000,000	929,279
Receive a fixed rate of 4.49% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Bank of America, N.A. Expires, October 2018	USD	5,800,000	973,076
Pay a fixed rate of 4.20% and receive a floating rate based on 3-month USD LIBOR
Counterparty, UBS AG Expires, November 2018	USD	10,400,000	(1,382,308)
Pay a fixed rate of 4.65% and receive a floating rate based on 3-month USD LIBOR
Counterparty, UBS AG Expires, November 2018	USD	1,700,000	(306,577)
Receive a fixed rate of 2.94% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, December 2018	USD	6,200,000	202,044
Pay a fixed rate of 2.77% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, December 2018	USD	3,500,000	(59,148)
Receive a fixed rate of 2.21% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Goldman Sachs Bank USA Expires, December 2018	USD	8,000,000	(251,875)

DECEMBER 31, 2008	11

Schedule of Investments (concluded)	Intermediate Government Bond Portfolio

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 2.30% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, December 2018	USD	7,000,000	$(167,773)
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Counterparty, JPMorgan Chase Bank, National Association Expires, August 2022	USD	12,035,000	3,875,293
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Goldman Sachs Bank USA Expires, April 2027	USD	2,000,000	753,594

Total			$1,873,106

•	Credit default swaps on traded indexes - sold protection outstanding as of December 31, 2008 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Premiums Received		Unrealized Depreciation
CMBX.NA. 3.AAA(j)	5.41%	Credit Suisse International	December 2049	AAA	USD	4,900	USD	507,001	(953,407)

(j)	Security is valued in accordance with the Portfolio’s fair valuation policy.

1	Using Standard & Poor’s (“S&P’s”) weighted average ratings of the underlying securities in the index.

2	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments **
	Assets	Liabilities	Assets	Liabilities
Level 1	$67,910,366	$—	$1,457,680	$(796,952)
Level 2	527,354,293	(8,253,018)	24,027,552	(35,922,101)
Level 3	1,061	—	—	(953,407)

Total	$595,265,720	$(8,253,018)	$25,485,232	$(37,672,460)

**	Other financial instruments are options written, foreign currency exchange, futures and swap contracts.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Financial Instruments **
	Assets	Liabilities
Balance, as of October 1, 2008	$1,966	$(3,407)
Accrued discounts/premiums	1	—
Realized gain (loss)	9	—
Change in unrealized appreciation (depreciation)	(10)	(950,000)
Net purchases (sales)	(905)	—
Net transfers in/out of Level 3	—	—

Balance, as of December 31, 2008	$1,061	$(953,407)

**	Other financial instruments are swap contracts.

12	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	Intermediate Bond II Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Capital Trusts
Banks — 0.4%
State Street Capital Trust III, Capital Securities,
8.25%(a)(b)	USD	4,175	$3,225,563
Commercial Banks — 0.6%
Barclays Bank Plc (United Kingdom), Subordinated Notes,
7.38%, 6/29/49(a)(b)(c)(d)		1,500	737,663
Royal Bank of Scotland Group Plc, Capital Securities,
6.99%, 10/05/49(a)(b)(c)(d)		2,575	1,203,905
UBS Preferred Funding Trust I, Inc., Capital Securities,
8.62%(a)(b)		475	286,969
Wachovia Corp., Capital Securities,
7.98%(a)(b)		3,600	3,068,640

			5,297,177

Diversified Financial Services — 1.2%
Bank of America Corp., Subordinated Depositary Shares,
8.13%(a)(b)		2,775	2,075,700
Credit Suisse Guernsey Ltd. (Switzerland), Unsecured Notes,
5.86%(a)(b)(c)(e)		4,450	2,076,962
General Electric Capital Corp., Subordinated Debentures,
6.38%, 11/15/67(a)		2,125	1,335,709
JPMorgan Chase & Co., Depositary Shares,
7.90%(a)(b)		5,785	4,812,136

			10,300,507

Insurance — 0.2%
CHUBB Corp., Capital Securities,
6.38%, 3/29/67(a)		950	589,183
The Progressive Corp., Junior Subordinated Notes,
6.70%, 6/15/37(a)		1,580	776,701
Travelers Cos., Inc., Debentures,
6.25%, 3/15/37(a)		1,000	655,037

			2,020,921

Total Capital Trusts — 2.4%			20,844,168

U.S. Government & Agency Obligations
Federal Home Loan Bank,
3.63%, 10/18/13		10,035	10,556,700
5.53%, 11/03/14		7,880	8,182,166
5.63%, 6/11/21		9,585	11,044,364
Federal Home Loan Bank, Subordinated Notes,
5.63%, 6/13/16		4,430	4,651,664
Federal Home Loan Mortgage Corp., Subordinated Notes,
5.75%, 6/27/16		4,665	5,005,274
Federal National Mortgage Assoc., Subordinated Notes,
5.25%, 8/01/12		3,070	3,235,841
4.63%, 5/01/13		1,960	2,030,580
Federal National Mortgage Assoc., Unsecured Notes,
2.88%, 10/12/10		9,595	9,896,849
U.S. Treasury Bonds,
4.50%, 5/15/38		295	402,629
U.S. Treasury Inflation Protected Bonds,
2.38%, 1/15/25(e)		1,450	1,637,343
2.00%, 1/15/26		2,000	2,055,662
1.75%, 1/15/28		2,815	2,688,650
U.S. Treasury Notes,
1.50%, 12/31/13(f)		44,585	44,483,970
3.75%, 11/15/18		4,385	4,963,952

Total U.S. Government & Agency Obligations — 12.9%			110,835,644

U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 25.8%
Federal Home Loan Mortgage Corp. 1 Year CMT,
4.77%, 1/01/35(a)		2,976	2,994,155
4.98%, 10/01/35(a)		9,216	9,191,417
Federal Home Loan Mortgage Corp. 1 Year LIBOR,
6.00%, 10/01/36(a)(g)		6,265	6,427,906
Federal Home Loan Mortgage Corp. 30 Year TBA,
6.00%, 1/01/39		1,700	1,751,531
Federal Home Loan Mortgage Corp., Series 2391, Class VA,
6.00%, 5/15/18		5,421	5,479,125
Federal Home Loan Mortgage Corp., Series 2626, Class NA,
5.00%, 6/15/23		6,913	7,026,839
Federal Home Loan Mortgage Corp., Series 2684, Class SP (IO),
6.31%, 1/15/33(a)		1,070	185,412
Federal Home Loan Mortgage Corp., Series 3208, Class PS (IO),
5.91%, 8/15/36(a)		5,030	620,728
Federal Home Loan Mortgage Corp., Series 3294, Class NA,
5.50%, 7/15/27		5,287	5,411,543
Federal Home Loan Mortgage Corp., Series 3316, Class SB (IO),
6.01%, 8/15/35(a)		921	117,099
Federal National Mortgage Assoc.,
6.00%, 5/01/16-2/01/17		321	334,551
5.50%, 1/01/20-9/01/36(g)		40,064	41,176,288
5.00%, 8/01/33-11/01/36		23,203	23,733,238
Federal National Mortgage Assoc. 12 Month LIBOR,
4.00%, 4/01/34(a)		3,217	3,232,563
Federal National Mortgage Assoc. 15 Year HEQ,
8.50%, 8/01/09		11	10,729
Federal National Mortgage Assoc. 15 Year TBA,
5.50%, 1/01/24		200	205,938
Federal National Mortgage Assoc. 30 Year TBA,
6.00%, 1/01/39		35,200	36,256,000
6.50%, 1/01/39		11,800	12,249,875
Federal National Mortgage Assoc. 6 Month LIBOR,
4.17%, 12/01/34(a)		4,615	4,595,661
Federal National Mortgage Assoc. ARM,
4.84%, 9/01/35(a)		1	1,098
Federal National Mortgage Assoc. Grantor Trust, Series 02-T6, Class A1,
3.31%, 2/25/32		1,147	1,153,703

DECEMBER 31, 2008	13

Schedule of Investments (continued)	Intermediate Bond II Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
Federal National Mortgage Assoc., Series 89-16, Class B (PO),
1.53%, 3/25/19(h)	USD	56	$47,631
Federal National Mortgage Assoc., Series 05-109, Class PV,
6.00%, 10/25/32		10,405	10,744,794
Federal National Mortgage Assoc., Series 05-118, Class MC,
6.00%, 1/25/32		5,819	5,940,630
Federal National Mortgage Assoc., Series 05-118, Class WA,
6.00%, 10/25/33		6,085	6,208,192
Federal National Mortgage Assoc., Series 05-29, Class AT,
4.50%, 4/25/35		2,266	2,292,634
Federal National Mortgage Assoc., Series 05-29, Class WB,
4.75%, 4/25/35		6,205	6,302,930
Federal National Mortgage Assoc., Series 05-62, Class CQ,
4.75%, 7/25/35		7,728	7,897,835
Federal National Mortgage Assoc., Series 05-88, Class PA,
5.00%, 9/25/24		4,837	4,874,164
Federal National Mortgage Assoc., Series 05-97, Class HM,
5.00%, 1/25/26		6,335	6,412,859
Federal National Mortgage Assoc., Series 378, Class 4 (IO),
5.00%, 7/01/36(a)		8,891	851,977
Government National Mortgage Assoc. I 30 Year TBA,
6.50%, 1/01/39		1,900	1,973,031
Government National Mortgage Assoc. II 30 Year TBA,
6.00%, 2/01/39		5,200	5,339,750
Government National Mortgage Assoc. II, Series 4006,
6.00%, 7/20/37		92	95,119

Total U.S. Government Agency Mortgage-Backed Securities — 25.8%			221,136,945

Non-U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 5.5%
American Home Mortgage Asset Trust, Series 06-6, Class A1A,
0.66%, 12/25/46(a)		899	372,271
Bear Stearns Mortgage Trust, Series 04-12, Class 1A1,
0.82%, 1/25/35(a)		1,385	704,060
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
0.84%, 11/25/34(a)		1,881	1,034,682
Bear Stearns Mortgage Trust, Series 04-7, Class 4A,
4.98%, 10/25/34(a)		1,669	961,961
Citigroup Mortgage Loan Trust, Inc., Series 05-4, Class A,
5.34%, 8/25/35(a)		1,726	1,193,480
Countrywide Alternative Loan Trust, Series 05-21CB, Class A17,
6.00%, 6/25/35		5,755	3,621,954
Countrywide Alternative Loan Trust, Series 06-OA10, Class 1A1,
3.22%, 8/25/46(a)		919	394,300
Countrywide Alternative Loan Trust, Series 06-OA21, Class A1,
0.70%, 3/20/47(a)		2,454	1,005,662
Countrywide Home Loan Mortgage Pass Through Trust, Series 04-29, Class 1A1,
0.74%, 2/25/35(a)		804	404,134
Countrywide Home Loan Mortgage Pass Through Trust, Series 06-OA5, Class 2A1,
0.67%, 4/25/46(a)		1,088	425,902
Credit Suisse Mortgage Capital Certificates, Series 06-8, Class 3A1,
6.00%, 10/25/21		1,424	836,549
Deutsche ALT-A Securities, Inc., Series 06-AR3, Class A3,
0.56%, 8/25/36(a)		3,210	2,903,183
Deutsche ALT-A Securities, Inc., Series 06-OA1, Class A1,
0.67%, 2/25/47(a)		1,267	514,431
First Horizon Alernative Mortgage Securities, Inc., Series 04-AA4, Class A1,
5.39%, 10/25/34(a)		3,038	1,387,816
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR4, Class 6A1,
5.25%, 7/25/35(a)		639	425,104
Goldman Sachs Residential Mortgage Loan Trust, Series 06-OA1, Class 2A1,
0.66%, 8/25/46(a)		2,596	1,261,504
Harborview Mortgage Loan Trust, Series 06-9, Class 2A1A,
0.79%, 11/19/36(a)		1,793	771,271
Homebanc Mortgage Trust, Series 06-2, Class A1,
0.65%, 12/25/36(a)		2,606	1,014,524
JPMorgan Mortgage Trust, Series 06-A2, Class 5A3,
5.14%, 11/25/33(a)		4,341	3,365,455
JPMorgan Mortgage Trust, Series 06-S2, Class 2A2,
5.88%, 7/25/36		706	520,884
JPMorgan Mortgage Trust, Series 07-S1, Class 1A2,
5.50%, 3/25/22		594	403,997
Mortgage IT Trust, Series 04-1, Class A1,
0.86%, 11/25/34(a)		3,267	1,761,594
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A,
0.53%, 7/25/36(a)		2,082	1,929,026
Residential Funding Mortgage Securities I, Inc., Series 03-S16, Class A3,
5.00%, 9/25/18		7,753	7,569,125
Structured Adjustable Rate Mortgage Loan Trust, Series 04-13, Class A2,
0.77%, 9/25/34(a)		737	391,952
Structured Adjustable Rate Mortgage Loan Trust, Series 04-6, Class 4A1,
4.84%, 6/25/34(a)		7,014	5,266,726
Summit Mortgage Trust, Series 00-1, Class B1,
6.78%, 12/28/12(a)(d)(i)		2	1,765
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA4, Class 1A,
3.03%, 5/25/47(a)		1,224	525,574
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA5, Class 1A,
3.01%, 6/25/47(a)		2,125	967,743

14	DECEMBER 31, 2008

Schedule of Investments (continued)	Intermediate Bond II Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
Wells Fargo Mortgage Backed Securities Trust, Series 04-H, Class A1,
4.53%, 6/25/34(a)	USD	6,563	$5,113,292

			47,049,921

Commercial Mortgage-Backed Securities — 16.2%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36		4,065	3,989,596
Banc of America Commercial Mortgage, Inc., Series 05-3, Class A2,
4.50%, 7/10/43		3,930	3,606,929
Chase Commercial Mortgage Securities Corp., Series 00-3, Class A2,
7.32%, 10/15/32		1,780	1,771,535
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 07-CD5, Class A4,
5.89%, 11/15/44(a)		1,800	1,357,364
Commercial Mortgage Loan Trust, Series 08-LS1, Class A4B,
6.02%, 9/10/17(a)		3,730	2,698,068
Commercial Mortgage Pass-Through Certificates Series 05-C6, Class A2,
5.00%, 6/10/44		6,645	6,163,691
Commercial Mortgage Pass-Through Certificates, Series 04-LB3A, Class A3,
5.09%, 7/10/37(a)		2,385	2,224,486
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CF2, Class A4,
6.51%, 2/15/34(e)		4,116	4,045,013
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2,
5.18%, 8/15/12		4,050	3,701,845
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2,
4.94%, 12/15/35		6,185	5,564,515
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 99-CG2, Class A1B,
7.30%, 6/10/09(a)		3,296	3,288,673
First Union National Bank Commercial Mortgage Trust, Series 99-C4, Class C,
7.79%, 12/15/31(d)		5,690	5,513,711
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2,
7.20%, 10/15/32		4,242	4,262,001
First Union National Bank Commercial Mortgage Trust, Series 01-C3, Class A3,
6.42%, 6/15/11		6,517	6,339,536
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3,
6.27%, 12/10/35		4,850	4,554,648
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36(a)		2,891	2,881,287
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2,
7.46%, 8/16/33(a)		4,165	4,156,267
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2,
6.96%, 11/15/10		5,955	5,893,313
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2,
5.48%, 5/10/40(a)		5,830	5,239,884
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2004-C3, Class A3,
4.21%, 12/10/41		6,697	6,500,378
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class A2,
4.31%, 1/10/10		7,158	6,773,327
JPMorgan Chase Commercial Mortgage Securities Corp., Series 04-CB8, Class A1A,
4.16%, 4/12/14(d)		2,052	1,686,571
JPMorgan Chase Commercial Mortgage Securities Corp., Series 05-LDP4, Class A2,
4.79%, 10/15/42		6,484	5,918,361
JPMorgan Chase Commercial Mortgage Securties Corp., Series 04-CB9, Class A2,
5.11%, 6/12/41(a)		7,180	6,750,612
JPMorgan Commercial Mortgage Finance Corp., Series 97-C5, Class E,
7.61%, 9/15/29		4,896	4,146,361
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-C3, Class A2,
6.37%, 12/15/28		6,505	6,328,985
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A3,
5.87%, 9/15/45(a)		4,825	3,414,141
Merrill Lynch Mortgage Trust, Series 05-MCP1, Class A2,
4.56%, 6/12/43(j)		5,345	4,886,483
Wachovia Bank Commercial Mortgage Trust, Series 05-C17, Class A2,
4.78%, 3/15/42		6,982	6,553,703
Wachovia Bank Commercial Mortgage Trust, Series 05-C21, Class A3,
5.21%, 10/15/44(a)		2,270	2,107,570
Wachovia Bank Commerical Mortgage Trust, Series 07-C33, Class A4,
5.90%, 7/15/17(a)		7,420	5,362,249
Washington Mutual Commercial Mortgage Securities Trust, Series 05-C1A, Class X (IO),
1.94%, 5/25/36(a)(d)		29,538	843,871

			138,524,974

Total Non-U.S. Government Agency Mortgage-Backed Securities — 21.7%			185,574,895

Project Loans — 0.0%
Federal Housing Authority, USGI Project, Series 56,
7.46%, 1/01/23		387	383,730
Certificates of Deposit — 0.2%
SunTrust Bank, Inc.,
4.42%, 6/15/09		1,375	1,389,468
Asset Backed Securities
American Express Issuance Trust, Series 07-2, Class A,
1.45%, 7/15/13(a)		9,540	7,789,620
American Express Issuance Trust, Series 08-2, Class A,
4.02%, 2/15/10		7,075	6,753,460

DECEMBER 31, 2008	15

Schedule of Investments (continued)	Intermediate Bond II Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset Backed Securities
Amresco Independence Funding, Inc., Series 00-1A, Class A,
3.15%, 1/15/27(a)(d)	USD	643	$334,180
Bank of America Credit Card Trust, Series 08-A9, Class A9,
4.07%, 2/16/10		6,820	6,513,648
Bank One Issuance Trust, Series 04-A7, Class A7,
1.32%, 9/15/11(a)		6,175	5,291,334
Bear Stearns Securities, Inc., Series 06-3, Class A1,
0.62%, 8/25/36(a)		2,240	2,020,365
Carrington Mortgage Loan Trust, Series 06-NC3, Class A1,
0.52%, 1/25/31(a)		350	346,527
Chase Issuance Trust, Series 05-A2, Class A2,
1.27%, 4/16/12(a)		5,930	4,900,799
Chase Issuance Trust, Series 07-A15, Class A,
4.96%, 9/17/12		7,325	7,056,762
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/12		5,500	5,102,293
Chase Issuance Trust, Series 08-A9, Class A9,
4.26%, 5/15/13		6,295	5,886,914
Citibank Credit Card Issuance Trust, Series 06-A6, Class A6,
0.47%, 5/24/10(a)		7,395	6,836,248
Citibank OMNI Master Trust, Series 07-A9A, Class A9,
1.61%, 12/23/13(a)(d)		6,395	6,073,660
Citigroup Mortgage Loan Trust, Inc., Series 06-HE2, Class A2A,
0.52%, 8/25/36(a)		662	646,062
Citigroup Mortgage Loan Trust, Inc., Series 07-AMC3, Class A2,
0.58%, 3/25/37(a)		1,488	1,283,912
Conseco Financial Corp., Series 96-7, Class A6,
7.65%, 10/15/27(a)		523	528,351
Countrywide Asset-Backed Certificates, Series 07-12, Class 2A1,
0.82%, 5/25/29(a)		4,862	4,384,472
First Franklin Mortgage Loan Asset-Backed Certificates, Series 06-FF10, Class A2,
0.52%, 7/25/36(a)		479	464,191
GSAA Home Equity Trust, Series 04-8, Class A3A,
0.84%, 9/25/34(a)		268	145,225
IFC Small Business Administration Loan-Backed Certificates, Series 97-1, Class A,
3.00%, 1/15/24(a)(d)		278	253,068
MBNA Credit Card Master Note Trust, Series 05-A9, Class A9,
1.24%, 4/15/13(a)		5,265	4,731,829
MBNA Credit Card Master Note Trust, Series 06-A1, Class A1,
4.90%, 7/15/11		6,575	6,566,011
The Money Store Small Business Loan Backed Certificates, Series 97-2, Class A,
2.80%, 2/15/29(a)		800	408,883
PMC Capital LP, Series 98-1, Class A,
3.00%, 4/01/21(a)(d)		1,061	742,612
Popular ABS Mortgage Pass-Through Trust, Series 06-D, Class A1,
0.53%, 11/25/36(a)		1,611	1,512,357
Residential Asset Securities Corp., Series 06-EMX6, Class A1,
0.53%, 10/25/30(a)		657	644,198
Small Business Administration Participation Certificates, Series 92-20H,
7.40%, 8/01/12		268	271,657
Small Business Administration Participation Certificates, Series 96-20H, Class 1,
7.25%, 8/01/16		846	890,329
Small Business Administration Participation Certificates, Series 01-P10B, Class 1,
6.34%, 8/01/11		329	338,581
Structured Asset Receivables Trust, Series 03-2A,
4.82%, 1/21/09(a)(d)		495	435,366
Structured Asset Securities Corp., Series 03-AL1, Class A,
3.36%, 4/25/31(d)		1,854	1,460,954
Student Loan Marketing Assoc. Student Loan Trust, Series 05-8, Class A4,
4.29%, 1/25/28(a)		7,375	5,310,000
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
4.64%, 10/25/16(a)		8,030	7,635,454
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
4.84%, 1/25/18(a)		2,030	1,840,672
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A4,
5.24%, 7/25/23(a)		5,470	4,728,831
SWB Loan-Backed Certificates, Series 99-1, Class A,
7.38%, 5/15/25(d)		781	531,079

Total Asset Backed Securities — 12.9%			110,659,904

Corporate Bonds
Aerospace & Defense — 0.3%
United Technologies Corp., Unsecured Notes,
2.27%, 6/01/09(a)		2,825	2,814,435

Automobiles — 0.5%
Daimler Finance North America LLC, Unsecured Notes,
4.88%, 6/15/10		2,000	1,813,736
5.75%, 9/08/11		2,125	1,794,646
6.50%, 11/15/13		475	370,506

			3,978,888

Beverages — 0.9%
Bottling Group LLC, Senior Unsecured Notes,
6.95%, 3/15/14		1,450	1,574,417
Diageo Capital Plc (United Kingdom), Unsecured Notes,
5.20%, 1/30/13(c)		3,950	3,886,879
7.38%, 1/15/14(c)		1,975	2,103,871

			7,565,167

Capital Markets — 2.3%
The Goldman Sachs Group, Inc., Unsecured Notes,
5.25%, 10/15/13		7,945	7,298,690
Lehman Brothers Holdings, Inc., Senior Unsecured Notes,
5.00%, 1/14/11(k)		1,365	129,675
5.75%, 4/25/11(k)		2,620	248,900
6.20%, 9/26/14(k)		3,905	370,975
Lehman Brothers Holdings, Inc., Subordinated Notes,
6.75%, 12/28/17(k)		2,550	255
Lehman Brothers Holdings, Inc., Unsecured Notes,
5.25%, 2/06/12(k)		1,015	96,425

16	DECEMBER 31, 2008

Schedule of Investments (continued)	Intermediate Bond II Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Capital Markets (concluded)
Morgan Stanley, Senior Notes,
4.57%, 1/09/12(a)(g)	USD	10,025	$7,909,845
5.55%, 4/27/17		505	417,022
6.25%, 8/28/17		2,875	2,449,175
Morgan Stanley, Unsecured Notes,
6.75%, 4/15/11		350	344,374

			19,265,336

Commercial Banks — 2.0%
Deutsche Bank AG (United Kingdom) Bonds,
5.38%, 10/12/12(c)		3,175	3,249,384
UBS AG (Switzerland), Senior Unsecured Notes,
5.75%, 4/25/18(c)		3,800	3,448,861
UBS AG, Senior Notes,
5.88%, 12/20/17(c)		4,165	3,826,157
Wachovia Corp., Unsecured Notes,
5.30%, 10/15/11		3,895	3,756,435
5.50%, 5/01/13		30	29,665
Wells Fargo & Co., Unsecured Notes,
4.63%, 8/09/10		1,475	1,481,782
4.88%, 1/12/11		830	830,032
5.25%, 10/23/12		860	875,940

			17,498,256

Computers & Peripherals — 0.5%
International Business Machines Corp., Unsecured Notes,
5.70%, 9/14/17		2,250	2,405,509
7.63%, 10/15/18		1,500	1,798,792

			4,204,301

Consumer Finance — 0.4%
SLM Corp., Senior Unsecured Notes,
3.68%, 7/27/09(a)		1,400	1,319,636
3.22%, 1/31/14(a)		3,750	1,986,337

			3,305,973

Diversified Financial Services — 6.6%
BAE Systems Holdings, Inc., Unsecured Notes,
5.20%, 8/15/15(d)		680	632,536
Bank of America Corp., Senior Unsecured Notes,
6.00%, 9/01/17		2,400	2,437,493
5.75%, 12/01/17		495	494,228
5.65%, 5/01/18		240	241,424
Bank of America Corp., Subordinated Bank Notes,
6.10%, 6/15/17		2,300	2,267,846
Bank of America Corp., Subordinated Notes,
7.80%, 2/15/10(e)		1,115	1,142,362
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
6.95%, 8/10/12		3,460	3,593,463
The Bear Stearns Cos., Inc., Unsecured Notes,
3.25%, 3/25/09		3,500	3,486,962
5.50%, 8/15/11		1,725	1,705,071
Citigroup, Inc., Senior Unsecured Notes,
5.30%, 10/17/12		7,675	7,396,597
Citigroup, Inc., Unsecured Notes,
4.13%, 2/22/10(e)		4,745	4,675,842
5.13%, 2/14/11		860	839,353
Countrywide Financial Corp., Unsecured Notes,
5.80%, 6/07/12		3,085	3,006,805
EnCana Holdings Finance Corp. (Canada), Senior Unsecured Notes,
5.80%, 5/01/14(c)		980	918,077
General Electric Capital Corp., Senior Unsecured Notes,
5.00%, 12/01/10		8,200	8,333,717
General Electric Capital Corp., Unsecured Notes,
4.88%, 10/21/10		4,120	4,173,296
5.00%, 11/15/11		1,030	1,043,812
JPMorgan Chase & Co., Subordinated Notes,
6.25%, 2/15/11		1,500	1,479,380
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17-10/01/17		4,505	4,543,809
TIAA Global Markets, Unsecured Notes,
5.13%, 10/10/12(d)		3,775	3,720,829

			56,132,902

Diversified Telecommunication Services — 3.5%
AT&T, Inc., Unsecured Notes,
5.88%, 2/01/12		130	132,465
4.95%, 1/15/13		3,525	3,544,479
SingTel Optus Finance Ltd. (Australia), Unsecured Notes,
8.00%, 6/22/10(c)(d)		1,425	1,486,653
Sprint Capital Corp., Senior Unsecured Notes,
7.63%, 1/30/11		1,125	939,375
Telecom Italia Capital SA (Luxembourg), Senior Notes,
5.25%, 11/15/13(c)		3,540	2,699,250
Telecom Italia Capital SA (Luxembourg), Senior Unsecured Notes,
5.25%, 10/01/15(c)		600	456,750
Telecom Italia Capital SA (Luxembourg), Unsecured Notes,
6.20%, 7/18/11(c)		3,875	3,439,062
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
5.98%, 6/20/11(c)		3,500	3,451,948
5.86%, 2/04/13(c)		1,875	1,822,592
6.42%, 6/20/16(c)		2,200	2,196,181
Telefonica Europe BV (Netherlands), Senior Unsecured Notes,
7.75%, 9/15/10(c)		510	517,835
Verizon Communications, Inc., Senior Unsecured Notes,
8.75%, 11/01/18		3,850	4,516,905
Verizon New Jersey, Inc., Senior Debentures,
5.88%, 1/17/12		5,015	4,937,027

			30,140,522

Electric Utilities — 2.2%
Duke Energy Corp., First Mortgage Bonds,
5.25%, 1/15/18		925	944,988
EDP Finance BV (Netherlands), Senior Notes,
5.38%, 11/02/12(c)(d)		10,200	9,379,838
NiSource Finance Corp., Senior Unsecured Notes,
7.88%, 11/15/10		2,400	2,197,126
NiSource Finance Corp., Unsecured Notes,
2.72%, 11/23/09(a)		2,450	2,207,573
PECO Energy Co., First & Refunding Mortgage Bonds,
5.95%, 11/01/11		1,900	1,931,931
Scottish Power Ltd. (United Kingdom), Unsecured Notes,
4.91%, 3/15/10(c)		2,300	2,251,732

			18,913,188

DECEMBER 31, 2008	17

Schedule of Investments (continued)	Intermediate Bond II Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Energy Equipment & Services — 0.4%
Halliburton Co., Senior Unsecured Notes,
5.50%, 10/15/10	USD	1,850	$1,889,555
Transocean, Inc. (Switzerland), Senior Unsecured Notes,
5.25%, 3/15/13(c)		2,025	1,880,812

			3,770,367

Food & Staples Retailing — 0.5%
CVS Caremark Corp., Senior Notes,
2.50%, 6/01/10(a)		4,500	4,140,500

Food Products — 0.7%
Kraft Foods, Inc., Senior Unsecured Notes,
6.00%, 2/11/13		1,280	1,300,771
6.50%, 8/11/17		5,025	5,050,838

			6,351,609

Health Care Providers & Services — 0.5%
UnitedHealth Group, Inc., Unsecured Notes,
5.25%, 3/15/11		2,600	2,444,686
WellPoint, Inc., Unsecured Notes,
5.00%, 1/15/11		1,925	1,819,410

			4,264,096

Insurance — 3.2%
American International Group, Inc., Senior Unsecured Notes,
5.85%, 1/16/18		7,205	4,829,403
Hartford Life Global Funding Trusts, Secured Notes,
2.18%, 6/16/14(a)(d)		5,100	3,481,816
Metropolitan Life Global Funding I, Senior Unsecured Notes,
5.13%, 4/10/13(d)		2,325	2,166,340
Monumental Global Funding Ltd. (Cayman Islands), Notes,
1.22%, 6/16/10(a)(c)(d)		4,940	4,524,520
New York Life Global Funding, Unsecured Notes,
3.88%, 1/15/09(d)		2,945	2,945,716
5.25%, 10/16/12(d)		4,650	4,657,914
Pricoa Global Funding I, Secured Notes,
5.40%, 10/18/12(d)		3,800	3,513,575
Prudential Financial, Inc., Senior Unsecured Notes,
5.80%, 6/15/12		2,175	1,640,827

			27,760,111

Investment Companies — 0.1%
Xstrata Finance Ltd. (Canada), Unsecured Notes,
5.80%, 11/15/16(c)(d)		1,025	647,062

Media — 2.1%
Comcast Cable Communications Corp., Senior Unsecured Notes,
5.45%, 11/15/10		4,000	3,953,672
Comcast Cable Communications Holdings, Inc., Unsecured Notes,
8.38%, 3/15/13		1,235	1,277,637
Comcast Cable Holdings LLC, Senior Debentures,
7.88%, 8/01/13		735	755,739
Comcast Corp., Unsecured Notes,
5.90%, 3/15/16		1,250	1,193,519
Cox Communications, Inc., Senior Unsecured Notes,
7.75%, 11/01/10		295	289,547
7.13%, 10/01/12		900	861,315
News America Holdings, Inc., Senior Debentures,
9.50%, 7/15/24		550	602,691
8.50%, 2/23/25		650	639,686
Rogers Cable, Inc. (Canada), Notes,
6.25%, 6/15/13(c)		2,575	2,464,746
TCI Communications, Inc., Senior Debentures,
8.75%, 8/01/15		965	1,027,202
Time Warner Cable, Inc., Unsecured Notes,
5.85%, 5/01/17		4,050	3,699,890
Time Warner, Inc., Senior Unsecured Notes,
6.75%, 4/15/11		1,110	1,083,775
Turner Broadcasting Corp., Senior Notes,
8.38%, 7/01/13		300	292,585

			18,142,004

Multiline Retail — 0.6%
Target Corp., Senior Unsecured Notes,
5.13%, 1/15/13		5,000	4,936,820

Multi-Utilities — 0.1%
Dominion Resources, Inc., Senior Unsecured Notes,
5.13%, 12/15/09		455	453,999

Oil, Gas & Consumable Fuels — 1.5%
Anadarko Petroleum Corp., Senior Unsecured Notes,
5.95%, 9/15/16		4,000	3,533,236
Canadian Natural Resources (Canada), Unsecured Notes,
5.70%, 5/15/17(c)		810	706,424
ConocoPhillips Australia Funding Co., Unsecured Notes,
4.42%, 4/09/09(a)		3,523	3,518,987
ConocoPhillips, Senior Unsecured Notes,
8.75%, 5/25/10		2,400	2,529,441
EnCana Corp. (Canada), Unsecured Notes,
4.60%, 8/15/09(c)		175	172,207
XTO Energy, Inc., Senior Unsecured Notes,
6.25%, 8/01/17		2,700	2,592,748

			13,053,043

Pharmaceuticals — 0.5%
Abbott Laboratories, Unsecured Notes,
5.60%, 5/15/11		1,250	1,319,811
GlaxoSmithKline Capital, Inc., Senior Unsecured Notes,
4.85%, 5/15/13		2,000	2,006,114
Schering-Plough Corp., Senior Unsecured Notes,
5.55%, 12/01/13		795	800,813

			4,126,738

Real Estate Investment Trust — 0.0%
The Rouse Co. LP, Unsecured Notes,
3.63%, 3/15/09		600	249,000

Road & Rail — 0.3%
Canadian National Railway Co. (Canada), Senior Unsecured Notes,
4.25%, 8/01/09(c)		2,075	2,071,273

Software — 0.6%
Oracle Corp., Senior Unsecured Notes,
5.75%, 4/15/18		1,320	1,380,678

18	DECEMBER 31, 2008

Schedule of Investments (continued)	Intermediate Bond II Portfolio
(Percentages shown are based on Net Assets)

	Par (000)			Value
Corporate Bonds
Software (concluded)
Oracle Corp., Unsecured Notes,
5.00%, 1/15/11	USD	3,650		$3,748,466

				5,129,144

Thrifts & Mortgage Finance — 0.2%
Nationwide Building Society (United Kingdom), Unsecured Notes,
4.25%, 2/01/10(c)(d)		125		123,709
Sovereign Bancorp, Inc.,
4.90%, 9/23/10		2,065		1,852,022

				1,975,731

Tobacco — 0.3%
Philip Morris International, Inc., Senior Unsecured Notes,
4.88%, 5/16/13		2,915		2,923,343

Wireless Telecommunication Services — 0.2%
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
7.75%, 2/15/10(c)		1,845		1,885,618
Vodafone Group Plc (United Kingdom), Unsecured Notes,
5.00%, 9/15/15(c)		110		100,870

				1,986,488

Total Corporate Bonds — 31.0%				265,800,296

Foreign Government Obligations
Germany — 0.0%
Bundesrepublic Deutschland,
4.00%, 1/04/37	EUR	135		201,062

Mexico — 1.1%
Mexican Bonos,
7.25%, 12/15/16	MXN	25,300		1,750,731
10.00%, 12/05/24		84,860		7,038,934
Mexico Government,
7.50%, 4/08/33(c)	USD	200		228,500
United Mexican States,
5.63%, 1/15/17(c)		330		330,000

				9,348,165

United Kingdom — 0.3%
United Kingdom Treasury Bonds,
4.25%, 12/07/49	GBP	1,405		2,205,382

Total Foreign Government Obligations — 1.4%				11,754,609

Taxable Municipal Bonds
New York Sales Tax Asset Receivable Corp. Revenue Bonds, Series 04, Class B,
3.83%, 10/15/09	USD	1,280		1,277,581
Wisconsin General Revenue Bonds, Series 03, Class A,
4.80%, 5/01/13		1,910		1,961,379

Total Taxable Municipal Bonds — 0.4%				3,238,960

Total Long-Term Investments (Cost — $1,010,207,126) — 108.7%				931,618,619

	Shares (000)
Short-Term Securities
TCW Money Market Fund, 1.38%(l)
(Cost — $1,481) — 0.0%		1		1,481

	Contracts
Options Purchased
Over the Counter Call Swaptions Purchased
Receive a fixed rate of 4.120% and pay a floating rate based on 3-month USD LIBOR, expiring September 2009, Broker, Deutsche Bank AG		2,340	(m)	3,096,213
Receive a fixed rate of 5.210% and pay a floating rate based on 3-month USD LIBOR, expiring March 2011, Broker, Goldman Sachs Bank USA		950	(m)	1,864,714
Receive a fixed rate of 5.360% and pay a floating rate based on 3-month USD LIBOR, expiring June 2013, Broker, UBS AG		1,500	(m)	1,602,266
Receive a fixed rate of 5.47% and pay a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker, Bank of America, N.A.		2,860	(m)	5,810,550

				12,373,743

Over the Counter Put Swaptions Purchased
Pay a fixed rate of 4.120% and receive a floating rate based on 3-month USD LIBOR, expiring September 2009, Broker, Deutsche Bank AG		2,340	(m)	237,865
Pay a fixed rate of 5.210% and receive a floating rate based on 3-month USD LIBOR, expiring March 2011, Broker, Goldman Sachs Bank USA		950	(m)	105,356
Pay a fixed rate of 5.360% and receive a floating rate based on 3-month USD LIBOR, expiring June 2013, Broker, UBS AG		1,500	(m)	141,915
Pay a fixed rate of 5.47% and receive a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker, Bank of America, N.A.		2,860	(m)	411,464
Pay a fixed rate of 5.500% and receive a floating rate based on 3-month USD LIBOR, expiring December 2009, Broker, Bank of America, N.A.		540	(m)	35,312
Pay a fixed rate of 6.500% and receive a floating rate based on 3-month USD LIBOR, expiring November 2009, Broker, UBS AG		1,050	(m)	18,842
Pay a fixed rate of 6.500% and receive a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker, Deutsche Bank AG		1,670	(m)	30,619
Pay a fixed rate of 6.500% and receive a floating rate based on 3-month USD LIBOR, expiring September 2009, Broker, Deutsche Bank AG		890	(m)	15,701

				997,074

Total Options Purchased (Cost — $6,500,287) — 1.5%				13,370,817

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $1,016,708,894*) — 110.2%				944,990,917

	Par (000)
TBA Sale Commitments
Federal National Mortgage Assoc. 30 Year TBA,
5.00%, 1/01/39	USD	(20,100)		(20,539,687)
5.50%, 1/01/39-2/01/39		(24,300)		(24,859,250)

DECEMBER 31, 2008	19

Schedule of Investments (continued)	Intermediate Bond II Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
TBA Sale Commitments
Government National Mortgage Assoc. I 30 Year TBA,
6.50%, 2/01/39	USD	(1,900)	$(1,966,500)

Total TBA Sale Commitments (Proceeds — $47,057,473) — (5.5)%			(47,365,437)

	Contracts
Options Written
Over the Counter Call Swaptions Written
Pay a fixed rate of 2.495% and receive a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, JPMorgan Chase Bank, National Association	(2,240	)(m)	(850,312)
Pay a fixed rate of 4.100% and receive a floating rate based on 3-month USD LIBOR, expiring May 2009, Broker, JPMorgan Chase Bank, National Association	(1,230	)(m)	(1,647,387)
Pay a fixed rate of 4.820% and receive a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(1,630	)(m)	(2,895,309)
Pay a fixed rate of 4.870% and receive a floating rate based on 3-month USD LIBOR, expiring February 2010, Broker, Deutsche Bank AG	(2,600	)(m)	(4,808,134)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month USD LIBOR, expiring May 2011, Broker, Citibank, N.A.	(2,200	)(m)	(4,012,551)
Pay a fixed rate of 5.400% and receive a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, UBS AG	(1,180	)(m)	(2,519,550)
Pay a fixed rate of 5.485% and receive a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, National Association	(2,220	)(m)	(5,346,439)
Pay a fixed rate of 5.670% and receive a floating rate based on 3-month USD LIBOR, expiring January 2010, Broker, Citibank, N.A.	(1,250	)(m)	(3,150,029)

			(25,229,711)

Over the Counter Put Swaptions Written
Receive a fixed rate of 2.495% and pay floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, JPMorgan Chase Bank, National Association	(2,240	)(m)	(1,740,920)
Receive a fixed rate of 4.750% and pay a floating rate based on 3-month USD LIBOR, expiring May 2009, Broker, JPMorgan Chase Bank, National Association	(1,230	)(m)	(21,929)
Receive a fixed rate of 4.820% and pay a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(1,630	)(m)	(150,106)
Receive a fixed rate of 4.870% and pay a floating rate based on 3-month USD LIBOR, expiring February 2010, Broker, Deutsche Bank AG	(2,600	)(m)	(172,023)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month USD LIBOR, expiring May 2011, Broker, Citibank, N.A.	(2,200	)(m)	(305,020)
Receive a fixed rate of 5.400% and pay a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, UBS AG	(1,180	)(m)	(98,909)
Receive a fixed rate of 5.485% and pay a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, National Association	(2,220	)(m)	(52,304)
Receive a fixed rate of 5.670% and pay a floating rate based on 3-month USD LIBOR, expiring January 2010, Broker, Citibank, N.A.	(1,250	)(m)	(29,439)

			(2,570,650)

Total Options Written (Premiums Received — $ 13,098,200) — (3.2)%			(27,800,361)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 101.5%			869,825,119
Liabilities in Excess of Other Assets — (1.5)%			(12,487,876)

Net Assets — 100.0%			$857,337,243

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,016,855,065

Gross unrealized appreciation	$4,910,310
Gross unrealized depreciation	(76,774,458)

Net unrealized depreciation	$(71,864,148)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(c)	U.S. dollar denominated security issued by foreign domiciled entity.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(f)	Security, or a portion thereof, subject to treasury roll transactions.

(g)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(h)	Represents a zero coupon bond. Rate shown reflects the current yield as of report date.

(i)	Security is valued in accordance with the Portfolio’s fair valuation policy.

(j)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Income
Merrill Lynch Mortgage Trust Series 05-MCP1, Class A2	$4,951,015	—	—	$42,860

(k)	Issuer filed for bankruptcy and/or is in default of interest payments.

(l)	Represents current yield as of report date.

(m)	One contract represents a notional amount of $10,000.

20	DECEMBER 31, 2008

Schedule of Investments (continued)	Intermediate Bond II Portfolio

•	Foreign currency exchange contracts as of December 31, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
EUR	256,000	USD	359,459	1/21/09	$(3,607)
USD	1,029,247	EUR	805,000	1/21/09	(88,654)
USD	2,164,286	GBP	1,454,000	1/21/09	75,075
USD	870,077	GBP	580,000	1/21/09	36,691
USD	849,237	GBP	574,500	1/21/09	23,755
USD	551,006	GBP	375,000	1/21/09	12,180
USD	8,941,598	MXN	114,676,000	1/21/09	724,107
USD	857,470	MXN	11,540,000	1/21/09	30,533

Total					$810,080

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation
1,275	U.S. Treasury Notes (10 Year)	March 2009	$160,331,250	$3,450,826
71	Euro-Bund	March 2009	$12,320,878	179,358
132	Gilt British	March 2009	$23,432,556	1,476,867
383	Euro Dollar Futures	June 2009	$94,668,025	1,644,290

Total				$6,751,341

•	Financial futures contracts sold as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation
35	U.S. Treasury Notes (2 Year)	March 2009	$7,632,187	$(64,454)
814	U.S. Treasury Notes (5 Year)	March 2009	$96,910,516	(1,038,463)
147	U.S. Treasury Bonds (20 Year)	March 2009	$20,292,891	(754,415)

Total				$(1,857,332)

•	Interest rate swaps outstanding as of December 31, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Barclays Bank, PLC Expires, December 2009	USD	11,800,000	$308,163
Receive a fixed rate of 2.90% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Barclays Bank, PLC Expires, September 2010	USD	34,700,000	1,122,533
Receive a fixed rate of 4.51% and pay a floating rate based on 3-month USD LIBOR
Counterparty, UBS AG Expires, September 2010	USD	24,600,000	1,594,503
Receive a fixed rate of 5.00% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, November 2010	USD	10,300,000	$700,223
Receive a fixed rate of 5.03% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, November 2011	USD	10,000,000	954,281
Receive a fixed rate of 5.02% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Goldman Sachs Bank USA Expires, November 2011	USD	17,000,000	1,619,785
Receive a fixed rate of 4.95% and pay a floating rate based on 3-month USD LIBOR
Counterparty, UBS AG Expires, November 2011	USD	3,000,000	279,360
Receive a fixed rate of 4.20% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Credit Suisse International Expires, December 2012	USD	50,000,000	4,281,172
Receive a fixed rate of 3.62% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Barclays Bank, PLC Expires, February 2013	USD	68,000,000	4,963,651
Receive a fixed rate of 3.79% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, April 2013	USD	25,000,000	1,817,618
Receive a fixed rate of 4.27% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, July 2013	USD	20,700,000	2,217,898
Receive a fixed rate of 2.95% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Bank of America, N.A. Expires, November 2013	USD	30,500,000	1,188,696

DECEMBER 31, 2008	21

Schedule of Investments (continued)	Intermediate Bond II Portfolio

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 4.42% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, December 2014	USD	10,000,000	$1,213,597
Pay a fixed rate of 4.39% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Morgan Stanley Capital Services, Inc. Expires, July 2015	USD	22,000,000	(3,024,181)
Pay a fixed rate of 5.07% and receive a floating rate based on 3-month USD LIBOR
Counterparty, UBS AG Expires, March 2017	USD	12,000,000	(2,522,665)
Pay a fixed rate of 5.64% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, July 2017	USD	17,200,000	(4,513,083)
Pay a fixed rate of 5.78% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, July 2017	USD	32,800,000	(8,947,625)
Pay a fixed rate of 5.31% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, October 2017	USD	48,700,000	(10,903,790)
Pay a fixed rate of 5.46% and receive a floating rate based on 3-month USD LIBOR
Counterparty, JPMorgan Chase Bank, National Association Expires, August 2018	USD	8,900,000	(2,373,729)
Receive a fixed rate of 4.25% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Barclays Bank, PLC Expires, October 2018	USD	9,000,000	1,322,718
Receive a fixed rate of 4.11% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, October 2018	USD	17,100,000	2,307,804
Receive a fixed rate of 4.10% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, October 2018	USD	12,600,000	1,672,703
Receive a fixed rate of 4.49% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Bank of America, N.A. Expires, October 2018	USD	10,200,000	1,711,272
Pay a fixed rate of 4.20% and receive a floating rate based on 3-month USD LIBOR
Counterparty, UBS AG Expires, November 2018	USD	18,700,000	(2,728,596)
Pay a fixed rate of 4.65% and receive a floating rate based on 3-month USD LIBOR
Counterparty, UBS AG Expires, November 2018	USD	3,100,000	(576,982)
Receive a fixed rate of 2.94% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, December 2018	USD	9,800,000	319,361
Receive a fixed rate of 2.94% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, December 2018	USD	10,000,000	320,029
Receive a fixed rate of 2.98% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, December 2018	USD	9,000,000	320,306
Pay a fixed rate of 2.77% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, December 2018	USD	6,300,000	(114,147)
Receive a fixed rate of 2.21% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Goldman Sachs Bank USA Expires, December 2018	USD	12,600,000	(396,703)

22	DECEMBER 31, 2008

Schedule of Investments (concluded)	Intermediate Bond II Portfolio

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 2.30% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, December 2018	USD	11,200,000	$(268,436)
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Counterparty, JPMorgan Chase Bank, National Association Expires, August 2022	USD	6,610,000	2,128,433
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Goldman Sachs Bank USA Expires, April 2027	USD	3,700,000	1,394,149

Total			$(2,611,682)

•	Credit default swaps on single-name issues - sold protection outstanding as of December 31, 2008 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation
Rogers Cable, Inc.	1.02%	Morgan Stanley Capital Services, Inc.	December 2014	BBB-	USD 1,900	$(154,043)

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Portfolio may receive should a negative credit event take place as defined under the terms of the agreement.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments**
	Assets	Liabilities	Assets	Liabilities
Level 1	$1,481	$—	$6,751,341	$(1,857,332)
Level 2	944,987,671	(47,365,437)	34,660,596	(64,416,602)
Level 3	1,765	—	—	—

Total	$944,990,917	$(47,365,437)	$41,411,937	$(66,273,934)

**	Other financial instruments are options written, foreign currency exchange, futures and swap contracts.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Assets
Balance, as of October 1, 2008	$3,272
Accrued discounts/premiums	1
Realized gain (loss)	18
Change in unrealized appreciation (depreciation)	(19)
Net purchases (sales)	(1,507)
Net transfers in/out of Level 3	—

Balance, as of December 31, 2008	$1,765

DECEMBER 31, 2008	23

Schedule of Investments December 31, 2008 (Unaudited)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Capital Trusts
Commercial Banks — 0.3%
Barclays Bank Plc (United Kingdom), Unsecured Notes,
5.93%(a)(b)(c)(d)	USD	200	$73,544
Royal Bank of Scotland Group Plc (United Kingdom), Subordinated Capital Securities,
7.64%(a)(c)(d)		1,000	398,284
UBS Preferred Funding Trust I, Inc., Capital Securities,
8.62%(c)(d)		15	9,062
Wachovia Corp., Capital Securities,
7.98%(c)(d)		225	191,790

			672,680

Diversified Financial Services — 1.6%
Bank of America Corp. Capital Trust XI, Capital Securities,
6.63%, 5/23/36		500	462,031
Credit Suisse Guernsey Ltd. (Switzerland), Unsecured Notes,
5.86%(a)(c)(d)		160	74,677
JPMorgan Chase & Co., Depositary Shares,
7.90%(c)(d)		425	353,528
JPMorgan Chase Capital XXV, Capital Securities,
6.80%, 10/01/37		2,545	2,344,925
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities,
5.86%(d)(e)		20	2

			3,235,163

Insurance — 1.0%
Allstate Corp., Junior subordinated Debentures,
6.50%, 5/15/49(c)		900	506,078
American International Group, Inc., Junior Subordinated Debentures,
8.18%, 5/15/58(b)(c)		630	245,086
CHUBB Corp., Capital Securities,
6.38%, 3/29/67(c)		75	46,514
Lincoln National Corp., Capital Securities,
7.00%, 5/17/66(c)		850	357,000
MetLife, Inc., Junior Subordinated Debentures,
6.40%, 12/15/36		275	165,000
Reinsurance Group of America, Inc., Capital Securities,
6.75%, 12/31/49(c)		50	18,899
Travelers Cos., Inc., Debentures,
6.25%, 3/15/37(c)		895	586,258
Travelers Cos., Inc., Senior Unsecured Notes,
6.25%, 6/15/37		250	240,368

			2,165,203

Total Capital Trusts — 2.9%			6,073,046

U.S. Government & Agency Obligations
Federal Home Loan Bank,
5.38%, 9/30/22(f)		2,600	3,073,556
5.25%, 12/09/22		325	387,540
5.37%, 9/09/24		525	632,864
Federal Home Loan Mortgage Corp., Subordinated Notes,
5.75%, 6/27/16		675	724,236
Federal Home Loan Mortgage Corp., Unsecured Notes,
5.50%, 8/23/17		1,600	1,886,907
Federal National Mortgage Assoc.,
7.25%, 5/15/30		675	1,030,217
Federal National Mortgage Assoc., Subordinated Debentures,
6.09%, 10/09/19(g)		3,500	1,896,786
Federal National Mortgage Assoc., Unsecured Notes,
5.00%, 5/11/17		1,300	1,482,285
6.63%, 11/15/30		1,400	2,021,323
U.S. Treasury Bonds,
8.00%, 11/15/21		1,700	2,577,625
6.13%, 11/15/27		1,395	2,000,299
4.38%, 2/15/38		3,185	4,265,909
4.50%, 5/15/38		6,390	8,721,353
U.S. Treasury Inflation Protected Bonds,
2.38%, 1/15/25-1/15/27		1,640	1,845,852
U.S. Treasury Notes,
1.25%, 11/30/10		3,000	3,032,220
3.75%, 11/15/18		4,000	4,528,120

Total U.S. Government & Agency Obligations — 18.8%			40,107,092

U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 7.4%
Federal Home Loan Mortgage Corp. 15 Year TBA,
4.50%, 1/01/29		400	409,124
Federal Home Loan Mortgage Corp. 30 Year TBA,
5.00%, 1/01/39		100	102,000
6.00%, 1/01/39		100	103,031
Federal Home Loan Mortgage Corp. Gold,
7.00%, 12/01/29-4/01/32		25	25,971
5.00%, 7/01/35		4,859	4,972,447
Federal Home Loan Mortgage Corp., Series 2825, Class VP,
5.50%, 6/15/15		136	142,748
Federal Home Loan Mortgage Corp., Series 3346, Class SC (IO),
5.36%, 10/15/33(c)		2,229	199,838
Federal National Mortgage Assoc.,
7.00%, 1/01/31		11	11,198
6.00%, 12/01/32-8/01/34		435	449,595
5.50%, 11/01/33-3/01/36		1,801	1,850,211
5.00%, 7/01/35-11/01/35		590	602,783
Federal National Mortgage Assoc. 1 Year CMT,
4.56%, 1/01/35(c)		214	211,400
Federal National Mortgage Assoc. 15 Year TBA,
4.50%, 1/01/24		200	204,563
5.50%, 1/01/24		100	102,969
Federal National Mortgage Assoc. 30 Year TBA,
5.00%, 1/01/39		1,300	1,328,438
4.50%, 2/01/39		2,200	2,221,312
Federal National Mortgage Assoc. 6 Month LIBOR,
4.56%, 2/01/35(c)		871	880,734
Federal National Mortgage Assoc., Series 03-49, Class YD,
5.50%, 6/25/23		373	389,090
Federal National Mortgage Assoc., Series 04-M1, Class A,
4.70%, 6/25/13		99	100,393
Federal National Mortgage Assoc., Series 05-80, Class PB,
5.50%, 4/25/30		139	141,982

24	DECEMBER 31, 2008

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
Federal National Mortgage Assoc., Series 05-88, Class PA,
5.00%, 9/25/24	USD	733	$738,510
Federal National Mortgage Assoc., Series 07-61, Class PE,
5.50%, 7/25/37		170	172,339
Federal National Mortgage Assoc., Series 363, Class 2 (IO),
5.50%, 11/01/35(c)		145	15,597
Federal National Mortgage Assoc., Series 378, Class 19 (IO),
5.00%, 6/01/35(c)		766	109,533
Government National Mortgage Assoc. I,
7.00%, 9/15/31-5/15/32		43	45,761
5.50%, 4/15/33-8/15/33		60	62,167
Government National Mortgage Assoc. II ARM,
3.75%, 5/20/34(c)		139	133,176

Total U.S. Government Agency Mortgage-Backed Securities — 7.4%			15,726,910

Non-U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.2%
American Home Mortgage Asset Trust, Series 06-6, Class A1A,
0.66%, 12/25/46(c)		84	34,792
Bank of America Alternative Loan Trust, Series 04-7, Class 4A1,
5.00%, 8/25/19		113	95,855
Citigroup Mortgage Loan Trust, Inc., Series 05-4, Class A,
5.34%, 8/25/35(c)		549	379,744
Citigroup Mortgage Loan Trust, Inc., Series 06-AR1, Class 1A1,
4.90%, 10/25/35(c)		352	222,257
Countrywide Alternative Loan Trust, Series 04-18CB, Class 2A5,
0.92%, 9/25/34(c)		40	28,518
Countrywide Alternative Loan Trust, Series 05-21CB, Class A17,
6.00%, 6/25/35		534	336,058
Countrywide Alternative Loan Trust, Series 06-OA10, Class 1A1,
3.22%, 8/25/46(c)		60	25,715
Countrywide Alternative Loan Trust, Series 06-OA19, Class A1,
0.69%, 2/20/47(c)		219	89,755
Countrywide Alternative Loan Trust, Series 06-OA21, Class A1,
0.70%, 3/20/47(c)		149	60,949
Countrywide Home Loan Mortgage Pass Through Trust, Series 04-29, Class 1A1,
0.74%, 2/25/35(c)		30	14,900
Countrywide Home Loan Mortgage Pass Through Trust, Series 06-OA5, Class 2A1,
0.67%, 4/25/46(c)		74	28,875
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 03-3, Class 2A1,
5.50%, 10/25/33		498	440,890
Deutsche ALT-A Securities, Inc., Series 06-OA1, Class A1,
0.67%, 2/25/47(c)		165	66,809
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR4, Class 6A1,
5.25%, 7/25/35(c)		568	377,870
Goldman Sachs Residential Mortgage Loan Trust, Series 06-OA1, Class 2A1,
0.66%, 8/25/46(c)		206	100,213
Harborview Mortgage Loan Trust, Series 05-10, Class 2A1A,
0.89%, 11/19/35(c)		905	412,361
Harborview Mortgage Loan Trust, Series 06-9, Class 2A1A,
0.79%, 11/19/36(c)		121	51,912
Homebanc Mortgage Trust, Series 06-2, Class A1,
0.65%, 12/25/36(c)		242	94,374
JPMorgan Mortgage Trust, Series 06-A2, Class 4A1,
3.88%, 8/25/34(c)		408	304,399
Permanent Financing Plc, Series 5, Class 3A,
2.35%, 6/10/09(a)(c)		470	450,409
Structured Asset Securities Corp., Series 05-5, Class 2A4,
5.50%, 4/25/35		500	332,371
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA4, Class 1A,
3.03%, 5/25/47(c)		89	38,224
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA5, Class 1A,
3.01%, 6/25/47(c)		134	61,121
Zuni Mortgage Loan Trust, Series 06-OA1, Class A1,
0.60%, 8/25/36(c)		678	643,124

			4,691,495

Commercial Mortgage-Backed Securities — 9.4%
Banc of America Commercial Mortgage, Inc.,
5.74%, 7/10/17(c)		1,250	900,672
Banc of America Commercial Mortgage, Inc., Series 02-2, Class A3,
5.12%, 7/11/43		260	241,232
Banc of America Commercial Mortgage, Inc., Series 02-PB2, Class A4,
6.19%, 6/11/35		280	268,099
Banc of America Commercial Mortgage, Inc., Series 04-1, Class A3,
4.43%, 11/10/39		270	249,452
Banc of America Commercial Mortgage, Inc., Series 07-2, Class A4,
5.69%, 4/10/49(c)		275	208,928
Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PWR8, Class A4,
4.67%, 6/11/41		70	59,139
Bear Stearns Commercial Mortgage Securities, Inc., Series 07-PW16, Class A4,
5.71%, 5/11/17(c)		795	619,012
Bear Stearns Commercial Mortgage Securities, Inc., Series 07-PW17, Class A4,
5.69%, 6/11/50(c)		175	130,302
Citigroup Commercial Mortgage Trust, Series 06-C5, Class A4,
5.43%, 10/15/49		65	50,949
Citigroup Commercial Mortgage Trust, Series 08-C7, Class A4,
6.10%, 12/10/49(c)		540	416,918
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 07-CD5, Class A4,
5.89%, 11/15/44(c)		175	131,966

DECEMBER 31, 2008	25

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-U.S. Government Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates Series 2005-C6, Class A2,
5.00%, 6/10/44	USD	1,025	$950,757
Credit Suisse First Boston Mortgage Securities Corp.,
5.44%, 9/15/34		1,381	1,277,632
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2,
4.94%, 12/15/35		370	332,881
CW Capital Cobalt Ltd., Series 06-C1, Class A4,
5.22%, 8/15/48		1,000	762,986
First Union National Bank Commercial Mortgage Trust, Series 01-C4, Class A2,
6.22%, 12/12/33		360	346,737
First Union National Bank-Bank of America Commercial Mortgage Trust, Series 01-C1, Class A2,
6.14%, 3/15/33		707	691,435
General Electric Capital Commercial Mortgage Corp., Series 02-3A, Class A2,
5.00%, 12/10/37		385	349,130
General Electric Capital Commercial Mortgage Corp., Series 05-C1, Class A3,
4.58%, 6/10/48		240	200,747
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C2, Class A2,
6.95%, 9/15/33		129	128,909
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2004-C3, Class A3,
4.21%, 12/10/41		1,030	999,759
Goldman Sachs Mortgage Securities Corp. II, Series 05-GG4, Class A4A,
4.75%, 7/10/39		100	80,662
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class AAB,
4.62%, 8/10/42		265	220,402
Greenwich Capital Commercial Funding Corp., Series 07-GG9, Class A4,
5.44%, 3/10/39		1,430	1,088,419
Heller Financial Commercial Mortgage Asset Corp., Series 99-PH1, Class A2,
6.85%, 5/15/31(c)		54	53,802
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.05%, 12/12/34		1,730	1,563,141
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-CB17, Class A4,
5.43%, 12/12/43		50	37,951
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-LDP9, Class A3,
5.34%, 5/15/47		1,000	750,176
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD11, Class A2,
5.80%, 6/15/49(c)		100	76,443
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD12, Class A2,
5.83%, 8/15/12		75	58,476
JPMorgan Chase Commercial Mortgage Securties Corp., Series 04-CB9, Class A2,
5.11%, 6/12/41(c)		1,105	1,038,917
JPMorgan Commercial Mortgage Finance Corp., Series 00-C10, Class A2,
7.37%, 8/15/32(c)		229	228,275
Lehman Brothers-UBS Commercial Mortgage Trust, Series 05-C2, Class AJ,
5.21%, 4/15/30(c)		100	46,322
Lehman Brothers-UBS Commercial Mortgage Trust, Series 05-C5, Class A2,
4.89%, 9/15/30		1,145	1,058,969
Lehman Brothers-UBS Commercial Mortgage Trust, Series 05-C5, Class A4,
4.95%, 9/15/30		90	73,467
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C6, Class A4,
5.37%, 9/15/39		130	101,986
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C2, Class A3,
5.43%, 2/15/40		200	143,741
Merrill Lynch Mortgage Investors, Inc., Series 99-C1, Class A2,
7.56%, 11/15/31(h)		67	66,609
Morgan Stanley Capital I, Inc., Series 99-FNV1, Class A2,
6.53%, 3/15/31(c)		10	9,836
Morgan Stanley Capital I, Inc., Series 06-IQ12, Class A4,
5.33%, 12/15/43		70	52,661
Morgan Stanley Capital I, Inc., Series 07-HQ12, Class A2,
5.63%, 4/12/49(c)		35	26,332
Morgan Stanley Capital I, Inc., Series 07-IQ14, Class A4,
5.69%, 4/15/49(c)		1,055	791,728
Morgan Stanley Capital I, Inc., Series 07-IQ15, Class AM,
5.88%, 7/11/17(c)		150	69,677
Morgan Stanley Capital I, Series 03-IQ4, Class A2,
4.07%, 5/15/40		1,500	1,291,035
Morgan Stanley Capital I, Series 07-HQ11, Class A4,
5.45%, 2/12/44(c)		375	278,140
Morgan Stanley Dean Witter Capital I, Inc., Series 00-LIF2, Class A2,
7.20%, 10/15/33		212	210,542
Nomura Asset Securities Corp., Series 98-D6, Class A1B,
6.59%, 3/17/28		38	37,879
Prudential Securities Secured Financing Corp., Series 99-C2, Class A2,
7.19%, 4/15/09(c)		147	146,196
Wachovia Bank Commercial Mortgage Trust, Series 05-C17, Class A2,
4.78%, 3/15/42		1,068	1,002,134
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A4,
5.74%, 5/15/43(c)		130	103,503

			20,025,063

Total Non-U.S. Government Agency Mortgage-Backed Securities — 11.6%			24,716,558

26	DECEMBER 31, 2008

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset Backed Securities
American Express Issuance Trust, Series 07-2, Class A,
1.45%, 7/15/13(c)	USD	805	$657,300
American Express Issuance Trust, Series 08-2, Class A,
4.02%, 2/15/10		975	930,689
Bank One Issuance Trust,
1.33%, 3/15/14(c)		1,225	1,060,599
Bank One Issuance Trust, Series 04-A7, Class A7,
1.32%, 9/15/11(c)		945	809,767
Bear Stearns Asset Backed Securities Trust, Series 06-HE10, Class 21A1,
0.54%, 12/25/36(c)		141	123,548
Bear Stearns Asset Backed Securities Trust, Series 06-HE4, Class 1A1,
0.53%, 5/25/36(c)		34	33,159
Carrington Mortgage Loan Trust, Series 06-NC5, Class A1,
0.52%, 1/25/37(c)		146	135,366
Chase Issuance Trust, Series 05-A2, Class A2,
1.27%, 4/16/12(c)		910	752,062
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/12		200	185,538
Chase Issuance Trust, Series 08-A9, Class A9,
4.26%, 5/15/13		575	537,725
Citibank OMNI Master Trust, Series 07-A9A, Class A9,
1.61%, 12/23/13(b)(c)		440	417,891
Countrywide Asset-Backed Certificates, Series 06-13, Class 3AV2,
0.62%, 1/25/37(c)		889	631,124
Ford Credit Auto Owner Trust, Series 08-A, Class A3A,
3.96%, 4/15/12		425	396,736
Goldman Sachs Home Equity Trust, Series 06-5, Class 2A1,
0.54%, 3/25/36(c)		123	67,690
Goldman Sachs Home Equity Trust, Series 06-9, Class A1,
0.52%, 6/25/36(c)		70	65,034
Home Equity Asset Trust, Series 07-2, Class 2A1,
0.58%, 7/25/37(c)		70	58,400
MBNA Credit Card Master Note Trust, Series 05-A9, Class A9,
1.24%, 4/15/13(c)		595	534,746
Morgan Stanley Capital I, Inc., Series 06-HE8, Class A2A,
0.52%, 10/25/36(c)		80	75,764
Small Business Administration Participation Certificates, Series 02-P10B, Class 1,
5.20%, 8/10/12		43	43,847
Small Business Administration Participation Certificates, Series 04-P10A, Class 1,
4.50%, 2/01/14		94	92,313
Structured Asset Securities Corp., Series 06-BC6, Class A2,
0.55%, 1/25/37(c)		152	135,233
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
4.64%, 10/25/16(c)		720	684,624
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
4.84%, 1/25/18(c)		180	163,212
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A4,
5.24%, 7/25/23(c)		490	423,606
USAA Auto Owner Trust, Series 05-3, Class A4,
4.63%, 5/15/12		347	340,546
USAA Auto Owner Trust, Series 08-1, Class A3,
4.16%, 4/16/12		570	552,098

Total Asset Backed Securities — 4.7%			9,908,617

Corporate Bonds
Aerospace & Defense — 0.9%
Honeywell International, Inc., Senior Debentures,
6.63%, 6/15/28		105	117,914
Honeywell International, Inc., Senior Unsecured Notes,
5.70%, 3/15/37		500	508,427
L-3 Communications Corp., Senior Subordinated Notes,
6.38%, 10/15/15		5	4,675
United Technologies Corp., Senior Notes,
6.70%, 8/01/28		200	224,219
United Technologies Corp., Unsecured Notes,
6.13%, 7/15/38		950	1,032,443

			1,887,678

Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Senior Unsecured Notes,
6.20%, 1/15/38		1,600	1,763,926

Banks — 0.2%
Bank of Scotland Plc (United Kingdom), Mortgage Notes,
5.00%, 11/21/11(a)(b)		365	369,602

Capital Markets — 0.5%
The Goldman Sachs Group, Inc., Unsecured Notes,
5.25%, 10/15/13		285	261,816
Lehman Brothers Holdings, Inc., Senior Notes,
5.63%, 1/24/13(e)		115	10,925
Lehman Brothers Holdings, Inc., Senior Unsecured Notes,
6.63%, 1/18/12(e)		100	9,500
7.00%, 9/27/27(e)		50	4,750
Lehman Brothers Holdings, Inc., Subordinated Notes,
6.88%, 7/17/37(e)		275	27
Lehman Brothers Holdings, Inc., Unsecured Notes,
5.25%, 2/06/12(e)		90	8,550
4.80%, 3/13/14(e)		125	11,875
Morgan Stanley, Senior Notes,
6.25%, 8/28/17		895	762,439

			1,069,882

Chemicals — 0.2%
E. I. du Pont de Nemours & Co., Senior Debentures,
6.50%, 1/15/28		175	183,824
Monsanto Co., Senior Unsecured Notes,
5.13%, 4/15/18		275	288,535

			472,359

Commercial Banks — 2.0%
HSBC Bank (USA), Subordinated Notes,
5.88%, 11/01/34		250	243,393

DECEMBER 31, 2008	27

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Commercial Banks (concluded)
HSBC Holdings Plc (United Kingdom), Subordinated Notes,
6.50%, 5/02/36(a)	USD	400	$406,124
UBS AG, Senior Notes,
5.88%, 12/20/17(a)		1,575	1,446,866
Wachovia Bank N.A., Subordinated Notes,
6.60%, 1/15/38		1,890	2,050,476
Wells Fargo & Co., Unsecured Notes,
4.63%, 8/09/10		150	150,690
4.88%, 1/12/11		50	50,002

			4,347,551

Commercial Services — 0.3%
President & Fellows of Harvard College, Unsecured Notes,
6.50%, 1/15/39(b)		500	544,850

Computers & Peripherals — 1.7%
International Business Machines Corp., Unsecured Notes,
5.70%, 9/14/17		1,800	1,924,407
8.00%, 10/15/38		1,200	1,597,490

			3,521,897

Consumer Finance — 0.1%
Student Loan Marketing Corp., Senior Unsecured Notes,
5.13%, 8/27/12		125	93,545
Student Loan Marketing Corp., Unsecured Notes,
5.40%, 10/25/11		75	56,732

			150,277

Diversified Financial Services — 5.1%
BAE Systems Holdings, Inc., Unsecured Notes,
5.20%, 8/15/15(b)		60	55,812
Bank of America Corp., Senior Unsecured Notes,
6.00%, 9/01/17		315	319,921
5.75%, 12/01/17		1,460	1,457,724
Bank of America Corp., Subordinated Bank Notes,
6.10%, 6/15/17		100	98,602
Bank of America Corp., Subordinated Notes,
7.80%, 2/15/10		30	30,736
Bear Stearns Cos., Inc., Senior Unsecured Notes,
4.90%, 7/19/10(c)		60	58,065
Citigroup, Inc., Senior Unsecured Notes,
5.30%, 10/17/12		175	168,652
6.00%, 8/15/17		150	149,311
Citigroup, Inc., Unsecured Notes,
4.13%, 2/22/10		115	113,324
6.13%, 11/21/17		650	656,851
ConocoPhillips Funding Co. (Canada), Unsecured Notes,
5.95%, 10/15/36(a)		1,600	1,557,462
E.ON International Finance BV (Netherlands), Unsecured Notes,
6.65%, 4/30/38(a)(b)		325	301,874
Fort Irwin Land LLC, Unsecured Notes,
5.03%, 12/15/25(b)		25	18,671
General Electric Capital Corp., Notes,
5.88%, 1/14/38		3,065	3,000,206
General Electric Capital Corp., Senior Unsecured Notes,
5.00%, 12/01/10-4/10/12		155	156,775
5.88%, 2/15/12(f)		725	745,381
General Electric Capital Corp., Unsecured Notes,
6.15%, 8/07/37		910	912,381
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Unsecured Notes,
7.13%, 2/15/13		130	89,700
JPMorgan Chase & Co., Unsecured Notes,
6.00%, 1/15/18		885	934,139

			10,825,587

Diversified Telecommunication Services — 5.1%
AT&T, Inc., Unsecured Notes,
6.50%, 9/01/37		825	888,517
6.30%, 1/15/38		1,975	2,087,792
6.40%, 5/15/38		1,950	2,088,803
Cincinnati Bell, Inc., Senior Unsecured Notes,
7.25%, 7/15/13		5	4,400
Embarq Corp., Unsecured Notes,
8.00%, 6/01/36		400	270,000
Frontier Communications Corp., Senior Unsecured Notes,
6.25%, 1/15/13		20	17,000
Intelsat Corp., Senior Debentures,
6.88%, 1/15/28		30	18,900
Qwest Communications International, Inc., Senior Unsecured Notes,
7.50%, 2/15/14		55	39,325
Qwest Corp., Unsecured Notes,
5.25%, 6/15/13(c)		30	22,350
Telecom Italia Capital SA (Luxembourg), Senior Unsecured Notes,
5.25%, 10/01/15(a)		100	76,125
6.00%, 9/30/34(a)		315	217,350
7.20%, 7/18/36(a)		300	231,000
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
6.42%, 6/20/16(a)		75	74,870
7.05%, 6/20/36(a)		775	845,936
Verizon Communications, Inc., Senior Unsecured Notes,
6.40%, 2/15/38		1,625	1,728,516
6.90%, 4/15/38		275	309,445
8.95%, 3/01/39		1,200	1,550,028
Verizon Communications, Inc., Unsecured Notes,
6.25%, 4/01/37		225	232,989
Verizon New England, Inc., Debentures,
7.88%, 11/15/29		25	21,974
Verizon New Jersey, Inc., Debentures,
7.85%, 11/15/29		45	40,017
Wind Acquisition Finance SA (Luxembourg), Senior Unsecured Notes,
10.75%, 12/01/15(a)(b)		25	21,500
Windstream Corp., Senior Unsecured Notes,
8.13%, 8/01/13		35	32,200
8.63%, 8/01/16		25	22,125

			10,841,162

Electric Utilities — 5.1%
Alabama Power Co., Senior Unsecured Notes,
5.65%, 3/15/35		250	231,155
Carolina Power & Light Co., First Mortgage Bonds,
6.30%, 4/01/38		300	330,608

28	DECEMBER 31, 2008

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Electric Utilities (concluded)
Duke Energy Carolinas LLC, First Mortgage Bonds,
6.00%, 1/15/38	USD	550	$599,198
Duke Energy Carolinas LLC, Senior Unsecured Notes,
6.10%, 6/01/37		50	52,526
EDP Finance BV (Netherlands), Senior Unsecured Notes,
6.00%, 2/02/18(a)(b)		600	498,088
Energy East Corp., Unsecured Notes,
6.75%, 7/15/36		200	164,115
Florida Power & Light Co., First Mortgage Bonds,
4.95%, 6/01/35		45	43,789
5.95%, 2/01/38		1,595	1,776,591
Florida Power Corp., First Mortgage Bonds,
6.40%, 6/15/38		1,175	1,312,170
MidAmerican Energy Holdings Co., Bonds,
6.13%, 4/01/36		400	371,937
5.95%, 5/15/37		50	45,338
6.50%, 9/15/37		200	195,229
MidAmerican Energy Holdings Co., Senior Unsecured Notes,
5.80%, 10/15/36		1,450	1,305,223
Midwest Generation LLC, Pass-Through Certificates,
8.56%, 1/02/16		17	16,028
PacifiCorp, First Mortgage Bonds,
6.25%, 10/15/37		300	317,139
Progress Energy Florida, Inc., First Mortgage Bonds,
6.35%, 9/15/37		150	166,254
Public Service Co., First Mortgage Bonds,
6.25%, 9/01/37		775	836,265
Southern California Edison Co., First Mortgage Bonds,
5.95%, 2/01/38		900	1,002,465
Toledo Edison Co., Senior Unsecured Notes,
6.15%, 5/15/37		75	60,315
Virginia Electric & Power Co., Senior Unsecured Notes,
6.00%, 5/15/37		1,000	968,566
8.88%, 11/15/38		475	601,142

			10,894,141

Energy Equipment & Services — 0.2%
Transocean, Ltd. (Switzerland), Senior Unsecured Notes,
6.80%, 3/15/38(a)		400	356,779

Food & Staples Retailing — 1.9%
CVS Caremark Corp., Senior Unsecured Notes,
6.25%, 6/01/27		1,130	1,050,676
Tesco Plc (United Kingdom), Unsecured Notes,
6.15%, 11/15/37(a)(b)		625	551,988
Wal-Mart Stores, Inc., Senior Unsecured Notes,
6.50%, 8/15/37		375	445,243
6.20%, 4/15/38		1,775	2,031,408

			4,079,315

Food Products — 0.7%
Kraft Foods, Inc., Senior Unsecured Notes,
6.50%, 8/11/17		130	130,668
7.00%, 8/11/37		100	101,483
6.88%, 2/01/38		1,300	1,299,097

			1,531,248

Health Care Providers & Services — 0.0%
UnitedHealth Group, Inc., Unsecured Notes,
5.80%, 3/15/36		70	53,332

Household Products — 0.3%
Kimberly-Clark Corp., Senior Unsecured Notes,
6.63%, 8/01/37		550	617,095

Independent Power Producers & Energy Traders — 0.0%
NRG Energy, Inc., Senior Unsecured Notes,
7.38%, 2/01/16		15	13,950

Insurance — 1.7%
CHUBB Corp., Senior Unsecured Notes,
6.00%, 5/11/37		750	716,560
6.50%, 5/15/38		200	190,931
Hartford Life Global Funding Trusts, Secured Notes,
2.18%, 6/16/14(b)(c)		925	631,506
Lincoln National Corp., Senior Unsecured Notes,
6.30%, 10/09/37		75	45,553
MetLife, Inc., Senior Unsecured Notes,
5.70%, 6/15/35		1,155	940,545
Prudential Financial, Inc., Senior Notes,
6.63%, 12/01/37		1,770	1,206,797

			3,731,892

Iron/Steel — 0.0%
AK Steel Corp., Senior Unsecured Notes,
7.75%, 6/15/12		15	11,700

Life Sciences Tools & Services — 0.0%
Bio-Rad Laboratories, Inc., Senior Subordinated Notes,
6.13%, 12/15/14		15	12,038

Machinery — 0.4%
Parker-Hannifin Corp., Unsecured Notes,
6.25%, 5/15/38		835	823,866

Media — 3.7%
Comcast Cable Communications Holdings, Inc., Unsecured Notes,
8.38%, 3/15/13		120	124,143
Comcast Corp., Senior Unsecured Notes,
7.05%, 3/15/33		25	26,077
Comcast Corp., Unsecured Notes,
6.50%, 11/15/35		20	19,905
6.95%, 8/15/37		2,445	2,574,712
Cox Communications, Inc., Senior Unsecured Notes,
7.75%, 11/01/10		25	24,538
Cox Communications, Inc., Unsecured Notes,
6.95%, 6/01/38(b)		400	361,809
CSC Holdings, Inc., Senior Debentures,
8.13%, 8/15/09		10	9,950
CSC Holdings, Inc., Senior Unsecured Notes,
8.13%, 7/15/09		10	9,950
News America, Inc., Senior Debentures,
7.63%, 11/30/28		65	65,196
8.15%, 10/17/36		45	44,397
News America, Inc., Senior Unsecured Notes,
6.40%, 12/15/35		250	231,064
6.65%, 11/15/37		1,710	1,692,491
TCI Communications, Inc., Senior Debentures,
8.75%, 8/01/15		100	106,446

DECEMBER 31, 2008	29

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Media (concluded)
Time Warner Cable, Inc., Debentures,
6.55%, 5/01/37	USD	1,600	$1,533,010
7.30%, 7/01/38		1,000	1,038,868
Time Warner Cos., Inc., Senior Debentures,
7.57%, 2/01/24		15	14,456
Time Warner Entertainment Co. LP, Senior Debentures,
8.38%, 3/15/23		25	25,177
Time Warner, Inc., Senior Debentures,
7.63%, 4/15/31		15	14,742

			7,916,931

Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes,
8.25%, 4/01/15		35	29,750
8.38%, 4/01/17		65	53,300
Ispat Inland ULC (Canada), Notes,
9.75%, 4/01/14(a)		68	58,203
Teck Cominco Ltd. (Canada), Senior Unsecured Notes,
6.13%, 10/01/35(a)		200	81,900

			223,153

Multiline Retail — 0.2%
Target Corp., Senior Unsecured Notes,
6.50%, 10/15/37		150	128,800
7.00%, 1/15/38		250	231,699

			360,499

Multi-Utilities — 0.1%
CenterPoint Energy, Inc., Senior Unsecured Notes,
7.25%, 9/01/10		25	24,612
Dominion Resources, Inc., Senior Unsecured Notes,
5.13%, 12/15/09		150	149,670

			174,282

Oil, Gas & Consumable Fuels — 3.4%
Anadarko Petroleum Corp., Senior Unsecured Notes,
5.95%, 9/15/16		250	220,827
6.45%, 9/15/36		1,100	867,717
Arch Western Finance LLC, Senior Notes,
6.75%, 7/01/13		60	52,200
Canadian Natural Resources (Canada), Unsecured Notes,
6.25%, 3/15/38(a)		975	766,345
6.75%, 2/01/39(a)		725	602,175
Chesapeake Energy Corp., Senior Unsecured Notes,
6.38%, 6/15/15		10	7,900
6.25%, 1/15/18		5	3,700
Compton Petroleum Finance Corp. (Canada), Senior Notes,
7.63%, 12/01/13(a)		5	1,500
Devon Energy Corp., Senior Debentures,
7.95%, 4/15/32		300	331,347
EnCana Corp. (Canada), Senior Unsecured Notes,
6.30%, 11/01/11(a)		70	68,710
EnCana Corp. (Canada), Unsecured Notes,
6.63%, 8/15/37(a)		175	140,929
6.50%, 2/01/38(a)		400	321,854
Enterprise Products Operating LP, Senior Unsecured Notes,
4.95%, 6/01/10		50	47,889
Gaz Capital Corp. (Luxembourg), Unsecured Notes,
7.29%, 8/16/37(a)(b)		100	59,000
Overseas Shipholding Group, Inc., Senior Unsecured Notes,
7.50%, 2/15/24		15	9,975
Petro (Canada), Senior Unsecured Notes,
6.80%, 5/15/38(a)		1,175	886,695
Sabine Pass LNG LP, Notes,
7.50%, 11/30/16		20	14,400
Shell International Finance BV (Netherlands), Unsecured Notes,
6.38%, 12/15/38(a)		975	1,096,864
Suncor Energy, Inc. (Canada), Unsecured Notes,
6.50%, 6/15/38(a)		200	151,241
Tennessee Gas Pipeline Co., Senior Debentures,
7.00%, 10/15/28		15	11,477
Weatherford International, Inc., Senior Unsecured Notes,
6.80%, 6/15/37		200	153,620
XTO Energy, Inc., Senior Unsecured Notes,
6.75%, 8/01/37		1,375	1,287,776
6.38%, 6/15/38		100	87,989

			7,192,130

Paper & Forest Products — 0.0%
Georgia-Pacific LLC, Senior Unsecured Notes,
7.13%, 1/15/17(b)		20	16,800

Pharmaceuticals — 4.6%
Abbott Laboratories, Senior Unsecured Notes,
6.15%, 11/30/37		1,050	1,238,900
Bristol-Myers Squibb Co., Unsecured Notes,
6.13%, 5/01/38		1,075	1,180,521
Covidien International Finance SA (Luxembourg), Senior Unsecured Notes,
6.55%, 10/15/37(a)		1,225	1,242,874
Eli Lilly & Co., Unsecured Notes,
5.55%, 3/15/37		1,100	1,136,307
GlaxoSmithKline Capital, Inc., Notes,
6.38%, 5/15/38		1,000	1,129,835
Schering-Plough Corp., Senior Unsecured Notes,
6.55%, 9/15/37		1,300	1,310,443
Teva Pharmaceutical Finance Co. LLC, Unsecured Notes,
6.15%, 2/01/36		1,175	1,161,652
Wyeth, Unsecured Notes,
6.00%, 2/15/36		175	187,759
5.95%, 4/01/37		1,050	1,165,801

			9,754,092

Software — 0.7%
Oracle Corp., Senior Unsecured Notes,
5.75%, 4/15/18		1,050	1,098,266
6.50%, 4/15/38		400	440,384

			1,538,650

Tobacco — 0.2%
Philip Morris International, Inc., Senior Unsecured Notes,
6.38%, 5/16/38		500	520,032

30	DECEMBER 31, 2008

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)			Value
Corporate Bonds
Wireless Telecommunication Services — 1.1%
Rogers Communications, Inc. (Canada), Notes,
7.50%, 3/15/15(a)	USD	25		$24,753
Rogers Communications, Inc. (Canada), Senior Unsecured Notes,
7.50%, 8/15/38(a)		425		460,537
Vodafone Group Plc (United Kingdom), Unsecured Notes,
5.00%, 12/16/13(a)		40		38,479
6.15%, 2/27/37(a)		1,850		1,828,599

				2,352,368

Total Corporate Bonds — 41.3%				87,969,064

Foreign Government Obligations
Israel — 0.2%
Israel Government AID Bond,
5.50%, 9/18/23(a)		325		401,723

Italy — 0.2%
Italian Republic, Unsecured Notes,
5.38%, 6/15/33(a)		305		342,509

Mexico — 0.6%
Mexican Bonos,
7.25%, 12/15/16	MXN	13,600		941,104
7.75%, 12/14/17		4,900		348,840

				1,289,944

Total Foreign Government Obligations — 1.0%				2,034,176

Taxable Municipal Bonds — 0.0%
Belvoir Land LLC, Series A-1, Unsecured Notes,
5.27%, 12/15/47(b)	USD	25		15,978

Total Long-Term Investments (Cost — $183,930,426) — 87.7%				186,551,441

	Shares (000)
Short-Term Securities
TCW Money Market Fund, 1.38%(i)
(Cost — $30,917,197) — 14.5%		30,917		30,917,197

	Contracts
Options Purchased
Over the Counter Call Swaptions Purchased
Receive a fixed rate of 5.860% and pay a floating rate based on 3-month USD LIBOR, expiring August 2011, Broker, JPMorgan Chase Bank, National Association		100	(j)	240,294
Receive a fixed rate of 5.280% and pay a floating rate based on 3-month USD LIBOR, expiring November 2010, Broker, Barclays Bank, Plc		70	(j)	143,661

				383,955

Over the Counter Put Swaptions Purchased
Pay a fixed rate of 5.280% and receive a floating rate based on 3-month USD LIBOR, expiring November 2010, Broker, Barclays Bank, Plc		70	(j)	6,281
Pay a fixed rate of 5.780% and receive a floating rate based on 3-month USD LIBOR, expiring August 2010, Broker, Barclays Bank, Plc		150	(j)	7,406
Pay a fixed rate of 5.860% and receive a floating rate based on 3-month USD LIBOR, expiring August 2011, Broker, JPMorgan Chase Bank, National Association		100	(j)	8,728

				22,415

Total Options Purchased (Cost — $204,870) — 0.2%				406,370

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $215,052,493*) — 102.4%				217,875,008

	Par (000)
TBA Sale Commitments
Federal Home Loan Mortgage Corp. 30 Year TBA,
5.00%, 1/14/34	USD	(4,900)		(4,998,000)
Federal National Mortgage Assoc. 30 Year TBA,
5.50%, 1/01/39		(1,700)		(1,743,562)
6.00%, 1/01/39		(400)		(412,000)

Total TBA Sale Commitments (Proceeds — $7,067,078) — (3.3)%				(7,153,562)

	Contracts
Options Written
Over the Counter Call Swaptions Written
Pay a fixed rate of 1.900% and receive a floating rate based on 3-month USD LIBOR, expiring December 2009, Broker, Citibank, N.A.		(170	)(j)	(66,607)
Pay a fixed rate of 2.375% and receive a floating rate based on 3-month USD LIBOR, expiring December 2009, Broker, Barclays Bank, Plc		(240	)(j)	(74,030)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month USD LIBOR, expiring May 2011, Broker, Citibank, N.A.		(250	)(j)	(455,972)

				(596,609)

Over the Counter Put Swaptions Written
Receive a fixed rate of 2.375% and pay a floating rate based on 3-month USD LIBOR, expiring December 2009, Broker, Barclays Bank, Plc		(240	)(j)	(157,018)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month USD LIBOR, expiring May 2011, Broker, Citibank, N.A.		(250	)(j)	(34,661)

				(191,679)

Total Options Written (Premiums Received — $556,740) — (0.4)%				(788,288)

DECEMBER 31, 2008	31

Schedule of Investments (continued)	Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 98.7%	$209,933,158
Other Assets in Excess of Liabilities — 1.3%	2,859,511

Net Assets — 100.0%	$212,792,669

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$215,073,922

Gross unrealized appreciation	$16,236,716
Gross unrealized depreciation	(13,435,630)

Net unrealized appreciation	$2,801,086

(a)	U.S. dollar denominated security issued by foreign domiciled entity.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(g)	Represents a zero coupon bond. Rate shown reflects the current yield as of report date.

(h)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Income
Merrill Lynch Mortgage Investors, Inc., Series 99-C1, Class A2	—	$2,622	—	$795

(i)	Represents current yield as of report date.

(j)	One contract represents a notional amount of $10,000.

•	Foreign currency exchange contracts as of December 31, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
EUR	177,000	USD	236,592	1/21/09	$9,208
USD	224,792	EUR	177,000	1/21/09	(21,008)
USD	210,018	GBP	140,000	1/21/09	8,856
USD	184,778	GBP	125,000	1/21/09	5,169
USD	126,364	GBP	86,000	1/21/09	2,793
USD	1,328,889	MXN	17,043,000	1/21/09	107,616

Total					$112,634

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation
11	U.S. Treasury Notes (2 Year)	March 2009	$2,398,688	$16,868
542	U.S. Treasury Bonds (30 Year)	March 2009	$74,821,406	5,988,621
35	Gilt British	March 2009	$6,213,178	391,589

Total				$6,397,078

•	Financial futures contracts sold as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation
240	U.S. Treasury Notes (5 Year)	March 2009	$28,573,125	$(238,390)
24	U.S. Treasury Notes (10 Year)	March 2009	$3,018,000	(70,447)

Total				$(308,837)

•	Interest rate swaps outstanding as of December 31, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 5.07% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, April 2009	USD	1,300,000	$(17,333)
Receive a fixed rate of 4.39% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, November 2011	USD	1,800,000	(588,383)
Receive a fixed rate of 5.03% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, November 2011	USD	300,000	28,628
Receive a fixed rate of 4.95% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Bank of America, N.A. Expires, December 2011	USD	500,000	46,182

32	DECEMBER 31, 2008

Schedule of Investments (continued)	Long Duration Bond Portfolio

		Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 5.05% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, February 2012	ZAR	1,700,000	$(194,938)
Receive a fixed rate of 4.96% and pay a floating rate based on 3-month USD LIBOR
Counterparty, JPMorgan Chase Bank, National Association Expires, September 2012	USD	2,500,000	305,151
Receive a fixed rate of 3.49% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Bank of America, N.A. Expires, April 2013	USD	8,000,000	467,204
Receive a fixed rate of 3.66% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, April 2013	USD	1,700,000	110,493
Pay a fixed rate of 4.57% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, June 2013	ZAR	7,700,000	(840,602)
Receive a fixed rate of 4.43% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, June 2013	USD	3,400,000	350,825
Receive a fixed rate of 3.63% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, September 2013	USD	5,000,000	(397,866)
Pay a fixed rate of 3.65% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, September 2013	USD	7,100,000	562,402
Pay a fixed rate of 3.97% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, October 2013	USD	5,900,000	489,331
Pay a fixed rate of 5.64% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, July 2017	USD	800,000	(209,814)
Pay a fixed rate of 4.58% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, December 2017	USD	1,100,000	(184,896)
Receive a fixed rate of 4.21% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, September 2018	ZAR	400,000	61,650
Pay a fixed rate of 4.66% and receive a floating rate based on 3-month USD LIBOR
Counterparty, JPMorgan Chase Bank, National Association Expires, October 2018	USD	1,200,000	219,112
Pay a fixed rate of 2.95% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, December 2018	ZAR	3,000,000	99,362
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, April 2027	USD	200,000	75,301
Receive a fixed rate of 5.12% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, June 2028	USD	500,000	173,515
Pay a fixed rate of 2.18% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, November 2037	USD	700,000	(320,097)
Pay a fixed rate of 5.06% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, December 2037	USD	100,000	(45,799)

DECEMBER 31, 2008	33

Schedule of Investments (concluded)	Long Duration Bond Portfolio

		Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 4.77% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Barclays Bank, Plc Expires, January 2038	USD	400,000	$(164,239)
Pay a fixed rate of 4.79% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, January 2038	ZAR	300,000	(124,747)
Receive a fixed rate of 5.30% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, February 2038	USD	100,000	52,211
Pay a fixed rate of 5.15% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, June 2038	USD	600,000	(288,459)
Pay a fixed rate of 4.57% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, September 2038	USD	100,000	(37,751)

Total			$(373,557)

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments**
	Assets	Liabilities	Assets	Liabilities
Level 1	$30,917,197	$—	$6,397,078	$(308,837)
Level 2	186,957,811	(7,153,562)	3,175,009	(4,224,220)
Level 3	—	—	—	—

Total	$217,875,008	$(7,153,562)	$9,572,087	$(4,533,057)

**	Other financial instruments are options written, foreign currency exchange, futures and swap contracts.

34	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government & Agency Obligations
Federal Home Loan Bank, Bonds,
5.38%, 5/18/16	$8,250	$9,433,149
Federal National Mortgage Assoc., Unsecured Notes,
6.08%, 2/17/09(a)	2,760	2,756,550
U.S. Treasury Bonds,
4.50%, 5/15/38	2,895	3,951,223
U.S. Treasury Inflation Protected Bonds,
2.38%, 1/15/25-1/15/27	33,590	37,357,979
2.00%, 1/15/26	5,225	5,370,416
1.75%, 1/15/28(b)	53,929	51,508,426
3.63%, 4/15/28	13,729	21,900,666
3.88%, 4/15/29(c)	8,700	14,155,806
3.38%, 4/15/32	1,985	2,986,388
U.S. Treasury Inflation Protected Notes,
3.88%, 1/15/09	2,750	3,603,481
3.50%, 1/15/11	7,065	8,628,552
2.38%, 4/15/11-1/15/17	23,935	25,502,749
3.38%, 1/15/12	18,891	22,792,757
2.00%, 4/15/12-1/15/16	74,785	79,819,874
3.00%, 7/15/12	16,475	19,449,125
0.63%, 4/15/13	40,960	40,126,161
1.88%, 7/15/13-7/15/15	24,500	26,224,891
1.63%, 1/15/15-1/15/18	62,155	62,459,225
2.50%, 7/15/16	7,466	7,943,359
2.63%, 7/15/17	9,690	10,376,335
1.38%, 7/15/18	21,969	20,635,121

Total U.S. Government & Agency Obligations — 92.2%		476,982,233

U.S. Government Agency Mortgage-Backed Securities — 0.1%
Collateralized Mortgage Obligations — 0.1%
Federal National Mortgage Assoc. 12 Month LIBOR,
4.40%, 6/01/34(a)	252	254,373

Non-U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
Countrywide Alternative Loan Trust, Series 06-OA21, Class A1,
0.70%, 3/20/47(a)	963	394,646

Commercial Mortgage-Backed Securities — 1.2%
Banc of America Commercial Mortgage, Inc., Series 05-3, Class A4,
4.67%, 7/10/43	2,578	2,074,160
Banc of America Commercial Mortgage, Inc., Series 05-4, Class A5A,
4.93%, 7/10/45	580	470,541
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW14, Class A4,
5.20%, 12/11/38	360	293,682
Bear Stearns Commercial Mortgage Securities, Inc., Series 07-PW15, Class A4,
5.33%, 2/11/44	330	254,348
JPMorgan Chase Commercial Mortgage Securities Corp., Series 02-CIB4, Class A3,
6.16%, 5/12/34	435	414,616
LB-UBS Commercial Mortgage Trust, Series 03-C5, Class A3,
4.25%, 7/15/27	2,500	2,242,970
Wachovia Bank Commercial Mortgage Trust, Series 05-C22, Class A4,
5.27%, 12/15/44(a)	480	384,522
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A4,
5.74%, 5/15/43(a)	475	378,183

		6,513,022

Total Non-U.S. Government Agency Mortgage-Backed Securities — 1.3%		6,907,668

Asset Backed Securities
Bear Stearns Asset Backed Securities Trust, Series 06-HE4, Class 1A1,
0.53%, 5/25/36(a)	142	137,522
Bear Stearns Asset-Backed Securities Trust, Series 07-2, Class A1,
0.66%, 2/25/37(a)	403	331,313
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/12(c)	700	649,383
Citigroup Mortgage Loan Trust, Inc., Series 07-AMC3, Class A2,
0.58%, 3/25/37(a)	168	145,349
Countrywide Asset-Backed Certificates, Series 06-20, Class 2A1,
0.52%, 4/25/37(a)	368	347,422
Morgan Stanley ABS Capital I, Inc., Series 06-HE7, Class A2A,
0.52%, 9/25/36(a)	280	263,893
Popular ABS Mortgage Pass-Through Trust, Series 06-D, Class A1,
0.53%, 11/25/36(a)	299	280,282
Structured Asset Securities Corp., Series 06-BC3, Class A2,
0.52%, 10/25/36(a)	452	417,352
Structured Asset Securities Corp., Series 07-WF2, Class A2,
1.17%, 8/25/37(a)	580	510,672

Total Asset Backed Securities — 0.6%		3,083,188

Corporate Bonds
Banks — 0.1%
International Bank for Reconstruction and Development, Senior Bank Notes,
6.91%, 12/10/13(a)	265	220,594
Kreditanstalt Fur Wiederaufbaure, Unsecured Notes,
0.67%, 8/08/11(a)	38,000	419,259

		639,853

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc., Senior Notes,
5.63%, 1/24/13(d)	900	85,500
Lehman Brothers Holdings, Inc., Unsecured Notes,
0.00%, 6/02/09(a)(d)	610	54,900

		140,400

Consumer Finance — 0.5%
Student Loan Marketing Corp., Senior Unsecured Notes,
2.23%, 4/01/09(a)	2,500	2,323,550

DECEMBER 31, 2008	35

Schedule of Investments (continued)	Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Diversified Financial Services — 0.5%
The Bear Stearns Cos. LLC, Inc., Senior Unsecured Notes,
6.74%, 3/10/14(a)	$340		$275,699
General Electric Capital Corp., Senior Unsecured Notes,
5.63%, 5/01/18(c)	1,390		1,400,076
JPMorgan Chase & Co., Senior Unsecured Notes,
5.39%, 6/28/09(a)	975		983,054

			2,658,829

Diversified Telecommunication Services — 0.2%
Cellco Partnership, Unsecured Notes,
8.50%, 11/15/18(e)	1,000		1,171,677

Total Corporate Bonds — 1.3%			6,934,309

Total Long-Term Investments (Cost — $513,405,558) — 95.5%			494,161,771

	Shares (000)
Short-Term Securities
TCW Money Market Fund, 1.38%(f) (Cost — $29,487,525) — 5.7%	29,488		29,487,525

	Contracts
Options Purchased
Over the Counter Call Swaptions Purchased
Receive a fixed rate of 5.47% and pay a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker, Bank of America, N.A.	270(g	)	548,548
Receive a fixed rate of 5.895% and pay a floating rate based on 3-month USD LIBOR, expiring August 2011, Broker, JPMorgan Chase Bank, National Association	910(g	)	2,211,109

			2,759,657

Over the Counter Put Swaptions Purchased
Pay a fixed rate of 5.47% and receive a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker, Bank of America, N.A.	270(g	)	38,844
Pay a fixed rate of 5.895% and receive a floating rate based on 3-month USD LIBOR, expiring August 2011, Broker, JPMorgan Chase Bank, National Association	910(g	)	77,567
Pay a fixed rate of 6.500% and receive a floating rate based on 3-month USD LIBOR, expiring September 2009, Broker, Deutsche Bank AG	1,200(g	)	21,170

			137,581

Total Options Purchased (Cost — $1,032,250) — 0.5%			2,897,238

Total Investments Before Outstanding Options Written (Cost — $543,925,333*) — 101.7%			526,546,534

Options Written
Over the Counter Call Swaptions Written
Pay a fixed rate of 2.375% and receive a floating rate based on 3-month USD LIBOR, expiring December 2009, Broker, Barclays Bank, Plc	(580	)(g)	(178,905)
Pay a fixed rate of 5.325% and receive a floating rate based on 3-month USD LIBOR, expiring July 2013 Broker, JPMorgan Chase Bank, National Association	(990	)(g)	(1,039,949)
Pay a fixed rate of 5.430% and receive a floating rate based on 3-month USD LIBOR, expiring February 2010, Broker, Barclays Bank, Plc	(1,090	)(g)	(2,504,659)

			(3,723,513)

Over the Counter Put Swaptions Written
Receive a fixed rate of 2.375% and pay a floating rate based on 3-month USD LIBOR, expiring December 2009, Broker, Barclays Bank, Plc	(580	)(g)	(379,461)
Receive a fixed rate of 5.325% and pay a floating rate based on 3-month USD LIBOR, expiring July 2013, Broker, JPMorgan Chase Bank, National Association	(990	)(g)	(96,591)
Receive a fixed rate of 5.430% and pay a floating rate based on 3-month USD LIBOR, expiring February 2010, Broker, Barclays Bank, Plc	(1,090	)(g)	(41,909)

			(517,961)

Total Options Written (Premiums Received — $1,858,085) — (0.8)%			(4,241,474)

Total Investments Net of Outstanding Options Written — 100.9%			522,305,060
Liabilities in Excess of Other Assets — (0.9)%			(4,773,980)

Net Assets — 100.0%			$517,531,080

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$547,175,533

Gross unrealized appreciation	$11,612,459
Gross unrealized depreciation	(32,241,458)

Net unrealized depreciation	$(20,628,999)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security, or a portion thereof, subject to treasury roll transactions.

(c)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Represents current yield as of report date.

(g)	One contract represents a notional amount of $10,000.

36	DECEMBER 31, 2008

Schedule of Investments (continued)	Inflation Protected Bond Portfolio

•	Foreign currency exchange contracts as of December 31, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,070,000	USD	5,407,638	1/21/09	$244,360
USD	5,221,647	EUR	4,111,500	1/21/09	(487,983)
USD	147,083	GBP	99,500	1/21/09	4,114
USD	377,474	JPY	34,997,500	1/21/09	(8,769)

Total					$(248,278)

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation
27	U.S. Treasury Notes (2 Year)	March 2009	$5,887,688	$3,852

•	Financial futures contracts sold as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
20	U.S. Treasury Notes (10 Year)	March 2009	$2,515,000	$34,230
6	U.S. Treasury Bonds	March 2009	$828,281	(20,323)

Total				$13,907

•	Interest rate swaps outstanding as of December 31, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Barclays Bank, Plc Expires, December 2009	USD	1,500,000	$39,173
Pay a fixed rate of 3.57% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Barclays Bank, Plc Expires, January 2010	USD	8,300,000	(246,599)
Pay a fixed rate of 2.90% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, September 2010	USD	4,500,000	(145,841)
Receive a fixed rate of 2.90% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Barclays Bank, Plc Expires, September 2010	USD	1,900,000	61,465
Receive a fixed rate of 5.03% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Goldman Sachs Bank USA Expires, November 2010	USD	500,000	34,328
Receive a fixed rate of 4.91% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Barclays Bank, Plc Expires, December 2011	USD	10,500,000	964,500
Receive a fixed rate of 4.86% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, October 2012	USD	2,200,000	235,349
Pay a fixed rate of 3.56% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Barclays Bank, Plc Expires, March 2013	USD	20,000,000	(1,442,444)
Receive a fixed rate of 3.08% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Barclays Bank, Plc Expires, March 2013	USD	10,000,000	517,931
Receive a fixed rate of 3.65% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, September 2013	USD	7,000,000	559,099
Pay a fixed rate of 4.46% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Goldman Sachs Bank USA Expires, January 2018	USD	800,000	(135,816)
Pay a fixed rate of 5.25% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Barclays Bank, Plc Expires, February 2018	USD	7,100,000	(1,713,718)
Receive a fixed rate of 4.88% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, June 2018	USD	4,400,000	879,258

DECEMBER 31, 2008	37

Schedule of Investments (concluded)	Inflation Protected Bond Portfolio

		Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 5.46% and receive a floating rate based on 3-month USD LIBOR
Counterparty, JPMorgan Chase Bank, National Association Expires, August 2018	USD	800,000	$(213,369)
Pay a fixed rate of 4.21% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, September 2018	USD	1,600,000	(247,270)
Receive a fixed rate of 4.49% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Bank of America, N.A. Expires, October 2018	USD	10,700,000	1,795,158
Pay a fixed rate of 4.94% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, December 2018	USD	5,000,000	(1,058,842)

Total			$(117,638)

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

	Investments in Securities	Other Financial Instruments**
Valuation Inputs	Assets	Assets	Liabilities
Level 1	$29,487,525	$38,082	$(20,323)
Level 2	497,059,009	5,334,735	(9,942,125)
Level 3	—	—	—

Total	$526,546,534	$5,372,817	$(9,962,448)

**	Other financial instruments are options written, foreign currency exchange, futures and swap contracts.

38	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	GNMA Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 158.4%
Federal Home Loan Mortgage Corp. Gold,
6.00%, 11/01/13-6/01/37	$3,661		$3,775,802
9.00%, 12/01/19(a)	0		401
5.50%, 1/01/22-5/01/22	475		490,273
7.50%, 2/01/27-12/01/27	1,242		1,312,944
8.00%, 2/01/34-11/01/38	8,785		9,309,952
4.50%, 10/01/35	170		172,793
10.00%, 11/01/38	6,880		7,551,084
11.00%, 11/01/38	5,680		6,303,312
Federal Home Loan Mortgage Corp. Gold 30 Year GIANT,
8.00%, 10/15/30	4,428		5,117,236
Federal National Mortgage Assoc.,
5.00%, 1/01/21-3/01/21	141		144,564
5.50%, 1/01/22-9/01/38	80,292		82,404,078
8.50%, 10/01/24-7/01/37	670		717,122
6.00%, 2/01/25-11/01/28	105,386		108,675,652
7.00%, 12/01/32	25,189		26,650,172
8.00%, 6/01/37-11/15/38	9,118		9,653,281
6.50%, 9/01/37	1,724		1,792,725
Federal National Mortgage Assoc. 15 Year HEQ,
8.00%, 8/01/14	38		39,483
Federal National Mortgage Assoc. 15 Year TBA,
4.50%, 1/01/24	1,900		1,943,344
5.00%, 1/01/24	4,100		4,208,906
6.00%, 1/01/24	800		828,500
Federal National Mortgage Assoc. 30 Year TBA,
4.50%, 12/01/38-2/01/39	35,200		35,666,625
5.50%, 12/01/38	90,000		92,067,192
5.00%, 1/01/39	47,000		48,028,125
4.00%, 2/01/39	20,400		20,361,750
Federal National Mortgage Assoc., Series 03-130, Class SP (IO),
6.53%, 8/25/28(b)	1,776		31,000
Government National Mortgage Assoc. I,
5.50%, 1/15/09-6/15/34	21,919		22,681,559
9.50%, 10/15/09-11/15/20	280		304,126
11.00%, 9/15/10	1		1,261
17.00%, 11/15/11-12/15/11	25		28,066
16.00%, 3/15/12-4/15/12	16		18,402
12.00%, 2/15/13-6/15/15	18		20,957
11.50%, 4/15/13-12/15/15	35		39,682
14.50%, 4/15/13	10		11,045
15.00%, 6/15/13	18		21,091
10.00%, 2/15/16-6/15/18	214		237,152
6.50%, 3/15/16-11/15/34	32,473		34,152,179
9.00%, 4/15/16-10/15/21	280		298,961
8.50%, 6/15/16-2/15/25	263		280,500
6.00%, 7/15/16-10/15/38	74,434		77,016,191
8.00%, 1/15/17-1/15/32	23,030		24,680,693
7.00%, 9/15/17-5/15/32	3,733		3,957,259
7.50%, 2/15/22-8/15/33	6,355		6,753,462
5.00%, 11/15/32-6/15/36	47,632		49,005,319
4.50%, 12/15/34-1/15/35	3,922		4,007,400
Government National Mortgage Assoc. I 30 Year TBA,
5.00%, 1/01/39-2/01/39	53,000		54,187,188
5.50%, 1/01/39-3/01/39	175,000		179,562,438
6.00%, 1/01/39-2/01/39	98,700		101,735,281
4.50%, 2/01/39	10,000		10,125,000
Government National Mortgage Assoc. II,
7.50%, 4/20/23-10/20/25	18		19,437
7.00%, 3/20/24-5/20/27	251		264,732
8.00%, 8/20/24	117		123,875
6.00%, 2/20/29-5/20/36	18,353		18,938,869
5.00%, 11/20/35	4,537		4,657,705
4.50%, 8/20/38	428		433,500
Government National Mortgage Assoc. II 30 Year TBA,
5.50%, 1/01/39-2/01/39	61,500		63,075,656
5.00%, 2/01/39	22,700		23,139,812
6.00%, 2/01/39	90,700		93,137,563
Government National Mortgage Assoc., Series 03-51, Class LT,
5.00%, 10/20/28	802		807,700
Government National Mortgage Assoc., Series 04-83, Class CD,
11.15%, 10/20/34(b)	1,141		1,140,823
Government National Mortgage Assoc., Series 05-91, Class UP,
12.22%, 9/16/31(b)	4,436		4,519,038
Government National Mortgage Assoc., Series 08-40, Class PS (IO),
5.46%, 5/16/38(b)	14,831		1,906,285

Total U.S. Government Agency Mortgage-Backed Securities — 158.4%			1,248,536,523

Non-U.S. Government Agency Mortgage-Backed Securities — 0.0%
Commercial Mortgage-Backed Securities — 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/01/22(c)	3		2,962

Asset Backed Securities — 0.0%
Structured Asset Receivables Trust, Series 03-2A,
4.82%, 1/21/09(b)(d)	150		132,134

Total Long-Term Investments (Cost — $1,234,564,440) — 158.4%			1,248,671,619

	Par/Shares (000)
Short-Term Securities
BlackRock TempFund, 1.66%(c)(e)	272,200		272,200,000
Federal Home Loan Bank, Discount Notes,
0.42%, 1/14/09(f)	2,650		2,649,629
0.78%, 1/16/09(f)	1,000		999,697
TCW Money Market Fund, 1.38%(e)	26,268		26,268,283

Total Short-Term Securities (Cost — $302,117,609) — 38.3%			302,117,609

	Contracts
Options Purchased
Over the Counter Call Swaptions Purchased
Receive a fixed rate of 5.47% and pay a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker, Bank of America, N.A.	500	(g)	1,015,831

DECEMBER 31, 2008	39

Schedule of Investments (concluded)	GNMA Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Purchased
Over the Counter Put Swaptions Purchased
Pay a fixed rate of 5.47% and receive a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker, Bank of America, N.A.	500(g	)	$71,934

Total Options Purchased (Cost — $397,000) — 0.1%			1,087,765

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $1,537,079,049*) — 196.8%			1,551,876,993

	Par/Shares (000)
TBA Sale Commitments
Federal Home Loan Mortgage Corp. 30 Year TBA,
6.00%, 1/01/39	$(3,600)		(3,709,125)
Federal National Mortgage Assoc. 30 Year TBA,
4.50%, 12/01/38-1/01/39	(31,000)		(31,425,938)
5.50%, 12/01/38-1/01/39	(169,900)		(174,014,630)
5.00%, 1/01/39-2/01/39	(45,500)		(46,357,912)
6.00%, 1/01/39-2/01/39	(105,700)		(108,764,920)
6.50%, 1/01/39	(1,700)		(1,764,812)
Government National Mortgage Assoc. I 30 Year TBA,
5.00%, 1/01/39	(16,500)		(16,927,969)
6.00%, 1/01/39	(53,100)		(54,809,156)

Total TBA Sale Commitments (Proceeds — $433,128,684) — (55.5)%			(437,774,462)

	Contracts
Options Written
Over the Counter Call Swaptions Written
Pay a fixed rate of 5.025% and receive a floating rate based on 3-month USD LIBOR, expiring November 2010, Broker, UBS AG	(400	)(g)	(741,923)

Over the Counter Put Swaptions Written
Receive a fixed rate of 5.025% and pay a floating rate based on 3-month USD LIBOR, expiring November 2010, Broker, UBS AG	(400	)(g)	(44,688)

Total Options Written (Premiums Received — $382,000) — (0.1)%			(786,611)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 141.2%			1,113,315,920
Liabilities in Excess of Other Assets — (41.2)%			(324,783,057)

Net Assets — 100.0%			$788,532,863

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,537,194,255

Gross unrealized appreciation	$18,760,735
Gross unrealized depreciation	(4,077,997)

Net unrealized appreciation	$14,682,738

(a)	Par is less than $500.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain	Income
BlackRock TempFund	$272,200,000	**	—	—	$781,193
Federal Housing Authority, Merrill Lynch Project, Pool 42	—		$26	—	$55

**	Represents net purchase cost.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represents current yield as of report date.

(f)	The rate shown is the effective yield on the discount notes at the time of purchase.

(g)	One contract represents a notional amount of $10,000.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

	Investments in Securities		Other Financial Instruments**
Valuation Inputs	Assets	Liabilities	Liabilities
Level 1	$298,468,283	$—	$—
Level 2	1,253,408,710	(437,774,462)	(786,611)
Level 3	—	—	—

Total	$1,551,876,993	$(437,774,462)	$(786,611)

**	Other financial instruments are options written.

40	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Capital Trusts
Commercial Banks — 1.1%
Barclays Bank Plc (United Kingdom), Unsecured Notes,
7.43%(a)(b)(c)(d)	USD 1,450	$733,091
Royal Bank of Scotland Group Plc (United Kingdom), Subordinated Capital Securities,
7.64%(a)(c)(d)	2,100	836,396
Wachovia Corp., Capital Securities,
7.98%(c)(d)	4,850	4,134,140

		5,703,627

Diversified Financial Services — 1.8%
Bank of America Corp., Depositary Shares,
8.00%, 12/31/49(c)(d)	2,835	2,039,181
Bank of America Corp., Subordinated Depositary Shares,
8.13%(c)(d)	75	56,100
Citigroup Capital XXI, Trust Preferred Securities,
8.30%, 12/21/57(c)	945	728,819
Credit Suisse Guernsey Ltd. (Switzerland), Unsecured Notes,
5.86%(a)(c)(d)	499	232,900
General Electric Capital Corp., Subordinated Debentures,
6.38%, 11/15/67(c)	1,850	1,162,853
Goldman Sachs Capital Trust II, Unsecured Notes,
5.79%(c)(d)	1,440	553,569
JPMorgan Chase & Co., Depositary Shares,
7.90%(c)(d)	2,400	1,996,392
JPMorgan Chase Capital XXV, Capital Securities,
6.80%, 10/01/37	3,350	3,086,640
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities,
5.86%(c)(d)(e)	360	36

		9,856,490

Insurance — 0.6%
American International Group, Inc., Junior Subordinated Debentures,
8.18%, 5/15/58(b)(c)	2,640	1,027,026
CHUBB Corp., Capital Securities,
6.38%, 3/29/67(c)	775	480,649
MetLife, Inc., Junior Subordinated Debentures,
6.40%, 12/15/36(f)	1,565	939,000
The Progressive Corp., Junior Subordinated Notes,
6.70%, 6/15/37(c)	1,265	621,852

		3,068,527

Total Capital Trusts — 3.5%		18,628,644

U.S. Government & Agency Obligations
Federal Home Loan Bank,
5.63%, 6/11/21(g)	6,775	7,806,528
Federal National Mortgage Assoc., Subordinated Notes,
5.25%, 8/01/12(g)	3,275	3,451,915
Federal National Mortgage Assoc., Unsecured Notes,
2.88%, 10/12/10(g)	6,845	7,060,337
Overseas Private Investment Corp.,
4.09%, 5/29/12	524	561,174
4.30%, 5/29/12(c)	1,314	1,460,451
4.64%, 5/29/12	1,109	1,247,062
4.68%, 5/29/12	627	679,516
4.87%, 5/29/12	4,762	5,406,370
Resolution Funding Corp., Strip Bonds,
3.52%, 7/15/18(h)	1,725	1,236,796
3.56%, 10/15/18(h)	1,725	1,221,202
U.S. Treasury Bonds,
4.50%, 5/15/38	185	252,496
U.S. Treasury Inflation Protected Bonds,
2.38%, 1/15/25(i)	2,375	2,681,854
2.00%, 1/15/26(i)	1,500	1,541,746
1.75%, 1/15/28(i)	2,320	2,215,868
U.S. Treasury Notes,
3.75%, 11/15/18(i)	3,065	3,469,672

Total U.S. Government & Agency Obligations — 7.7%		40,292,987

U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 64.8%
Federal Home Loan Mortgage Corp. 12 Month LIBOR,
5.30%, 8/01/38(c)	3,349	3,408,131
5.44%, 11/01/38(c)	2,750	2,797,823
Federal Home Loan Mortgage Corp. 15 Year TBA,
5.00%, 1/01/24	7,000	7,185,938
Federal Home Loan Mortgage Corp. 30 Year TBA,
4.50%, 1/01/39	400	405,250
5.00%, 1/01/39	14,200	14,484,000
6.00%, 1/01/39	15,100	15,557,719
Federal Home Loan Mortgage Corp. Gold,
6.50%, 3/01/09-12/01/30	274	285,521
4.00%, 5/01/10	1,203	1,202,638
6.00%, 11/01/14-9/01/38	3,648	3,765,875
5.50%, 10/01/17-9/01/38(g)	20,908	21,428,968
7.50%, 11/01/25-10/01/27	17	17,958
7.00%, 4/01/29-4/01/32	38	39,854
4.50%, 10/01/34-9/01/35	3,208	3,260,120
5.00%, 3/01/36-4/01/36	827	845,690
Federal Home Loan Mortgage Corp., Series 231 (IO),
5.50%, 8/01/35(c)	1,314	139,405
Federal Home Loan Mortgage Corp., Series 2684, Class SP (IO),
6.31%, 1/15/33(c)	815	141,225
Federal Home Loan Mortgage Corp., Series 2825, Class VP,
5.50%, 6/15/15	2,873	3,008,147
Federal Home Loan Mortgage Corp., Series 3033, Class JB,
5.50%, 11/15/32	3,143	3,264,341
Federal Home Loan Mortgage Corp., Series 3208, Class PS (IO),
5.91%, 8/15/36(c)	3,835	473,299
Federal Home Loan Mortgage Corp., Series 3316, Class SB (IO),
6.01%, 8/15/35(c)	701	89,192
Federal National Mortgage Assoc.,
7.00%, 7/01/10-8/01/36	1,058	1,116,383
5.50%, 9/01/13-5/01/38(g)	33,568	34,535,900
6.00%, 1/01/21-9/01/38	8,894	9,198,463
5.00%, 10/01/23-2/01/38(g)	33,798	34,554,844
6.50%, 4/01/29-9/01/38	9,929	10,323,479
8.00%, 11/15/38	1,479	1,566,619

DECEMBER 31, 2008	41

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
Federal National Mortgage Assoc. 15 Year TBA,
4.00%, 1/01/24	USD	7,400	$7,467,063
5.00%, 1/01/24		1,300	1,334,531
Federal National Mortgage Assoc. 30 Year TBA,
6.50%, 1/01/38		20,200	20,970,125
4.50%, 1/01/39-2/01/39		19,400	19,633,406
5.00%, 1/01/39		1,900	1,941,563
5.50%, 1/01/39		26,900	27,589,313
4.00%, 2/01/39		9,500	9,482,188
Federal National Mortgage Assoc. ARM,
4.27%, 12/01/34(c)		4,897	4,881,355
4.86%, 8/01/38(c)		4,337	4,384,339
Federal National Mortgage Assoc., Series 05-48, Class AR,
5.50%, 2/25/35		4,238	4,404,132
Federal National Mortgage Assoc., Series 07-108, Class AN,
8.90%, 11/25/37(c)		2,945	3,203,842
Federal National Mortgage Assoc., Series 346, Class 2 (IO),
5.50%, 12/01/33(c)		3,383	400,020
Federal National Mortgage Assoc., Series 354, Class 2 (IO),
5.50%, 12/01/34(c)		2,683	309,097
Federal National Mortgage Assoc., Series 378, Class 19 (IO),
5.00%, 6/01/35(c)		7,059	1,008,901
Government National Mortgage Assoc. I,
9.50%, 9/15/16-11/15/16		13	14,337
9.00%, 3/15/18		11	12,034
6.50%, 12/15/23-5/15/35		13,610	14,284,573
6.00%, 11/15/28-10/15/33		306	317,547
7.00%, 4/15/29-6/15/35		7,167	7,541,310
5.50%, 11/15/33		30	31,499
Government National Mortgage Assoc. I 30 Year TBA,
6.50%, 1/01/39		3,300	3,426,844
5.50%, 2/01/39		9,200	9,438,625
6.00%, 2/01/39		7,800	8,024,250
Government National Mortgage Assoc. II 30 Year TBA,
5.00%, 2/01/39		4,000	4,077,500
5.50%, 2/01/39		2,100	2,150,531
6.00%, 2/01/39		6,200	6,366,625
6.50%, 2/01/39		5,100	5,268,912

Total U.S. Government Agency Mortgage-Backed Securities — 64.8%			341,061,244

Non-U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 14.2%
Bear Stearns Adjustable Rate Mortgage Trust, Series 05-4, Class 3A1,
5.37%, 8/25/35(c)		17,366	11,656,163
Bear Stearns Adjustable Rate Mortgage Trust, Series 06-2, Class 2A1,
5.65%, 7/25/36(c)		3,476	1,830,427
Citigroup Mortgage Loan Trust, Inc., Series 07-AR4, Class 2A2A,
5.74%, 3/25/37(c)		6,207	3,198,413
CitiMortgage Alternative Loan Trust, Series 07-A8, Class A1,
6.00%, 10/25/37		4,722	2,263,808
Countrywide Alternative Loan Trust, Series 05-21CB, Class A17,
6.00%, 6/25/35		4,687	2,949,839
Countrywide Alternative Loan Trust, Series 06-OA10, Class 1A1,
3.22%, 8/25/46(c)		779	334,298
Countrywide Alternative Loan Trust, Series 06-OA21, Class A1,
0.70%, 3/20/47(c)		2,008	822,814
Countrywide Home Loan Mortgage Pass Through Trust, Series 03-56, Class 4A1,
4.93%, 12/25/33(c)		4,856	3,666,044
Countrywide Home Loan Mortgage Pass Through Trust, Series 06-OA5, Class 2A1,
0.67%, 4/25/46(c)		903	353,716
Countrywide Home Loan Mortgage Pass Through Trust, Series 06-OA5, Class 3A1,
0.67%, 4/25/46(c)		1,737	707,927
Countrywide Home Loan Mortgage Pass Through Trust, Series 07-J3, Class A10,
6.00%, 7/25/37		3,730	1,818,107
Credit Suisse Mortgage Capital Certificates, Series 06-8, Class 3A1,
6.00%, 10/25/21		1,139	669,239
First Horizon Alernative Mortgage Securities, Inc., Series 04-AA4, Class A1,
5.39%, 10/25/34(c)		2,734	1,249,034
First Horizon Asset Securities, Inc., Series 05-AR3, Class 3A1,
5.50%, 8/25/35(c)		938	705,743
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR4, Class 6A1,
5.25%, 7/25/35(c)		1,563	1,039,144
Harborview Mortgage Loan Trust, Series 05-8, Class 1A2A,
0.91%, 9/19/35(c)		223	103,174
Harborview Mortgage Loan Trust, Series 06-9, Class 2A1A,
0.79%, 11/19/36(c)		1,500	645,198
Homebanc Mortgage Trust, Series 05-4, Class A1,
0.74%, 10/25/35(c)		2,410	1,108,717
Homebanc Mortgage Trust, Series 06-2, Class A1,
0.65%, 12/25/36(c)		2,141	833,640
JPMorgan Alternative Loan Trust, Series 05-S1, Class 2A16,
6.00%, 12/25/35		1,540	1,366,957
JPMorgan Mortgage Trust, Series 06-S2, Class 2A2,
5.88%, 7/25/36		565	416,707
JPMorgan Mortgage Trust, Series 07-S1, Class 1A2,
5.50%, 3/25/22		520	353,497
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A,
0.53%, 7/25/36(c)		1,446	1,339,601
Residential Accredit Loans, Inc., Series 06-QO2, Class A1,
0.69%, 2/25/46(c)		1,419	574,230
Structured Adjustable Rate Mortgage Loan Trust, Series 07-3, Class 2A1,
5.73%, 4/25/37(c)		5,232	2,848,712
Summit Mortgage Trust, Series 00-1, Class B1,
6.78%, 12/28/12(b)(c)(j)		2	2,303

42	DECEMBER 31, 2008

Schedule of Investments (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR18, Class 1A1,
5.34%, 1/25/37(c)	USD	3,649	$2,055,637
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 1A1,
5.65%, 3/25/37(c)		7,610	3,811,541
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 4A1,
5.35%, 3/25/37(c)		7,006	4,008,516
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA4, Class 1A,
3.03%, 5/25/47(c)		1,024	439,571
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA5, Class 1A,
3.01%, 6/25/47(c)		1,789	814,942
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR15, Class 2A1,
5.12%, 9/25/35(c)		7,327	5,391,640
Wells Fargo Mortgage Backed Securities Trust, Series 06-A18, Class IIA1,
5.71%, 11/25/36(c)		6,527	3,918,548
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR10, Class IIA2,
4.23%, 6/25/35(c)		5,152	3,923,296
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR12, Class 2A1,
6.10%, 9/25/36(c)		1,500	961,521
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR15, Class A1,
5.66%, 10/25/36(c)		4,583	3,041,741
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR17, Class A1,
5.33%, 10/25/36(c)		2,506	1,543,152
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR2, Class 2A5,
5.09%, 3/25/36(c)		3,152	1,953,324

			74,720,881

Commercial Mortgage-Backed Securities — 19.5%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36		3,310	3,248,095
Banc of America Commercial Mortgage, Inc., Series 02-PB2, Class A4,
6.19%, 6/11/35		3,670	3,514,015
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2,
7.32%, 10/15/32(c)		4,551	4,531,806
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR6, Class A6,
4.83%, 11/11/41		1,315	1,136,250
Citigroup Commercial Mortgage Trust, Series 06-C5, Class A4,
5.43%, 10/15/49		805	630,988
Citigroup Commercial Mortgage Trust, Series 08-C7, Class A4,
6.10%, 12/10/49(c)		3,970	3,065,121
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 07-CD5, Class A4,
5.89%, 11/15/44(c)		1,925	1,451,626
Commercial Mortgage Loan Trust, Series 08-LS1, Class A4B,
6.02%, 9/10/17(c)		2,885	2,086,843
Commercial Mortgage Pass-Through Certificates, Series 04-LB3A, Class A3,
5.09%, 7/10/37(c)		1,965	1,832,752
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2,
5.18%, 8/15/12		3,140	2,870,073
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2,
4.94%, 12/15/35		4,865	4,376,939
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33		3,792	3,776,188
Federal National Mortgage Assoc., Series 06-M2, Class A2A,
5.27%, 10/25/32(c)		7,525	7,866,566
First Union National Bank Commercial Mortgage Trust, Series 01-C2, Class A2,
6.66%, 1/12/43		4,014	3,945,350
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3,
6.27%, 12/10/35		3,800	3,568,590
General Electric Capital Commercial Mortgage Corp., Series 02-2A, Class A3,
5.35%, 8/11/36		4,240	3,850,365
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36(c)		2,439	2,430,738
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A4,
4.96%, 8/10/38		3,500	3,184,586
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/11		3,840	3,665,379
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB2, Class A3,
6.43%, 6/15/11		3,320	3,228,844
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2,
7.37%, 8/15/26		4,938	4,934,480
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C7, Class A2,
4.06%, 8/15/10(c)		1,488	1,443,322
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C6, Class A4,
5.37%, 9/15/39		1,915	1,502,329
Merrill Lynch Mortgage Trust, Series 07-C1, Class AM,
5.83%, 7/12/17(c)(k)		1,900	879,958
Morgan Stanley Capital I, Inc., Series 05-HQ6, Class A4A,
4.99%, 8/13/42		4,725	3,860,210
Morgan Stanley Capital I, Series 06-IQ11, Class A2,
5.69%, 10/15/42(c)		1,295	1,111,203
Morgan Stanley Dean Witter Capital I, Inc., Series 00-LIF2, Class A2,
7.20%, 10/15/33		3,201	3,184,921
Salomon Brothers Mortgage Securities VII, Inc., Series 00-C1, Class A2,
7.52%, 12/18/09(c)		4,934	4,924,113
TIAA Retail Commercial Trust, Series 01-C1A, Class A4,
6.68%, 6/19/31(b)(c)		3,578	3,552,846
USGI, Series 87,
7.43%, 12/01/22		75	74,861
Wachovia Bank Commercial Mortgage Trust, Series 03-C6, Class A4,
5.13%, 8/15/35(c)		4,470	3,890,516

DECEMBER 31, 2008	43

Schedule of Investment (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-U.S. Government Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust, Series 05-C21, Class A3,
5.21%, 10/15/44(c)	USD	1,870	$1,736,192
Wachovia Bank Commercial Mortgage Trust, Series 06-C29, Class AJ,
5.37%, 11/15/48(c)		755	212,095
Washington Mutual Commercial Mortgage Securities Trust, Series 05-C1A, Class X (IO),
1.94%, 5/25/36(b)(c)		22,892	653,987
Wells Fargo Mortgage Backed Securities Trust,
4.75%, 12/25/18		6,624	6,466,235

			102,688,382

Total Non-U.S. Government Agency Mortgage-Backed Securities — 33.7%			177,409,263

Project Loans — 2.1%
Whittier Rehab at Haverhill Project Loan,
7.60%, 12/01/39		10,622	10,975,815

Certificates of Deposit — 0.3%
SunTrust Bank, Inc.,
4.42%, 6/15/09		1,260	1,273,258

Asset Backed Securities
American Express Issuance Trust, Series 08-2, Class A,
4.02%, 2/15/10		5,210	4,973,220
Ameriquest Mortgage Securities, Inc., Series 04-R11, Class A1,
0.77%, 11/25/34(c)		1,888	1,309,907
Bank of America Credit Card Trust, Series 08-A9, Class A9,
4.07%, 2/16/10		4,020	3,839,423
Carrington Mortgage Loan Trust, Series 06-NC4, Class A1,
0.52%, 10/25/36(c)		1,084	1,045,081
Chase Issuance Trust, Series 08-A9, Class A9,
4.26%, 5/15/13		5,180	4,844,196
Citibank Credit Card Issuance Trust, Series 06-A6, Class A6,
0.47%, 5/24/10(c)		5,625	5,199,986
Citibank OMNI Master Trust, Series 07-A9A, Class A9,
1.61%, 12/23/13(b)(c)		5,690	5,404,085
Conseco Financial Corp., Series 96-7, Class A6,
7.65%, 10/15/27(c)		1,628	1,645,094
Countrywide Asset-Backed Certificates, Series 04-14, Class A4,
0.75%, 6/25/35(c)		365	280,689
Countrywide Asset-Backed Certificates, Series 06-18, Class 2A1,
0.52%, 7/25/36(c)		1,607	1,542,670
DaimlerChrysler Auto Trust, Series 06-A, Class A3,
5.00%, 5/08/10		775	771,680
DaimlerChrysler Auto Trust, Series 06-D, Class A4,
4.94%, 2/08/12		5,450	5,124,747
Home Equity Asset Trust, Series 07-2, Class 2A1,
0.58%, 7/25/37(c)		1,389	1,157,931
IndyMac Residential Trust, Series 06-D, Class 2A1,
0.52%, 11/25/36(c)		411	403,535
Lehman XS Trust, Series 05-5N, Class 3A2,
0.83%, 11/25/35(c)		2,272	643,698
MBNA Credit Card Master Note Trust, Series 06-A1, Class A1,
4.90%, 7/15/11		5,175	5,167,925
Residential Asset Mortgage Products, Inc., Series 06-RS4, Class A1,
0.55%, 7/25/36(c)		162	160,654
Residential Asset Mortgage Products, Inc., Series 06-RS5, Class A1,
0.54%, 9/25/36(c)		470	458,365
Small Business Administration Participation Certificates, Series 96-20B, Class 1,
6.38%, 2/01/16		1,118	1,160,795
Small Business Administration Participation Certificates, Series 96-20K, Class 1,
6.95%, 11/01/16		1,447	1,518,494
Small Business Administration Participation Certificates, Series 97-20B, Class 1,
7.10%, 2/01/17		1,143	1,200,313
Small Business Administration Participation Certificates, Series 97-20F, Class 1,
7.20%, 6/01/17		287	302,427
Small Business Administration Participation Certificates, Series 97-20G, Class 1,
6.85%, 7/01/17		2,361	2,430,694
Structured Asset Receivables Trust, Series 03-2A,
4.82%, 1/21/09(b)(c)		354	311,702
Structured Asset Securities Corp., Series 07-BC1, Class A2,
0.52%, 2/25/37(c)		2,697	2,326,528
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
4.64%, 10/25/16(c)		6,580	6,256,698
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
4.84%, 1/25/18(c)		1,660	1,505,180
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A4,
5.24%, 7/25/23(c)		4,480	3,872,973
SWB Loan-Backed Certificates, Series 97-1, Class A,
2.85%, 8/15/22(b)(c)		202	124,389
USAA Auto Owner Trust, Series 06-4, Class A4,
4.98%, 10/15/12		4,825	4,640,293

Total Asset Backed Securities — 13.2%			69,623,372

Corporate Bonds
Capital Markets — 1.5%
The Goldman Sachs Group, Inc., Unsecured Notes,
5.25%, 10/15/13		2,715	2,494,140
Lehman Brothers Holdings, Inc., Senior Unsecured Notes,
7.00%, 9/27/27(e)		1,375	130,625
Lehman Brothers Holdings, Inc., Subordinated Notes,
6.75%, 12/28/17(e)		2,275	228
Lehman Brothers Holdings, Inc., Unsecured Notes,
5.25%, 2/06/12(e)		1,575	149,625

44	DECEMBER 31, 2008

Schedule of Investment (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bond
Capital Markets (concluded)
Morgan Stanley, Senior Notes,
5.05%, 1/21/11	USD	270	$259,333
4.57%, 1/09/12(c)		4,765	3,759,642
6.25%, 8/28/17		340	289,642
Morgan Stanley, Unsecured Notes,
6.75%, 4/15/11		625	614,954

			7,698,189

Commercial Banks — 1.6%
UBS AG (Switzerland), Senior Unsecured Notes,
5.75%, 4/25/18(a)		2,400	2,178,228
UBS AG, Senior Notes,
5.88%, 12/20/17(a)		3,700	3,398,987
Wachovia Bank N.A., Subordinated Notes,
6.60%, 1/15/38		855	927,596
Wells Fargo & Co., Unsecured Notes,
4.63%, 8/09/10		915	919,207
4.88%, 1/12/11		705	705,027

			8,129,045

Computers & Peripherals — 0.5%
International Business Machines Corp., Unsecured Notes,
5.70%, 9/14/17		1,535	1,641,092
7.63%, 10/15/18		900	1,079,275

			2,720,367

Consumer Finance — 0.5%
SLM Corp., Unsecured Notes,
4.00%, 1/15/09		2,655	2,642,875

Diversified Financial Services — 6.0%
BAE Systems Holdings, Inc., Unsecured Notes,
5.20%, 8/15/15(b)		710	660,442
Bank of America Corp., Senior Unsecured Notes,
6.00%, 9/01/17		670	680,467
5.75%, 12/01/17		1,085	1,083,308
5.65%, 5/01/18		700	704,154
Bank of America Corp., Subordinated Notes,
7.80%, 2/15/10		1,190	1,219,203
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
6.95%, 8/10/12		2,665	2,767,797
The Bear Stearns Cos., Inc., Unsecured Notes,
4.55%, 6/23/10		750	748,886
Belvoir Land LLC Class II, Unsecured Notes,
5.40%, 12/15/47(b)		1,175	757,088
Citigroup, Inc., Senior Unsecured Notes,
3.63%, 2/09/09(l)		3,655	3,643,351
Citigroup, Inc., Unsecured Notes,
4.13%, 2/22/10		2,480	2,443,854
General Electric Capital Corp., Senior Unsecured Notes,
5.00%, 12/01/10		9,300	9,451,655
General Electric Capital Corp., Unsecured Notes,
6.15%, 8/07/37		2,065	2,070,402
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17-10/01/17		3,870	3,903,349
Pemex Finance Ltd. (Cayman Islands), Senior Unsecured Notes,
9.03%, 2/15/11(a)		1,577	1,617,381

			31,751,337

Diversified Telecommunication Services — 2.0%
AT&T, Inc., Unsecured Notes,
5.50%, 2/01/18		975	985,359
6.50%, 9/01/37		2,700	2,907,873
BellSouth Telecommunications, Debentures,
3.54%, 12/15/35(h)		900	349,321
GTE Corp., Debentures,
6.94%, 4/15/28		150	138,806
Telecom Italia Capital SA (Luxembourg), Senior Unsecured Notes,
5.25%, 10/01/15(a)		1,000	761,250
6.00%, 9/30/34(a)		75	51,750
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
6.42%, 6/20/16(a)		600	598,958
Telefonica Europe BV (Netherlands), Senior Unsecured Notes,
7.75%, 9/15/10(a)		475	482,297
Verizon Communications, Inc., Senior Unsecured Notes,
8.75%, 11/01/18		3,300	3,871,633
Verizon New England, Inc., Debentures,
7.88%, 11/15/29		200	175,789

			10,323,036

Electric Utilities — 1.2%
Florida Power & Light Co., First Mortgage Bonds,
4.95%, 6/01/35		600	583,853
5.95%, 2/01/38		1,000	1,113,850
Florida Power Corp., First Mortgage Bonds,
6.65%, 7/15/11		960	1,007,633
5.90%, 3/01/33		175	179,068
6.40%, 6/15/38		575	642,125
MidAmerican Energy Holdings Co., Bonds,
5.95%, 5/15/37		1,125	1,020,097
6.50%, 9/15/37		875	854,127
PacifiCorp, First Mortgage Bonds,
6.25%, 10/15/37		700	739,992

			6,140,745

Energy Equipment & Services — 0.1%
Transocean Ltd. (Switzerland), Senior Unsecured Notes,
6.00%, 3/15/18(a)		305	277,794
Transocean, Ltd. (Switzerland), Senior Unsecured Notes,
6.80%, 3/15/38(a)		420	374,618

			652,412

Food Products — 0.5%
Kraft Foods, Inc., Senior Unsecured Notes,
6.50%, 8/11/17		800	804,113
6.13%, 2/01/18		1,720	1,685,423

			2,489,536

Insurance — 1.0%
Hartford Life Global Funding Trusts, Secured Notes,
2.17%, 9/15/09(c)		1,945	1,811,649
MetLife, Inc., Unsecured Notes,
6.38%, 6/15/34		350	289,733
Metropolitan Life Global Funding I, Senior Unsecured Notes,
5.13%, 4/10/13(b)		2,750	2,562,337

DECEMBER 31, 2008	45

Schedule of Investment (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)			Value
Corporate Bonds
Insurance (concluded)
New York Life Global Funding, Unsecured Notes,
3.88%, 1/15/09(b)	USD	775		$775,189

				5,438,908

Media — 2.1%
Comcast Cable Communications Holdings, Inc., Unsecured Notes,
8.38%, 3/15/13		1,195		1,236,256
Comcast Corp., Senior Unsecured Notes,
7.05%, 3/15/33		315		328,574
Comcast Corp., Unsecured Notes,
6.50%, 11/15/35		475		472,739
6.95%, 8/15/37		1,725		1,816,515
News America, Inc., Senior Debentures,
7.13%, 4/08/28		300		287,804
7.63%, 11/30/28		1,150		1,153,471
TCI Communications, Inc., Senior Debentures,
7.88%, 2/15/26		790		819,744
TCI Communications, Inc., Senior Notes,
7.13%, 2/15/28		620		586,331
Time Warner Cable, Inc., Senior Unsecured Notes,
6.20%, 7/01/13		2,875		2,719,448
Time Warner Cos., Inc., Senior Debentures,
9.15%, 2/01/23		535		570,578
7.57%, 2/01/24		750		722,806
Time Warner Entertainment Co. LP, Senior Debentures,
8.38%, 3/15/23		500		503,531

				11,217,797

Multiline Retail — 0.9%
Target Corp., Senior Unsecured Notes,
6.00%, 1/15/18		4,850		4,695,886

Oil, Gas & Consumable Fuels — 0.4%
Anadarko Petroleum Corp., Senior Unsecured Notes,
5.95%, 9/15/16		1,330		1,174,801
XTO Energy, Inc., Senior Unsecured Notes,
6.75%, 8/01/37		1,150		1,077,049

				2,251,850

Pharmaceuticals — 0.3%
GlaxoSmithKline Capital, Inc., Senior Unsecured Notes,
4.85%, 5/15/13		1,575		1,579,815

Real Estate Investment Trust — 0.0%
The Rouse Co. LP, Unsecured Notes,
3.63%, 3/15/09		125		51,875

Software — 0.4%
Oracle Corp., Senior Unsecured Notes,
4.95%, 4/15/13		2,220		2,288,780

Tobacco — 0.2%
Philip Morris International, Inc., Senior Unsecured Notes,
6.88%, 3/17/14		900		945,799

Wireless Telecommunication Services — 0.0%
Vodafone Group Plc (United Kingdom), Unsecured Notes,
5.00%, 12/16/13(a)		90		86,578

Total Corporate Bonds — 19.2%				101,104,830

Foreign Government Obligations
Germany — 0.4%
Bundesrepublic Deutschland,
4.00%, 1/04/37	EUR	530		789,357
4.25%, 7/04/39		1,000		1,578,704

				2,368,061

Israel — 1.2%
Israel Government AID Bond,
5.50%, 9/18/23(a)	USD	5,000		6,180,350

Mexico — 1.2%
Mexican Bonos,
7.25%, 12/15/16	MXN	18,500		1,280,179
10.00%, 12/05/24		61,880		5,132,798

				6,412,977

United Kingdom — 0.3%
United Kingdom Treasury Bonds,
4.25%, 12/07/49	GBP	885		1,389,155

Total Foreign Government Obligations — 3.1%				16,350,543

Taxable Municipal Bonds — 0.1%
Ohana Hawaii Military Communities LLC, Military Housing Revenue Bonds (Navy Housing Privatization Project), Series 04-A, Class 1, 6.19%, 4/01/49(b)	USD	750		557,025

Total Long-Term Investments (Cost — $847,772,856) — 147.7%				777,276,981

	Shares (000)
Short-Term Securities
TCW Money Market Fund, 1.38%(m) (Cost — $370,384) — 0.1%		370		370,384

	Contracts
Options Purchased
Over the Counter Call Swaptions Purchased
Receive a fixed rate of 4.120% and pay a floating rate based on 3-month USD LIBOR, expiring September 2009, Broker, Deutsche Bank AG		1,650	(n)	2,183,227
Receive a fixed rate of 4.880% and pay a floating rate based on 3-month USD LIBOR, expiring September 2013, Broker, Goldman Sachs Bank USA		1,000	(n)	886,829
Receive a fixed rate of 5.360% and pay a floating rate based on 3-month USD LIBOR, expiring June 2013, Broker, UBS AG		1,140	(n)	1,217,723
Receive a fixed rate of 5.47% and pay a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker, Bank of America, N.A.		2,280	(n)	4,632,187

				8,919,966

Over the Counter Put Swaptions Purchased
Pay a fixed rate of 4.120% and receive a floating rate based on 3-month USD LIBOR, expiring September 2009, Broker, Deutsche Bank AG		1,650	(n)	167,725

46	DECEMBER 31, 2008

Schedule of Investment (continued)	Managed Income Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Purchased
Over the Counter Put Swaptions Purchased (concluded)
Pay a fixed rate of 4.880% and receive a floating rate based on 3-month USD LIBOR, expiring September 2013, Broker, Goldman Sachs Bank USA	1,000	(n)	$125,646
Pay a fixed rate of 5.360% and receive a floating rate based on 3-month USD LIBOR, expiring June 2013, Broker, UBS AG	1,140	(n)	107,856
Pay a fixed rate of 5.47% and receive a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker, Bank of America, N.A.	2,280	(n)	328,020
Pay a fixed rate of 5.500% and receive a floating rate based on 3-month USD LIBOR, expiring December 2009, Broker, Bank of America, N.A.	390	(n)	25,503
Pay a fixed rate of 6.500% and receive a floating rate based on 3-month USD LIBOR, expiring November 2009, Broker, UBS AG	660	(n)	11,844
Pay a fixed rate of 6.500% and receive a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker, Deutsche Bank AG	1,110	(n)	20,351
Pay a fixed rate of 6.500% and receive a floating rate based on 3-month USD LIBOR, expiring September 2009, Broker, Deutsche Bank AG	630	(n)	11,114

			798,059

Total Options Purchased (Cost — $4,749,793) — 1.8%			9,718,025

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $852,893,033*) — 149.6%			787,365,390

	Par (000)
TBA Sale Commitments
Federal Home Loan Mortgage Corp. 30 Year TBA,
5.50%, 1/01/39	USD	(4,200)	(4,301,062)
6.50%, 1/01/39	(100)		(103,750)
Federal National Mortgage Assoc. 15 Year TBA,
5.50%, 1/01/24	(2,300)		(2,368,281)
6.00%, 1/01/24	(2,000)		(2,071,250)
Federal National Mortgage Assoc. 30 Year TBA,
4.50%, 1/12/36	(9,700)		(9,839,438)
5.00%, 1/01/39-2/01/39	(7,800)		(7,950,358)
6.00%, 1/01/39	(6,800)		(7,004,000)
6.50%, 1/01/39	(7,600)		(7,889,750)
Government National Mortgage Assoc. I 30 Year TBA,
5.50%, 1/01/39	(6,200)		(6,387,938)
6.50%, 2/01/39	(3,300)		(3,415,500)
Government National Mortgage Assoc. II 30 Year TBA,
6.50%, 1/01/39	(5,100)		(5,286,456)

Total TBA Sale Commitments (Proceeds — $56,351,029) — (10.8)%			(56,617,783)

	Contracts
Options Written
Over the Counter Call Swaptions Written
Pay a fixed rate of 2.495% and receive a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, JPMorgan Chase Bank, National Association	(1,380	)(n)	(523,853)
Pay a fixed rate of 4.740% and receive a floating rate based on 3-month USD LIBOR, expiring May 2009, Broker, Deutsche Bank AG	(2,470	)(n)	(4,628,905)
Pay a fixed rate of 4.820% and receive a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(1,340	)(n)	(2,380,193)
Pay a fixed rate of 4.870% and receive a floating rate based on 3-month USD LIBOR, expiring February 2010, Broker, Deutsche Bank AG	(2,230	)(n)	(4,123,900)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month USD LIBOR, expiring May 2011, Broker, Citibank, N.A.	(1,490	)(n)	(2,717,591)
Pay a fixed rate of 5.400% and receive a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, UBS AG	(1,050	)(n)	(2,241,973)
Pay a fixed rate of 5.485% and receive a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, National Association	(1,060	)(n)	(2,552,804)
Pay a fixed rate of 5.670% and receive a floating rate based on 3-month USD LIBOR, expiring January 2010, Broker, Citibank, N.A.	(1,000	)(n)	(2,520,023)

			(21,689,242)

Over the Counter Put Swaptions Written
Receive a fixed rate of 2.495% and pay floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, JPMorgan Chase Bank, National Association	(1,380	)(n)	(1,072,531)
Receive a fixed rate of 4.740% and pay a floating rate based on 3-month USD LIBOR, expiring May 2009, Broker, Deutsche Bank AG	(2,470	)(n)	(41,156)
Receive a fixed rate of 4.820% and pay a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(1,340	)(n)	(123,399)
Receive a fixed rate of 4.870% and pay a floating rate based on 3-month USD LIBOR, expiring February 2010, Broker, Deutsche Bank AG	(2,230	)(n)	(147,543)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month USD LIBOR, expiring May 2011, Broker, Citibank, N.A.	(1,490	)(n)	(206,582)
Receive a fixed rate of 5.400% and pay a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, UBS AG	(1,050	)(n)	(88,012)
Receive a fixed rate of 5.485% and pay a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, National Association	(1,060	)(n)	(24,974)
Receive a fixed rate of 5.670% and pay a floating rate based on 3-month USD LIBOR, expiring January 2010, Broker, Citibank, N.A.	(1,000	)(n)	(23,551)

			(1,727,748)

Total Options Written (Premiums Received — $10,643,040) — (4.4)%			(23,416,990)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 134.4%			707,330,617
Liabilities in Excess of Other Assets — (34.4)%			(180,898,652)

Net Assets — 100.0%			$526,431,965

DECEMBER 31, 2008	47

Schedule of Investments (continued)	Managed Income Portfolio

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$853,053,345

Gross unrealized appreciation	$6,088,966
Gross unrealized depreciation	(71,776,921)

Net unrealized depreciation	$(65,687,955)

(a)	U.S. dollar denominated security issued by foreign domiciled entity.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(g)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(h)	Represents a zero coupon bond. Rate shown reflects the current yield as of report date.

(i)	Security, or a portion thereof, subject to treasury roll transactions.

(j)	Security is valued in accordance with the Portfolio’s fair valuation policy.

(k)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Income
Merrill Lynch Mortgage Trust, Series 07-C1, Class AM	—	—	—	$28,514

(l)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(m)	Represents current yield as of report date.

(n)	One contract represents a notional amount of $10,000.

•	Reverse repurchase agreements outstanding as of December 31, 2008 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Barclays Capital, Inc.	2.40%	12/11/08	01/13/09	$53,013,373	$52,897,000
Barclays Capital, Inc.	0.30%	11/10/08	12/31/09	$16,393,357	16,336,723

Total					$69,233,723

•	Foreign currency exchange contracts as of December 31, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,500,650	EUR	1,969,000	1/21/09	$(233,695)
USD	1,363,471	GBP	916,000	1/21/09	47,296
USD	546,202	GBP	369,500	1/21/09	15,278
USD	540,048	GBP	360,000	1/21/09	22,774
USD	476,069	GBP	324,000	1/21/09	10,523
USD	6,467,524	MXN	82,946,000	1/21/09	523,752
USD	531,646	MXN	7,155,000	1/21/09	18,930

Total					$404,858

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation
196	U.S. Treasury Notes (5 Year)	March 2009	$23,334,719	$238,684
61	Euro-Bund	March 2009	$10,585,544	153,900
96	Gilt British	March 2009	$17,041,859	1,074,075

Total				$1,466,659

•	Financial futures contracts sold as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
276	U.S. Treasury Notes (2 Year)	March 2009	$60,185,250	$(469,615)
76	U.S. Treasury Notes (10 Year)	March 2009	$9,557,000	198,259
32	U.S. Treasury Bonds (20 Year)	March 2009	$4,417,500	(225,621)
121	Euro Dollar Futures	June 2009	$29,908,175	(545,601)

Total				$(1,042,578)

48	DECEMBER 31, 2008

Schedule of Investments (continued)	Managed Income Portfolio

•	Interest rate swaps outstanding as of December 31, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Barclays Bank, PLC Expires, December 2009	USD	10,400,000	$271,601
Pay a fixed rate of 5.21% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, February 2012	USD	15,000,000	(1,803,648)
Receive a fixed rate of 3.25% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Goldman Sachs Bank USA Expires, March 2013	USD	17,100,000	1,010,873
Receive a fixed rate of 4.27% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, July 2013	USD	15,500,000	1,660,745
Receive a fixed rate of 3.67% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, October 2013	USD	40,000,000	2,811,989
Receive a fixed rate of 2.95% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Bank of America, N.A. Expires, November 2013	USD	18,900,000	736,602
Pay a fixed rate of 4.90% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Goldman Sachs Bank USA Expires, April 2014	USD	20,000,000	(2,736,459)
Pay a fixed rate of 5.24% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, June 2014	USD	9,500,000	(1,497,921)
Pay a fixed rate of 4.51% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Morgan Stanley Capital Services, Inc. Expires, May 2018	USD	7,400,000	(1,252,292)
Receive a fixed rate of 4.36% and pay a floating rate based on 3-month USD LIBOR
Counterparty, JPMorgan Chase Bank, National Association Expires, May 2018	USD	1,800,000	280,386
Pay a fixed rate of 4.21% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, September 2018	USD	20,700,000	(3,199,054)
Receive a fixed rate of 4.21% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, September 2018	USD	27,400,000	4,222,988
Receive a fixed rate of 4.46% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, October 2018	USD	9,000,000	1,507,590
Receive a fixed rate of 4.49% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Bank of America, N.A. Expires, October 2018	USD	6,700,000	1,124,071
Pay a fixed rate of 4.20% and receive a floating rate based on 3-month USD LIBOR
Counterparty, UBS AG Expires, November 2018	USD	15,400,000	(2,046,831)
Pay a fixed rate of 4.65% and receive a floating rate based on 3-month USD LIBOR
Counterparty, UBS AG Expires, November 2018	USD	2,500,000	(465,308)
Receive a fixed rate of 2.94% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, December 2018	USD	6,100,000	198,786

DECEMBER 31, 2008	49

Schedule of Investments (concluded)	Managed Income Portfolio

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 2.94% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, December 2018	USD	12,600,000	$403,237
Receive a fixed rate of 2.98% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, December 2018	USD	5,700,000	202,860
Pay a fixed rate of 2.77% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, December 2018	USD	5,200,000	(94,217)
Receive a fixed rate of 2.21% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Goldman Sachs Bank USA Expires, December 2018	USD	7,900,000	(248,727)
Receive a fixed rate of 2.30% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, December 2018	USD	6,900,000	(165,376)
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Counterparty, JPMorgan Chase Bank, National Association Expires, August 2022	USD	5,065,000	1,630,940
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Goldman Sachs Bank USA Expires, April 2027	USD	2,750,000	1,036,192

Total			$3,589,027

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments**
	Assets	Liabilities	Assets	Liabilities
Level 1	$370,384	$—	$1,664,918	$(1,240,837)
Level 2	777,638,130	(56,617,783)	17,737,413	(106,394,241)
Level 3	9,356,876	—	—	—

Total	$787,365,390	$(56,617,783)	$19,402,331	$(107,635,078)

**	Other financial instruments are foreign currency exchange, options written, reverse repurchase agreements, swaps, and futures contracts.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Assets
Balance, as of October 1, 2008	$4,268
Accrued discounts/premiums	2
Realized gain (loss)	28
Change in unrealized appreciation (depreciation)	(30)
Net purchases (sales)	(1,965)
Net transfers in/out of Level 3	9,354,573

Balance, as of December 31, 2008	$9,356,876

50	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Capital Trusts
Diversified Financial Services — 0.2%
ZFS Finance (USA) Trust I, Unsecured Notes,
6.15%, 12/15/65(a)(b)	$1,810	$1,014,100
ZFS Finance (USA) Trust IV, Unsecured Notes,
5.88%, 5/09/32(a)(b)	3,345	1,168,676

Total Capital Trusts — 0.2%		2,182,776

U.S. Government & Agency Obligations
Federal Home Loan Bank,
5.00%, 3/14/14	1,495	1,676,297
5.38%, 6/13/14	3,405	3,894,483
5.25%, 9/12/14	3,405	3,885,864
Federal National Mortgage Assoc., Subordinated Notes,
6.25%, 2/01/11	2,914	3,087,800
Federal National Mortgage Assoc., Unsecured Notes,
2.88%, 10/12/10-12/11/13	28,990	29,790,408
U.S. Treasury Notes,
2.38%, 8/31/10	100,000	103,035,200
1.75%, 11/15/11	35,400	36,207,474
3.88%, 5/15/18	5,225	5,958,130
4.00%, 8/15/18	1,695	1,957,328

Total U.S. Government & Agency Obligations — 19.3%		189,492,984

U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 15.7%
Federal Home Loan Mortgage Corp. 1 Year CMT,
7.67%, 5/01/15(b)	144	144,395
4.91%, 1/01/16(b)	41	42,065
4.69%, 1/01/19(b)	284	279,077
5.63%, 9/01/19(b)	270	264,653
5.13%, 6/01/20(b)	1,520	1,518,379
5.24%, 10/01/23(b)	252	251,294
4.85%, 8/01/31(b)	180	178,895
5.04%, 12/01/35(b)	13,962	14,181,068
5.87%, 5/01/37(b)	6,543	6,653,716
Federal Home Loan Mortgage Corp. 1 Year Treasury,
4.12%, 7/01/34(b)	804	780,395
Federal Home Loan Mortgage Corp. 12 Month LIBOR,
4.45%, 7/01/34(b)	388	390,881
5.80%, 11/01/36(b)	4,593	4,696,816
Federal Home Loan Mortgage Corp. 30 Year TBA,
6.00%, 1/01/39	1,500	1,545,469
Federal Home Loan Mortgage Corp. 6 Month Treasury,
4.52%, 3/01/20(b)	266	263,082
Federal Home Loan Mortgage Corp. Gold,
7.00%, 11/01/15-12/01/16	693	725,948
6.50%, 6/01/16-1/01/19(c)	3,516	3,653,777
Federal Home Loan Mortgage Corp. Gold 7 Year Balloon,
4.50%, 4/01/10	2,437	2,438,341
Federal Home Loan Mortgage Corp. Hybrid ARM,
5.16%, 8/01/32(b)(d)	423	424,722
Federal Home Loan Mortgage Corp. Strip Notes, Series 19, Class F,
4.10%, 6/01/28(b)	961	437,278
Federal Home Loan Mortgage Corp., Series 1165, Class LD,
7.00%, 11/15/21	985	1,061,211
Federal Home Loan Mortgage Corp., Series 231 (IO),
5.50%, 8/01/35(b)	8,079	857,340
Federal Home Loan Mortgage Corp., Series 232 (IO),
5.00%, 8/01/35(b)	8,756	997,174
Federal Home Loan Mortgage Corp., Series 3313, Class AB,
5.75%, 7/15/35	4,153	4,206,386
Federal Home Loan Mortgage Corp., Series 3348, Class QA,
6.00%, 6/15/28	9,571	9,792,766
Federal Home Loan Mortgage Corp., Series 3439, Class SB (IO),
5.61%, 4/15/38(b)	9,329	786,351
Federal National Mortgage Assoc.,
7.00%, 3/01/15-7/01/32	2,932	3,073,845
7.50%, 4/01/15-9/01/35(d)	6,658	7,033,115
6.00%, 2/01/17	91	95,082
5.00%, 4/01/21	61	62,580
5.50%, 10/01/21	13,731	14,177,288
Federal National Mortgage Assoc. 1 Year CMT,
4.94%, 12/01/18(b)	532	528,151
4.41%, 12/01/21(b)	83	80,066
6.00%, 12/01/21(b)	268	270,773
5.18%, 1/01/33(b)	1,579	1,572,789
Federal National Mortgage Assoc. 1 Year Treasury,
5.56%, 12/01/30(b)	262	260,498
5.50%, 8/01/32(b)	687	685,975
5.22%, 9/01/32(b)	475	469,203
Federal National Mortgage Assoc. 10 Year,
6.00%, 3/01/12	265	273,522
Federal National Mortgage Assoc. 12 Month LIBOR,
5.09%, 11/01/35(b)	2,286	2,306,254
5.17%, 11/01/35(b)	1,330	1,343,889
Federal National Mortgage Assoc. 15 Year TBA,
5.50%, 1/01/24	12,800	13,180,000
Federal National Mortgage Assoc. 30 Year TBA,
5.00%, 1/01/39	9,600	9,810,000
5.50%, 1/01/39	23,300	23,897,063
6.50%, 1/01/39	500	519,063
Federal National Mortgage Assoc. 6 Month LIBOR,
6.78%, 12/01/31(b)	562	578,453
4.48%, 7/01/33(b)	717	708,993
Federal National Mortgage Assoc. 7 Year Balloon,
5.50%, 2/01/09	68	67,550
6.00%, 2/01/09	124	124,772
Federal National Mortgage Assoc. Grantor Trust, Series 02-T6, Class A1,
3.31%, 2/25/32	1,332	1,340,198
Federal National Mortgage Assoc., Series 97-20, Class FB,
3.61%, 3/25/27(b)	1,353	1,306,743
Federal National Mortgage Assoc., Series 03-17, Class QR,
4.50%, 11/25/25	298	297,600
Federal National Mortgage Assoc., Series 06-53, Class WA,
6.00%, 5/25/28	5,005	5,105,409

DECEMBER 31, 2008	51

Schedule of Investments (continued)	Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
Federal National Mortgage Assoc., Series 07-22, Class SD (IO),
5.93%, 3/25/37(b)	$30,045	$2,256,668
Federal National Mortgage Assoc., Series 07-32, Class SG (IO),
5.63%, 4/25/37(b)	50,267	3,449,428
Federal National Mortgage Assoc., Series 07-60, Class AX (IO),
6.68%, 7/25/37(b)	15,731	1,299,993
Federal National Mortgage Assoc., Series 354, Class 2 (IO),
5.50%, 12/01/34(b)	6,876	792,060
Federal National Mortgage Assoc., Series 377, Class 2 (IO),
5.00%, 10/01/36(b)	5,355	579,707
Government National Mortgage Assoc. I,
6.50%, 6/15/09	0	211
6.00%, 2/15/11	20	19,691

Total U.S. Government Agency Mortgage-Backed Securities — 15.7%		154,138,111

Non-U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 16.3%
American Home Mortgage Asset Trust, Series 05-1, Class 3A11,
0.74%, 11/25/35(b)	3,985	2,391,216
American Home Mortgage Investment Trust, Series 06-3, Class 11A1,
0.65%, 12/25/46(b)	14,037	5,585,115
Banc of America Funding Corp., Series 06-7, Class 1A1,
0.92%, 9/25/36(b)	9,243	3,914,783
Banc of America Mortgage Securities, Inc., Series 03-J, Class 2A1,
5.29%, 11/25/33(b)	2,275	1,860,026
Banc of America Mortgage Securities, Inc., Series 05-D, Class 2A7,
4.79%, 5/25/35(b)	8,311	3,570,947
Banc of America Mortgage Securities, Inc., Series 06-B, Class 3A1,
6.15%, 10/20/46(b)	9,562	5,428,856
Bear Stearns Mortgage Trust, Series 04-12, Class 1A1,
0.82%, 1/25/35(b)	2,673	1,359,080
Bear Stearns Mortgage Trust, Series 04-13, Class A1,
0.84%, 11/25/34(b)	3,582	1,969,915
Bear Stearns Mortgage Trust, Series 04-7, Class 4A,
4.98%, 10/25/34(b)	2,989	1,722,932
Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 1A5A,
5.81%, 7/25/36(b)	12,672	6,918,872
Countrywide Alternative Loan Trust, Series 05-20CB, Class 2A3,
5.50%, 7/25/35	7,520	6,054,916
Countrywide Home Loan Mortgage Pass Through Trust, Series 03-37, Class 2A1,
5.11%, 9/25/33(b)	5,736	3,851,430
Countrywide Home Loan Mortgage Pass Through Trust, Series 04-29, Class 1A1,
0.74%, 2/25/35(b)	1,392	699,682
Credit Suisse First Boston Mortgage Securities Corp., Series 03-AR2, Class 3A1,
5.21%, 2/25/33(b)	9,632	7,528,100
Deutsche ALT-A Securities, Inc., Series 06-AF1, Class A1,
0.55%, 4/25/36(b)	444	431,756
Deutsche ALT-A Securities, Inc., Series 06-OA1, Class A1,
0.67%, 2/25/47(b)	12,839	5,211,120
First Horizon Asset Securities, Inc., Series 04-AR2, Class 2A1,
4.60%, 5/25/34(b)	1,474	1,028,555
First Horizon Mortgage Pass-Through Trust, Series 04-AR7, Class 1A1,
5.47%, 2/25/35(b)	884	647,491
Goldman Sachs Mortgage Securities Corp. II, Series 00-1, Class A,
0.86%, 3/20/23(a)(b)	382	287,235
Goldman Sachs Residential Mortgage Loan Trust, Series 04-9, Class 3A1,
4.35%, 8/25/34(b)	5,618	3,847,176
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR1, Class 1A1,
5.18%, 1/25/35(b)	2,814	1,703,984
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR6, Class 1A1,
4.59%, 9/25/35(b)	8,408	6,455,717
JPMorgan Mortgage Trust, Series 07-A1, Class 2A1,
4.74%, 7/25/35(b)	10,795	8,628,800
JPMorgan Mortgage Trust, Series 07-A1, Class 4A1,
4.07%, 7/25/35(b)	10,292	7,485,433
Luminent Mortgage Trust, Series 06-7, Class 1A1,
0.65%, 12/25/36(b)	5,064	2,041,637
Merrill Lynch Mortgage Investors, Inc., Series 99-A, Class A,
1.58%, 3/15/25(b)(e)	576	408,661
Merrill Lynch Mortgage Investors, Inc., Series 04-A4, Class A2,
4.23%, 8/25/34(b)(e)	7,681	6,002,957
Merrill Lynch Mortgage Investors, Inc., Series 05-A5, Class A3,
4.44%, 6/25/35(b)(e)	9,400	4,693,522
Mortgage IT Trust, Series 04-1, Class A1,
0.86%, 11/25/34(b)	6,263	3,376,992
Opteum Mortgage Acceptance Corp., Series 06-1, Class 1A1A,
0.56%, 4/25/36(b)	1,677	1,611,048
Permanent Financing Plc, Series 5, Class 3A,
2.35%, 6/10/09(b)(f)	13,675	13,104,985
Residential Asset Securitization Trust, Series 05-A5, Class A12,
0.77%, 5/25/35(b)	4,973	3,683,207
Structured Adjustable Rate Mortgage Loan Trust, Series 04-13, Class A2,
0.77%, 9/25/34(b)	1,485	790,288
Structured Adjustable Rate Mortgage Loan Trust, Series 04-3AC, Class A2,
4.98%, 3/25/34(b)	6,863	4,261,356
Washington Mutual Mortgage Pass-Through Certificates, Series 05-AR12, Class 1A6,
4.83%, 10/25/35(b)	11,500	5,174,294

52	DECEMBER 31, 2008

Schedule of Investments (continued)	Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 4A1,
5.35%, 3/25/37(b)	$5,597	$3,202,258
Washington Mutual Mortgage Securities Corp., Series 02-AR1, Class 1A1,
5.52%, 11/25/30(b)	366	257,098
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR10, Class 2A1,
5.63%, 7/25/36(b)	14,298	7,644,332
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR8, Class 2A1,
5.24%, 4/25/36(b)	11,502	5,837,448
Wells Fargo Mortgage Backed Securities Trust, Series 07-8, Class 2A7,
6.00%, 7/25/37	11,859	9,352,424

		160,025,644

Commercial Mortgage-Backed Securities — 13.9%
Capco America Securitization Corp., Series 98-D7, Class PS1 (IO),
1.71%, 5/15/09(a)(b)	4,044	2,274
Chase Manhattan Bank-First Union National Bank, Series 99-1, Class A2,
7.44%, 8/15/31(b)	7,036	7,018,883
Citigroup Commercial Mortgage Trust, Series 07-C6, Class A4,
5.70%, 6/10/17(b)	11,737	8,847,129
Commercial Capital Access One, Inc., Series 3A, Class A2,
6.62%, 11/15/28(a)(b)	3,453	3,422,166
Commercial Mortgage Pass Through Certificates, Series 03-LB1A, Class A1,
3.25%, 6/10/38	4,736	4,306,508
Commercial Mortgage Pass-Through Certificates, Series 00-C1, Class A2,
7.42%, 8/15/33(b)	7,130	7,130,816
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CK1, Class A3,
6.38%, 12/18/10	4,099	4,017,510
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CK6, Class A3,
6.39%, 8/15/36	8,380	8,106,596
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33	7,661	7,629,969
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/01/22(e)	5	4,635
Federal National Mortgage Assoc., Series 06-M2, Class A1A,
4.86%, 8/25/16(b)	6,027	6,282,434
First Union National Bank Commercial Mortgage Trust, Series 99-C2, Class A2,
6.65%, 4/15/09	1,900	1,892,329
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36(b)	5,858	5,837,665
Goldman Sachs Mortgage Securities Corp. II, Series 03-C1, Class X2 (IO),
0.83%, 1/10/40(a)(b)	148,142	1,267,774
JPMorgan Chase Commercial Mortgage Securities Corp., Series 04-FL1A, Class A2,
1.22%, 4/16/19(a)(b)	86	83,966
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C1, Class A2,
6.78%, 4/15/09	9,306	9,271,224
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C3, Class A2,
7.95%, 5/15/25(b)	12,069	12,121,172
Lehman Brothers-UBS Commercial Mortgage Trust, Series 02-C1, Class A3,
6.23%, 3/15/26	3,399	3,372,696
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C3, Class XCP (IO),
1.03%, 2/15/37(a)(b)	23,343	303,168
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C5, Class XCP (IO),
0.66%, 4/15/37(a)(b)	88,523	690,956
Mortgage Capital Funding, Inc., Series 98-MC1, Class X (IO),
1.21%, 3/18/30(b)	328	26
PNC Mortgage Acceptance Corp., Series 00-C2, Class A2,
7.30%, 9/12/10(b)	18,932	18,840,933
TIAA Commercial Mortgage Trust, Series 07-C4, Class A1,
5.68%, 8/15/39(b)	9,087	8,561,871
TIAA Retail Commercial Trust, Series 01-C1A, Class A4,
6.68%, 6/19/31(a)(b)	5,713	5,672,555
Wachovia Bank Commercial Mortgage Trust, Series 03-C3, Class A1,
4.04%, 2/15/34	5,188	4,933,197
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A4,
5.74%, 5/15/43(b)	6,025	4,796,955
Washington Mutual Commercial Mortgage Securities Trust, Series 05-C1A, Class X (IO),
1.94%, 5/25/36(a)(b)	46,535	1,329,450

		135,744,857

Total Non-U.S. Government Agency Mortgage-Backed Securities — 30.2%		295,770,501

Asset Backed Securities
American Express Issuance Trust, Series 08-2, Class A,
4.02%, 2/15/10	9,600	9,163,706
Amresco Independence Funding, Inc., Series 99-1, Class A,
6.50%, 6/15/20(a)(b)	2,166	1,341,384
Asset Backed Securities Corp. Home Equity Trust, Series 06-HE7, Class A2,
0.52%, 11/25/36(b)	3,806	3,693,941
Business Loan Express, Inc., Series 98-1, Class A,
4.00%, 1/15/25(a)(b)	588	433,676
Capital Auto Receivables Asset Trust, Series 07-4, Class A3A,
5.00%, 7/15/10	12,780	12,231,665
Chase Issuance Trust, Series 08-A9, Class A9,
4.26%, 5/15/13	11,920	11,147,262
Citigroup Mortgage Loan Trust, Inc., Series 07-AH3, Class A3A,
0.53%, 5/25/37(b)	12,082	9,350,211

DECEMBER 31, 2008	53

Schedule of Investments (continued)	Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities
Citigroup Mortgage Loan Trust, Inc., Series 07-AMC3, Class A2,
0.58%, 3/25/37(b)	$7,074	$6,104,640
Conseco Financial Corp., Series 93-4, Class A5,
7.05%, 1/15/19	798	690,408
Conseco Financial Corp., Series 95-5, Class M1,
7.65%, 9/15/26(b)	450	402,439
Conseco Financial Corp., Series 96-8, Class A6,
7.60%, 10/15/27(b)	1,912	1,672,585
Conseco Financial Corp., Series 99-1, Class A5,
6.11%, 9/01/23	1,787	1,716,677
Countrywide Asset-Backed Certificates, Series 07-12, Class 2A1,
0.82%, 5/25/29(b)	5,494	4,954,664
DaimlerChrysler Auto Trust, Series 06-B, Class A3,
5.33%, 8/08/10	2,512	2,493,836
Ford Credit Auto Owner Trust, Series 05-C, Class A4,
4.36%, 6/15/10	8,878	8,781,841
Ford Credit Auto Owner Trust, Series 06-A, Class A4,
5.07%, 12/15/10	12,375	12,151,166
Ford Credit Auto Owner Trust, Series 06-B, Class A3,
5.26%, 10/15/10	6,467	6,412,475
Ford Credit Auto Owner Trust, Series 06-C, Class A4B,
1.24%, 2/15/12(b)	11,000	9,832,238
Ford Credit Auto Owner Trust, Series 08-A, Class A3A,
3.96%, 4/15/12	13,965	13,036,273
Ford Credit Auto Owner Trust, Series 08-B, Class A2,
2.40%, 12/15/10(b)	533	520,174
GSAA Home Equity Trust, Series 04-11, Class 2A2,
0.79%, 12/25/34(b)	3,107	1,598,805
Heller Financial Commercial Mortgage Asset Corp., Series 98-1, Class A,
2.62%, 7/15/24(a)(b)	1,452	696,992
Home Equity Asset Trust, Series 07-1, Class 2A1,
0.53%, 5/25/37(b)	4,795	3,996,540
Home Equity Asset Trust, Series 07-2, Class 2A1,
0.58%, 7/25/37(b)	1,810	1,508,332
IFC Small Business Administration Loan-Backed Certificates, Series 97-1, Class A,
3.00%, 1/15/24(a)(b)	395	359,823
JPMorgan Mortgage Acquisition Corp., Series 07-CH5, Class A2,
0.52%, 11/25/29(b)	9,915	8,372,869
Morgan Stanley ABS Capital I, Inc., Series 07-HE2, Class A2A,
0.51%, 1/25/37(b)	4,021	3,726,677
Morgan Stanley ABS Capital I, Inc., Series 07-HE6, Class A1,
0.53%, 5/25/37(b)	7,004	6,212,898
PECO Energy Transaction Trust, Series 00-A, Class A4,
7.65%, 9/01/09	7,000	7,158,004
Permanent Master Issuer Plc (United Kingdom), Series 07-1, Class 2A1,
4.80%, 1/15/16(b)(f)	8,540	7,881,395
PMC Capital LP, Series 98-1, Class A,
3.00%, 4/01/21(a)(b)	1,879	1,315,389
Soundview Home Equity Loan Trust, Series 07-OPT3, Class 2A1,
0.53%, 8/25/37(b)	5,126	4,492,950
Structured Asset Receivables Trust, Series 03-1,
4.92%, 1/21/10(a)(b)	5,365	3,809,492
Student Loan Marketing Assoc. Student Loan Trust, Series 05-8, Class A2,
3.63%, 7/25/22(b)	9,550	8,977,000
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
4.64%, 10/25/16(b)	15,855	15,075,980
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
4.84%, 1/25/18(b)	15,850	14,371,750
SWB Loan-Backed Certificates, Series 97-1, Class A,
2.85%, 8/15/22(a)(b)	260	159,929
SWB Loan-Backed Certificates, Series 98-1, Class AV,
2.75%, 9/15/24(a)(b)	1,965	1,119,991
Wells Fargo Home Equity Trust, Series 07-2, Class A1,
0.56%, 4/25/37(b)	6,035	5,301,343

Total Asset Backed Securities — 21.7%		212,267,420

Corporate Bonds
Banks — 1.4%
Fifth Third Bank, Senior Bank Notes,
4.20%, 2/23/10	6,750	6,495,505
National City Bank, Senior Bank Notes,
4.15%, 8/01/09	7,430	7,317,079

		13,812,584

Beverages — 0.2%
Bottling Group LLC, Senior Unsecured Notes,
6.95%, 3/15/14	1,845	2,003,310

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc., Unsecured Notes,
0.00%, 5/25/10(b)(g)	2,560	230,400

Commercial Banks — 0.3%
Wells Fargo & Co., Unsecured Notes,
5.25%, 10/23/12	3,000	3,055,605

Consumer Finance — 0.4%
SLM Corp., Unsecured Notes,
4.00%, 1/15/09	3,666	3,649,257

Diversified Financial Services — 2.0%
Bank of America Corp., Senior Unsecured Notes,
5.38%, 8/15/11	10,000	10,182,510
JPMorgan Chase & Co., Unsecured Notes,
4.60%, 1/17/11	10,000	9,823,140

		20,005,650

Diversified Telecommunication Services — 0.8%
New Cingular Wireless Services, Inc., Senior Unsecured Notes,
7.88%, 3/01/11	5,000	5,176,215
Telefonica Europe BV (Netherlands), Senior Unsecured Notes,
7.75%, 9/15/10(f)	2,325	2,360,717

		7,536,932

54	DECEMBER 31, 2008

Schedule of Investments (continued)	Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Electric Utilities — 0.4%
Florida Power Corp., First Mortgage Bonds,
6.65%, 7/15/11	$2,275	$2,387,881
FPL Group Capital, Inc., Debentures,
5.63%, 9/01/11	1,888	1,914,640

		4,302,521

Food Products — 0.2%
Kraft Foods, Inc., Senior Unsecured Notes,
5.63%, 8/11/10	1,795	1,803,013

Media — 1.1%
Comcast Corp., Unsecured Notes,
5.12%, 7/14/09(b)	5,844	5,764,171
Time Warner Cable, Inc., Unsecured Notes,
5.40%, 7/02/12	5,000	4,668,735

		10,432,906

Oil, Gas & Consumable Fuels — 1.3%
Anadarko Petroleum Corp., Senior Unsecured Notes,
2.40%, 9/15/09(b)(c)	1,335	1,277,359
Conoco Funding Co. (Canada), Senior Unsecured Notes,
6.35%, 10/15/11(f)	4,000	4,208,136
ConocoPhillips Australia Funding Co., Unsecured Notes,
4.42%, 4/09/09(b)	3,040	3,036,537
XTO Energy, Inc., Senior Unsecured Notes,
5.00%, 8/01/10	3,810	3,753,608

		12,275,640

Thrifts & Mortgage Finance — 0.5%
Sovereign Bancorp, Inc., Senior Unsecured Notes,
1.73%, 3/23/10(b)	5,395	4,790,404

Wireless Telecommunication Services — 0.4%
Vodafone Group Plc (United Kingdom), Unsecured Notes,
2.46%, 2/27/12(b)(f)	4,535	3,806,910

Total Corporate Bonds — 9.0%		87,705,132

Municipal Bonds
Missouri — 0.9%
City of St. Louis Airport Development Programs RB Series 2001A (MBIA) (OID),
5.25%, 7/01/11	1,800	1,958,058
Missouri State Health & Educational Facilities Authority St. Anthony’s Medical Center RB Series 2000 (OID),
6.25%, 12/01/10	6,500	7,123,285

		9,081,343

New Jersey — 0.6%
State of New Jersey Public Improvements GO Series 2000,
5.75%, 5/01/10	5,325	5,642,583

New York — 0.5%
New York City Transitional Finance Authority Public Improvements RB Series 2000B (OID),
6.00%, 5/15/10	4,680	5,036,475

Wisconsin — 0.4%
State of Wisconsin Public Improvements GO Series 2000C (OID),
5.25%, 5/01/10	3,780	3,980,756

Total Municipal Bonds — 2.4%		23,741,157

Total Long-Term Investments (Cost — $1,084,314,298) — 98.5%		965,298,081

	Par/Shares (000)
Short-Term Securities
Credit Suisse First Boston Mortgage Securities Corp.,
2.01%, 3/09/09(h)	20,000	19,926,667
Federal National Mortgage Assoc., Discount Notes,
0.80%, 3/27/09(h)	32,650	32,589,053
TCW Money Market Fund, 1.38%(i)	3,917	3,916,833

Total Short-Term Securities (Cost — $56,432,553) — 5.8%		56,432,553

Total Investments Before TBA Sale Commitments (Cost — $1,140,746,851*) — 104.3%		1,021,730,634

	Par (000)
TBA Sale Commitments
Federal Home Loan Mortgage Corp. 30 Year TBA,
6.00%, 1/01/38	(1,500)	(1,545,469)
Federal National Mortgage Assoc. 30 Year TBA,
6.50%, 1/01/39	(500)	(519,062)
7.00%, 1/01/39	(962)	(1,001,778)

Total TBA Sale Commitments (Proceeds — $3,056,862) — (0.3)%		(3,066,309)

Total Investments Net of TBA Sale Commitments — 104.0%		1,018,664,325
Liabilities in Excess of Other Assets — (4.0)%		(39,149,106)

Net Assets — 100.0%		$979,515,219

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,140,795,118

Gross unrealized appreciation	$4,524,097
Gross unrealized depreciation	(123,588,581)

Net unrealized depreciation	$(119,064,484)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(d)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(e)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

DECEMBER 31, 2008	55

Schedule of Investments (continued)	Low Duration Bond Portfolio

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Income
Federal Housing Authority, Merrill Lynch Project, Pool 42	—	$61	—	$83
Merrill Lynch Mortgage Investors, Inc., Series 99-A, Class A	—	$18,249	—	$4,814
Merrill Lynch Mortgage Investors, Inc., Series 04-A4, Class A2	—	$382,709	—	$93,559
Merrill Lynch Mortgage Investors, Inc., Series 05-A5, Class A3	—	—	—	$107,764

(f)	U.S. dollar denominated security issued by foreign domiciled entity.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	The rate shown is the effective yield on the discount notes at the time of purchase.

(i)	Represents current yield as of report date.

•	Foreign currency exchange contracts purchased as of December 31, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,607,833	EUR	1,266,000	1/21/09	$(150,258)
USD	1,005,494	GBP	675,000	1/21/09	35,605

Total					$(114,653)

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation
928	U.S. Treasury Notes (2 Year)	March 2009	$202,362,000	$1,233,859
169	Australia Ten Year Bond	March 2009	$97,542,908	350,951
94	Euro-Bobl	March 2009	$15,184,515	102,519
17	Euro-Bund	March 2009	$2,950,069	42,972
195	Euro-Schatz	March 2009	$29,130,734	106,006
68	Gilt British	March 2009	$12,071,317	760,816
430	Euro Dollar Futures	September 2009	$106,150,875	2,145,579
12	Euro Dollar Futures	June 2010	$2,947,800	88,236
6	Euro Dollar Futures	September 2010	$1,471,125	42,918
5	Euro Dollar Futures	December 2010	$1,223,500	34,578
15	Euro Dollar Futures	June 2011	$3,660,937	96,046

Total				$5,004,480

•	Financial futures contracts sold as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation
4	U.S. Treasury Notes (10 Year)	March 2009	$503,000	$(11,866)
74	Euro Dollar Futures	March 2009	$18,303,900	(449,020)
40	Euro Dollar Futures	June 2009	$9,887,000	(225,231)
52	Euro Dollar Futures	December 2009	$12,816,050	(353,390)
56	Euro Dollar Futures	March 2010	$13,785,800	(395,572)
1	Euro Dollar Futures	March 2011	$244,400	(5,747)

Total				$(1,440,826)

•	Interest rate swaps outstanding as of December 31, 2008 were as follows:

		Notional Amount	Unrealized Depreciation
Pay a fixed rate of 3.38% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, August 2010	USD	8,800,000	$(362,306)

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

56	DECEMBER 31, 2008

Schedule of Investments (concluded)	Low Duration Bond Portfolio

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments **
	Assets	Liabilities	Assets	Liabilities
Level 1	$3,916,833	$—	$5,004,480	$(1,440,826)
Level 2	1,017,813,801	(3,066,309)	35,605	(512,564)
Level 3	—	—	—	—

Total	$1,021,730,634	$(3,066,309)	$5,040,085	$(1,953,390)

**	Other financial instruments are foreign currency exchange, futures and swap contracts.

DECEMBER 31, 2008	57

Schedule of Investments December 31, 2008 (Unaudited)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Shares		Value
Preferred Stocks
Diversified Telecommunication Services — 0.0%
Centaur Funding Corp. (Cayman Islands),
9.08%(a)(b)		205	$131,649

	Par
	(000)
Capital Trusts
United Kingdom — 0.1%
Royal Bank of Scotland Group Plc, Capital Securities,
6.99%, 10/05/49(a)(b)(c)(d)	USD	4,725	2,209,108

United States — 3.0%
NB Capital Trust IV, Capital Securities,
8.25%, 4/15/27		125	103,406
UBS Preferred Funding Trust I, Inc., Capital Securities,
8.62%(c)(d)		1,390	839,763
Wachovia Capital Trust III, Capital Securities,
5.80%, 3/15/42(c)		1,680	991,200
Wachovia Corp., Capital Securities,
7.98%(c)(d)		21,770	18,556,748
Bank of America Corp., Depositary Shares,
8.00%, 12/31/49(c)(d)		4,470	3,215,217
Bank of America Corp., Subordinated Depositary Shares,
8.13%(c)(d)		4,005	2,995,740
Citigroup Capital XXI, Trust Preferred Securities,
8.30%, 12/21/57(c)		3,855	2,973,119
General Electric Capital Corp., Subordinated Debentures,
6.38%, 11/15/67(c)		8,050	5,059,980
Goldman Sachs Capital Trust II, Unsecured Notes,
5.79%(c)(d)		1,925	740,014
JPMorgan Chase & Co., Depositary Shares,
7.90%(c)(d)		10,550	8,775,806
JPMorgan Chase Capital XXV, Capital Securities,
6.80%, 10/01/37		2,480	2,285,035
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities,
5.86%(c)(d)(e)		1,270	127
ZFS Finance (USA) Trust V, Capital Securities,
6.50%, 5/09/37(b)(c)		4,380	1,795,800
Allstate Corp., Junior Subordinated Debentures,
6.13%, 5/15/37(c)		2,755	1,600,112
American International Group, Inc., Junior Subordinated Debentures,
8.18%, 5/15/58(b)(c)		11,720	4,559,373
CHUBB Corp., Capital Securities,
6.38%, 3/29/67(c)		6,675	4,139,782
Lincoln National Corp., Capital Securities,
6.05%, 4/20/49(c)(f)		3,075	1,230,000
MetLife, Inc., Junior Subordinated Debentures,
6.40%, 12/15/36		6,525	3,915,000
The Progressive Corp., Junior Subordinated Notes,
6.70%, 6/15/37(c)		5,535	2,720,912
Travelers Cos., Inc., Debentures,
6.25%, 3/15/37(c)		7,750	5,076,537

			71,573,671

Total Capital Trusts — 3.1%			73,782,779

U.S. Government & Agency Obligations
Federal Home Loan Bank, Bonds,
5.38%, 5/15/19 (g)		31,715	35,685,718
Federal National Mortgage Assoc., Subordinated Notes,
5.25%, 8/01/12 (g)		14,600	15,388,692
Federal National Mortgage Assoc., Unsecured Notes,
2.88%, 10/12/10-12/11/13 (g)		53,755	55,269,189
Overseas Private Investment Corp.,
4.09%, 5/29/12		372	398,253
4.30%, 5/29/12 (c)		932	1,036,449
4.64%, 5/29/12		787	885,011
4.68%, 5/29/12		445	482,237
4.87%, 5/29/12		3,379	3,836,779
Resolution Funding Corp., Strip Bonds,
3.52%, 7/15/18 (h)		2,850	2,043,402
3.56%, 10/15/18 (h)		2,850	2,017,638
U.S. Treasury Bonds,
4.38%, 2/15/38 (i)		2,260	3,026,987
4.50%, 5/15/38 (i)		3,200	4,367,501
U.S. Treasury Inflation Protected Bonds,
2.38%, 1/15/25 (i)		10,400	11,743,699
2.00%, 1/15/26 (i)		6,625	6,809,379
1.75%, 1/15/28 (i)		8,135	7,769,865
U.S. Treasury Inflation Protected Notes,
2.50%, 7/15/16		75	79,795

Total U.S. Government & Agency Obligations — 6.3%			150,840,594

U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 65.0%
Federal Home Loan Mortgage Corp. 1 Year CMT,
4.98%, 10/01/35(c)		11,106	11,076,836
Federal Home Loan Mortgage Corp. 12 Month LIBOR,
5.74%, 4/01/37(c)		16,114	16,440,822
5.30%, 8/01/38(c)		15,513	15,787,667
Federal Home Loan Mortgage Corp. 15 Year TBA,
5.00%, 1/01/24		24,300	24,945,469
Federal Home Loan Mortgage Corp. 30 Year TBA,
4.50%, 1/01/39		1,300	1,317,063
5.00%, 1/01/39		65,800	67,116,000
5.50%, 1/01/39		69,300	70,967,531
6.00%, 1/01/39		11,100	11,436,469
Federal Home Loan Mortgage Corp. Gold,
5.50%, 3/01/11-9/01/38		52,388	53,759,607
6.00%, 10/01/11-9/01/38(g)		61,930	63,908,856
6.50%, 6/01/13-10/01/34		1,221	1,274,503
8.00%, 11/01/15-10/01/25		10	10,811
7.00%, 3/01/25-5/01/31		205	214,974
7.50%, 7/01/26-3/01/32		147	156,106
5.00%, 8/01/33-6/01/36		832	851,181
4.50%, 10/01/34-9/01/35(g)		14,239	14,469,431
Federal Home Loan Mortgage Corp. Gold 7 Year Balloon,
4.00%, 7/01/10(f)		4,521	4,520,916
Federal Home Loan Mortgage Corp., Series 1591, Class PK,
6.35%, 10/15/23		4,578	4,781,270

58	DECEMBER 31, 2008

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (continued)
Federal Home Loan Mortgage Corp., Series 231 (IO),
5.50%, 8/01/35(c)	USD	10,336	$1,096,768
Federal Home Loan Mortgage Corp., Series 2594, Class TV,
5.50%, 3/15/14		4,697	4,907,456
Federal Home Loan Mortgage Corp., Series 2684, Class SP (IO),
6.31%, 1/15/33(c)		3,250	563,168
Federal Home Loan Mortgage Corp., Series 2864, Class NA,
5.50%, 1/15/31		10,452	10,768,287
Federal Home Loan Mortgage Corp., Series 2996, Class MK,
5.50%, 6/15/35		121	125,780
Federal Home Loan Mortgage Corp., Series 3208, Class PS (IO),
5.91%, 8/15/36(c)		17,001	2,098,070
Federal Home Loan Mortgage Corp., Series 3215, Class EP,
5.38%, 9/15/11		10,562	10,804,951
Federal Home Loan Mortgage Corp., Series 3316, Class SB (IO),
6.01%, 8/15/35(c)		3,145	399,996
Federal National Mortgage Assoc.,
7.00%, 4/01/09-8/01/36		3,349	3,516,876
5.50%, 6/01/11-7/01/38(g)		179,860	185,054,552
6.00%, 9/01/11-4/01/35		27,902	28,849,807
5.00%, 1/01/23-2/01/38(g)		150,440	153,814,449
6.50%, 11/01/24-11/01/38		55,178	57,380,721
4.50%, 7/01/35-7/01/37		3,857	3,915,506
8.00%, 11/15/38		6,724	7,121,250
Federal National Mortgage Assoc. 1 Year Treasury,
6.22%, 1/01/31(c)		2,046	2,051,183
Federal National Mortgage Assoc. 10 Year,
5.50%, 8/01/12-12/01/14		212	219,709
4.00%, 6/01/14		11	11,658
6.00%, 9/01/16		1,126	1,188,484
Federal National Mortgage Assoc. 12 Month LIBOR,
5.17%, 8/01/38(c)		17,178	17,427,268
5.20%, 8/01/38(c)		16,484	16,729,600
Federal National Mortgage Assoc. 15 Year TBA,
4.00%, 1/01/24		32,500	32,794,531
Federal National Mortgage Assoc. 30 Year TBA,
4.00%, 1/01/39-2/01/39		61,400	61,366,438
4.50%, 1/01/39-2/01/39		47,400	48,077,156
5.50%, 1/01/39		154,100	158,048,813
6.50%, 1/01/39		28,200	29,275,125
Federal National Mortgage Assoc., Series 96-48, Class Z,
7.00%, 11/25/26		2,404	2,529,126
Federal National Mortgage Assoc., Series 04-28, Class PB,
6.00%, 8/25/28		4,285	4,320,532
Federal National Mortgage Assoc., Series 04-88, Class HA,
6.50%, 7/25/34		7,925	8,202,299
Federal National Mortgage Assoc., Series 07-108, Class AN,
8.90%, 11/25/37(c)		12,735	13,854,451
Federal National Mortgage Assoc., Series 378, Class 4 (IO),
5.00%, 7/01/36(c)		29,395	2,816,862
Government National Mortgage Assoc. I,
6.00%, 6/15/09-11/15/37		9,332	9,651,527
7.00%, 3/15/13-6/15/35		35,772	37,627,211
9.00%, 7/15/18		2	2,444
6.50%, 3/15/24-5/15/35		100,124	105,267,075
7.50%, 11/15/29		2	1,782
5.50%, 3/15/32		29	29,750
Government National Mortgage Assoc. I 30 Year TBA,
5.50%, 1/01/39-2/01/39		39,200	40,309,500
6.00%, 2/01/39		40,200	41,355,750
Government National Mortgage Assoc. II,
6.00%, 11/20/33		1,094	1,129,577
Government National Mortgage Assoc. II 30 Year TBA,
5.00%, 2/01/39		18,000	18,348,750
5.50%, 2/01/39		13,700	14,029,656
6.00%, 2/01/39		21,300	21,872,438
6.50%, 2/01/39		21,700	22,418,812

Total U.S. Government Agency Mortgage-Backed Securities — 65.0%			1,544,410,656

Non-U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 13.8%
Banc of America Alternative Loan Trust, Series 04-6, Class 4A1,
5.00%, 7/25/19		6,682	5,520,842
Bear Stearns Adjustable Rate Mortgage Trust, Series 05-4, Class 3A1,
5.37%, 8/25/35(c)		72,594	48,726,585
Citigroup Mortgage Loan Trust, Inc., Series 07-AR4, Class 2A2A,
5.74%, 3/25/37(c)		41,642	21,457,709
CitiMortgage Alternative Loan Trust, Series 07-A8, Class A1,
6.00%, 10/25/37		23,242	11,141,487
Countrywide Alternative Loan Trust, Series 05-20CB, Class 3A3,
5.50%, 7/25/35		4,728	3,785,892
Countrywide Alternative Loan Trust, Series 05-21CB, Class A17,
6.00%, 6/25/35		19,934	12,546,150
Countrywide Alternative Loan Trust, Series 06-OA10, Class 1A1,
3.22%, 8/25/46(c)		3,256	1,397,195
Countrywide Home Loan Mortgage Pass Through Trust, Series 03-56, Class 4A1,
4.93%, 12/25/33(c)		19,763	14,919,948
Countrywide Home Loan Mortgage Pass Through Trust, Series 06-OA5, Class 2A1,
0.67%, 4/25/46(c)		3,890	1,523,142
Countrywide Home Loan Mortgage Pass Through Trust, Series 06-OA5, Class 3A1,
0.67%, 4/25/46(c)		7,143	2,911,673
Countrywide Home Loan Mortgage Pass Through Trust, Series 07-J3, Class A10,
6.00%, 7/25/37		15,425	7,517,874
Countrywide Home Loans, Series 03-35, Class 1A1,
4.75%, 9/25/18		5,527	5,464,528

DECEMBER 31, 2008	59

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (continued)
Countrywide Home Loans, Series 07-16, Class A1,
6.50%, 10/25/37	USD	14,711	$9,980,460
Credit Suisse Mortgage Capital Certificates, Series 06-8, Class 3A1,
6.00%, 10/25/21		5,197	3,053,405
First Horizon Asset Securities, Inc., Series 05-AR3, Class 3A1,
5.50%, 8/25/35(c)		4,077	3,066,582
Harborview Mortgage Loan Trust, Series 06-9, Class 2A1A,
0.79%, 11/19/36(c)		7,121	3,062,834
Homebanc Mortgage Trust, Series 05-4, Class A1,
0.74%, 10/25/35(c)		8,177	3,761,856
Homebanc Mortgage Trust, Series 06-2, Class A1,
0.65%, 12/25/36(c)		9,211	3,586,223
JPMorgan Mortgage Trust, Series 04-S1, Class 1A7,
5.00%, 8/25/19		11,303	9,904,293
JPMorgan Mortgage Trust, Series 06-S2, Class 2A2,
5.88%, 7/25/36		2,401	1,771,006
JPMorgan Mortgage Trust, Series 07-S1, Class 1A2,
5.50%, 3/25/22		2,006	1,363,488
Master Asset Securitization Trust, Series 04-6, Class 4A1,
5.00%, 7/25/19		6,717	6,557,803
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A,
0.53%, 7/25/36(c)		4,864	4,507,758
Residential Accredit Loans, Inc., Series 06-QO2, Class A1,
0.69%, 2/25/46(c)		5,762	2,331,374
Residential Asset Mortgage Products, Inc., Series 05-SL2, Class A1,
6.00%, 6/25/17		6,530	6,252,003
Salomon Brothers Mortgage Securities VI, Inc., Series 87-1 (IO),
11.00%, 2/17/17(c)		102	23,213
Salomon Brothers Mortgage Securities VI, Inc., Series 87-1 (PO),
3.01%, 2/17/17(h)		106	83,496
Salomon Brothers Mortgage Securities VI, Inc., Series 87-2 (IO),
11.00%, 3/16/17(c)		75	15,810
Salomon Brothers Mortgage Securities VI, Inc., Series 87-2 (PO),
3.67%, 3/06/17(h)		75	56,054
Salomon Brothers Mortgage Securities VI, Inc., Series 87-3, Class A (PO),
0.83%, 10/23/17(h)		21	19,617
Structured Adjustable Rate Mortgage Loan Trust, Series 05-19XS, Class 1A1,
0.79%, 10/25/35(c)		6,116	2,753,971
Structured Adjustable Rate Mortgage Loan Trust, Series 07-3, Class 2A1,
5.73%, 4/25/37(c)		22,645	12,329,227
Summit Mortgage Trust, Series 00-1, Class B1,
6.78%, 12/28/12(b)(c)(j)		3	3,013
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR18, Class 1A1,
5.34%, 1/25/37(c)		8,758	4,933,530
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 1A1,
5.65%, 3/25/37(c)		53,590	26,842,393
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA4, Class 1A,
3.03%, 5/25/47(c)		4,363	1,872,953
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA5, Class 1A,
3.01%, 6/25/47(c)		7,604	3,463,503
Wells Fargo Mortgage Backed Securities Trust, Series 04-K, Class 1A2,
4.48%, 7/25/34(c)		14,161	10,831,343
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR15, Class 2A1,
5.12%, 9/25/35(c)		32,259	23,739,391
Wells Fargo Mortgage Backed Securities Trust, Series 06-A18, Class IIA1,
5.71%, 11/25/36(c)		26,965	16,188,749
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR12, Class 2A1,
6.10%, 9/25/36(c)		6,268	4,017,022
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR17, Class A1,
5.33%, 10/25/36(c)		10,198	6,280,271
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR2, Class 2A5,
5.09%, 3/25/36(c)		215	133,181
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR3, Class A4,
5.70%, 3/25/36(c)		26,851	17,468,109

			327,166,956

Commercial Mortgage-Backed Securities — 20.2%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36		11,292	11,082,211
Banc of America Commercial Mortgage, Inc., Series 02-2, Class A3,
5.12%, 7/11/43		22,670	21,033,584
Banc of America Commercial Mortgage, Inc., Series 05-1, Class A4,
4.99%, 11/10/42(c)(k)		13,880	12,843,308
Banc of America Commercial Mortgage, Inc., Series 05-4, Class A5A,
4.93%, 7/10/45		13,781	11,180,214
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR6, Class A6,
4.83%, 11/11/41		4,540	3,922,871
Chase Commercial Mortgage Securities Corp., Series 97-1, Class X (IO),
1.20%, 4/19/15(c)		3,121	61,176
Chase Commercial Mortgage Securities Corp., Series 99-2, Class A2,
7.20%, 1/15/32		9,653	9,620,543
Chase Commercial Mortgage Securities Corp., Series 00-3, Class A2,
7.32%, 10/15/32		5,110	5,084,879
Citigroup Commercial Mortgage Trust, Series 08-C7, Class A4,
6.10%, 12/10/49(c)		16,022	12,369,786
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 07-CD5, Class A4,
5.89%, 11/15/44(c)		8,200	6,183,548
Commercial Mortgage Pass-Through Certificates, Series 04-LB3A, Class A3,
5.09%, 7/10/37(c)		8,540	7,965,243
Credit Suisse First Boston Mortgage Securities Corp., Series 97-C1, Class AX (IO),
1.45%, 6/20/29(b)(c)		7,835	254,244
Credit Suisse First Boston Mortgage Securities Corp., Series 97-C2, Class AX (IO),
0.14%, 1/17/35(c)		2,526	12,388

60	DECEMBER 31, 2008

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-U.S. Government Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (continued)
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 98-CG1, Class B1,
6.91%, 6/10/31(c)	USD	6,882	$6,867,414
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 00-CKP1, Class A1B,
7.18%, 11/10/33		15,695	15,630,659
Federal National Mortgage Assoc., Series 06-M2, Class A2A,
5.27%, 10/25/32(c)		30,725	32,119,632
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2,
7.20%, 10/15/32		9,576	9,620,769
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3,
6.27%, 12/10/35		14,170	13,307,084
General Electric Capital Commercial Mortgage Corp., Series 02-2A, Class A3,
5.35%, 8/11/36		16,200	14,711,299
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36(c)		5,893	5,873,264
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2,
7.72%, 3/15/33(c)		15,099	15,097,933
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2,
7.46%, 8/16/33(c)		10,315	10,293,961
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2,
6.96%, 11/15/10		18,634	18,440,996
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 01-C1, Class A2,
6.47%, 4/15/34		16,118	15,756,491
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2,
5.48%, 5/10/40(c)		18,085	16,254,425
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C3, Class A3,
4.65%, 4/10/40		1,840	1,734,969
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A6,
5.40%, 8/10/38(c)		640	525,896
Greenwich Capital Commercial Funding Corp., Series 04-GG1A, Class A4,
4.76%, 6/10/36		5,255	5,100,774
Greenwich Capital Commercial Funding Corp., Series 07-GG9, Class A4,
5.44%, 3/10/39		5,060	3,851,327
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/11		14,370	13,716,537
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIB3, Class A3,
6.47%, 11/15/35		16,870	16,322,035
JPMorgan Chase Commercial Mortgage Securities Corp., Series 04-CB8, Class A1A,
4.16%, 4/12/14(b)		7,928	6,516,963
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD11, Class A2,
5.80%, 6/15/49(c)		8,025	6,134,512
JPMorgan Chase Commercial Mortgage Securities Corp., Series 07-LD12, Class A2,
5.83%, 8/15/12		6,550	5,106,910
Lehman Brothers Commercial Conduit Mortgage Trust, Series 98-C4, Class X (IO),
0.85%, 10/15/35(c)		1,456	44,747
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C2, Class A2,
7.33%, 10/15/32		58	57,605
Lehman Brothers-UBS Commercial Mortgage Trust, Series 05-C2, Class AJ,
5.21%, 4/15/30(c)		7,250	3,358,373
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C7, Class A3,
5.35%, 11/15/38		21,575	16,804,865
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C2, Class A3,
5.43%, 2/15/40		19,000	13,655,384
Merrill Lynch Mortgage Investors, Inc., Series 03-KEY1, Class A4,
5.24%, 11/12/35(c)(l)		7,100	6,277,153
Merrill Lynch Mortgage Trust, Series 06-C2, Class A4,
5.74%, 8/12/43(c)(l)		23,695	19,057,749
Merrill Lynch Mortgage Trust, Series 07-C1, Class AM,
5.83%, 7/12/17(c)(l)		8,150	3,774,556
Morgan Stanley Capital I, Inc., Series 99-FNV1, Class A2,
6.53%, 3/15/31(c)		385	383,622
Morgan Stanley Capital I, Inc., Series 07-HQ12, Class A2,
5.63%, 4/12/49(c)		2,895	2,178,070
Morgan Stanley Capital I, Series 05-HQ5, Class A4,
5.17%, 1/14/42		7,593	6,377,044
Prudential Mortgage Capital Funding, LLC, Series 01-ROCK, Class A2,
6.61%, 5/10/34		16,518	16,198,815
Structured Asset Securities Corp. Commercial Trust, Series 96-CFL, Class X1 (IO),
2.13%, 2/25/28(c)		3,557	112
Wachovia Bank Commercial Mortgage Trust, Series 03-C6, Class A4,
5.13%, 8/15/35(c)		18,000	15,666,509
Wachovia Bank Commercial Mortgage Trust, Series 05-C21, Class A3,
5.21%, 10/15/44(c)		8,120	7,538,974
Wachovia Bank Commercial Mortgage Trust, Series 06-C27, Class A3,
5.77%, 7/15/45(c)		2,145	1,713,236
Wachovia Bank Commercial Mortgage Trust, Series 06-C28, Class AJ,
5.63%, 10/15/48(c)		2,035	597,616
Wachovia Bank Commercial Mortgage Trust, Series 06-C29, Class A4,
5.31%, 11/15/48		41,080	30,784,982

DECEMBER 31, 2008	61

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-U.S. Government Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust, Series 06-C29, Class AJ,
5.37%, 11/15/48(c)	USD	2,090	$587,124

			479,654,381

Total Non-U.S. Government Agency Mortgage-Backed Securities — 34.0%			806,821,337

Certificates of Deposit — 0.2%
SunTrust Bank, Inc.,
4.42%, 6/15/09		3,795	3,834,931
Asset Backed Securities
American Express Issuance Trust, Series 08-2, Class A,
4.02%, 2/15/10		22,695	21,663,573
Bank of America Credit Card Trust, Series 08-A9, Class A9,
4.07%, 2/16/10		17,840	17,038,633
Chase Issuance Trust, Series 05, Class A5,
1.22%, 2/15/12(c)		5,805	5,675,473
Chase Issuance Trust, Series 06-A3, Class A3,
1.19%, 7/15/11(c)		19,270	18,918,490
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/12		21,000	19,481,484
Chase Issuance Trust, Series 08-A9, Class A9,
4.26%, 5/15/13		22,625	21,158,289
Citibank Credit Card Issuance Trust, Series 06-A6, Class A6,
0.47%, 5/24/10(c)		24,530	22,676,560
Citibank OMNI Master Trust, Series 07-A9A, Class A9,
1.61%, 12/23/13(b)(c)		23,720	22,528,101
Countrywide Asset-Backed Certificates, Series 04-14, Class A4,
0.75%, 6/25/35(c)		1,244	956,558
Countrywide Asset-Backed Certificates, Series 06-8, Class 2A1,
0.50%, 1/25/46(c)		625	618,627
Goldman Sachs Home Equity Trust, Series 06-10, Class AV1,
0.55%, 6/25/36(c)		3,902	3,447,306
Goldman Sachs Home Equity Trust, Series 06-5, Class 2A1,
0.54%, 3/25/36(c)		10,577	5,817,337
Goldman Sachs Home Equity Trust, Series 06-9, Class A1,
0.52%, 6/25/36(c)		210	195,101
Home Equity Asset Trust, Series 07-2, Class 2A1,
0.58%, 7/25/37(c)		8,514	7,096,610
Lehman XS Trust, Series 05-5N, Class 3A2,
0.83%, 11/25/35(c)		9,362	2,652,535
Maryland Insurance Backed Securities Trust, Series 06-1A, Class A,
5.55%, 12/10/49(b)(j)		18,935	13,065,150
MBNA Credit Card Master Note Trust, Series 06-A1, Class A1,
4.90%, 7/15/11		20,325	20,297,212
MBNA Credit Card Master Note Trust, Series 06-A4, Class A4,
1.19%, 9/15/11(c)		27,000	26,611,505
Option One Mortgage Loan Trust, Series 07-5, Class 2A1,
0.56%, 5/25/37(c)		12,367	11,069,660
Small Business Administration Participation Certificates, Series 92-20H,
7.40%, 8/01/12		16	16,299
Small Business Administration Participation Certificates, Series 96-20J, Class 1,
7.20%, 10/01/16		424	446,701
Small Business Administration Participation Certificates, Series 97-20B, Class 1,
7.10%, 2/01/17		526	551,996
Small Business Investment Cos. Pass-Through, Series 03-10A, Class 1,
4.63%, 3/10/13		4,883	4,907,729
Structured Asset Receivables Trust, Series 03-2A,
4.82%, 1/21/09(b)(c)		1,236	1,087,568
Student Loan Marketing Assoc. Student Loan Trust, Series 05-5, Class A1,
3.54%, 1/25/18(c)		1,452	1,448,504
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
4.64%, 10/25/16(c)		28,330	26,938,034
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
4.84%, 1/25/18(c)		7,130	6,465,021
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A4,
5.24%, 7/25/23(c)		19,360	16,736,778

Total Asset Backed Securities — 12.6%			299,566,834

Corporate Bonds
Aerospace & Defense — 0.4%
United Technologies Corp., Unsecured Notes,
2.27%, 6/01/09(c)(f)		8,650	8,617,649

Capital Markets — 1.7%
The Goldman Sachs Group, Inc., Unsecured Notes,
5.25%, 10/15/13		9,925	9,117,621
Lehman Brothers Holdings, Inc., Senior Notes,
5.63%, 1/24/13(e)		980	93,100
Lehman Brothers Holdings, Inc., Senior Unsecured Notes,
5.75%, 7/18/11(e)		3,475	330,125
6.20%, 9/26/14(e)		9,600	912,000
Lehman Brothers Holdings, Inc., Subordinated Notes,
6.75%, 12/28/17(e)		9,575	957
Lehman Brothers Holdings, Inc., Unsecured Notes,
7.88%, 8/15/10(e)		2,307	219,165
5.25%, 2/06/12(e)		2,545	241,775
Morgan Stanley, Senior Notes,
5.05%, 1/21/11		2,640	2,535,704
4.57%, 1/09/12(c)		31,290	24,688,185
5.63%, 1/09/12		250	237,077
6.25%, 8/28/17		115	97,967
Morgan Stanley, Unsecured Notes,
6.75%, 4/15/11		2,250	2,213,834

			40,687,510

62	DECEMBER 31, 2008

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Commercial Banks — 1.0%
UBS AG (Switzerland), Senior Unsecured Notes,
5.75%, 4/25/18(a)	USD	10,400	$9,438,988
UBS AG, Senior Notes,
5.88%, 12/20/17(a)		4,125	3,789,411
Wachovia Bank N.A., Subordinated Notes,
6.60%, 1/15/38		565	612,973
Wachovia Corp., Unsecured Notes,
5.50%, 5/01/13		6,650	6,575,793
Wells Fargo & Co., Unsecured Notes,
4.88%, 1/12/11		2,720	2,720,103

			23,137,268

Computers & Peripherals — 0.5%
International Business Machines Corp., Unsecured Notes,
5.70%, 9/14/17		7,035	7,521,224
7.63%, 10/15/18		3,700	4,437,022

			11,958,246

Consumer Finance — 0.6%
SLM Corp., Senior Unsecured Notes,
3.70%, 7/26/10(c)		3,085	2,632,989
SLM Corp., Unsecured Notes,
4.00%, 1/15/09		6,110	6,082,095
3.84%, 1/27/14(c)		6,750	4,555,339

			13,270,423

Diversified Financial Services — 4.6%
Bank of America Corp., Senior Unsecured Notes,
5.63%, 10/14/16(f)(k)		6,275	6,163,518
6.00%, 9/01/17		10,400	10,562,469
5.75%, 12/01/17		1,775	1,772,233
Bear Stearns Cos., Inc., Senior Unsecured Notes,
4.90%, 7/19/10(c)		4,220	4,083,909
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
6.95%, 8/10/12		21,605	22,438,370
Citigroup, Inc., Senior Unsecured Notes,
3.63%, 2/09/09		1,080	1,076,558
Citigroup, Inc., Unsecured Notes,
4.13%, 2/22/10		4,500	4,434,412
5.13%, 2/14/11		4,505	4,396,844
General Electric Capital Corp., Senior Unsecured Notes,
5.00%, 12/01/10		30,975	31,480,109
General Electric Capital Corp., Unsecured Notes,
4.13%, 9/01/09		125	125,422
6.15%, 8/07/37		9,155	9,178,949
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17		11,975	12,077,961
Osprey Trust/Osprey I, Inc., Notes,
7.80%, 1/15/49(b)(c)(e)		2,375	5,938
Pemex Finance Ltd. (Cayman Islands), Senior Unsecured Notes,
9.03%, 2/15/11(a)		765	784,465

			108,581,157

Diversified Telecommunication Services — 1.6%
AT&T, Inc., Unsecured Notes,
6.50%, 9/01/37(k)		10,150	10,931,449
Deutsche Telekom International Finance BV (Netherlands), Unsecured Notes,
8.75%, 6/15/30(a)(c)		20	24,663
France Telecom SA (France), Senior Unsecured Notes,
7.75%, 3/01/11(a)		600	631,382
GTE Corp., Debentures,
6.94%, 4/15/28		475	439,551
Telecom Italia Capital SA (Luxembourg), Senior Notes,
5.25%, 11/15/13(a)		285	217,313
Telecom Italia Capital SA (Luxembourg), Senior Unsecured Notes,
5.25%, 10/01/15(a)		3,700	2,816,625
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
6.42%, 6/20/16(a)		2,475	2,470,703
Telefonica Europe BV (Netherlands), Senior Unsecured Notes,
7.75%, 9/15/10(a)		1,970	2,000,263
Verizon Communications, Inc., Senior Unsecured Notes,
8.75%, 11/01/18		13,650	16,014,480
Verizon Maryland, Inc., Debentures,
5.13%, 6/15/33		650	473,214
Verizon New England, Inc., Debentures,
7.88%, 11/15/29(f)		1,355	1,190,968

			37,210,611

Electric Utilities — 1.1%
Detroit Edison Co., Notes,
6.13%, 10/01/10		210	211,213
Detroit Edison Co., Senior Notes,
6.35%, 10/15/32		5	4,660
EDP Finance BV (Netherlands), Senior Unsecured Notes,
6.00%, 2/02/18(a)(b)		7,725	6,412,878
Florida Power & Light Co., First Mortgage Bonds,
4.95%, 6/01/35		2,275	2,213,775
Florida Power Corp., First Mortgage Bonds,
5.90%, 3/01/33		605	619,064
6.40%, 6/15/38		2,650	2,959,361
Korea Electric Power Corp. (South Korea), Unsecured Notes,
5.13%, 4/23/34(a)(b)		75	65,688
MidAmerican Energy Holdings Co., Bonds,
5.95%, 5/15/37		4,625	4,193,733
PacifiCorp, First Mortgage Bonds,
6.25%, 10/15/37		3,975	4,202,096
Scottish Power Ltd. (United Kingdom), Unsecured Notes,
4.91%, 3/15/10(a)		3,200	3,132,845
Southern California Edison Co., First Mortgage Bonds,
5.95%, 2/01/38		2,000	2,227,700
Tenaska Alabama II Partners LP, Bonds,
6.13%, 3/30/23(b)		124	97,692

			26,340,705

Energy Equipment & Services — 0.1%
Transocean Ltd. (Switzerland), Senior Unsecured Notes,
6.00%, 3/15/18(a)		1,306	1,189,506

DECEMBER 31, 2008	63

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Energy Equipment & Services (concluded)
Transocean, Ltd. (Switzerland), Senior Unsecured Notes,
6.80%, 3/15/38(a)	US	D 1,830	$1,632,263

			2,821,769

Food Products — 0.4%
Kraft Foods, Inc., Senior Unsecured Notes,
6.50%, 8/11/17		10,140	10,192,140

Health Care Providers & Services — 0.1%
WellPoint, Inc., Unsecured Notes,
5.95%, 12/15/34		1,925	1,599,228

Insurance — 2.0%
Berkshire Hathaway Finance Corp., Senior Unsecured Notes,
4.75%, 5/15/12		3,290	3,377,274
Hartford Life Global Funding Trusts, Secured Notes,
2.17%, 9/15/09(c)		8,880	8,271,178
2.18%, 6/16/14(b)(c)		7,700	5,256,859
MetLife, Inc., Unsecured Notes,
6.38%, 6/15/34		900	745,028
Metropolitan Life Global Funding I, Senior Unsecured Notes,
5.13%, 4/10/13(b)		13,600	12,671,923
Monumental Global Funding Ltd. (Cayman Islands), Notes,
1.22%, 6/16/10(a)(b)(c)		16,090	14,736,748
New York Life Global Funding, Unsecured Notes,
3.88%, 1/15/09(b)		2,000	2,000,486

			47,059,496

Media — 1.7%
Comcast Cable Communications Holdings, Inc., Unsecured Notes,
8.38%, 3/15/13		2,755	2,850,114
Comcast Cable Holdings LLC, Senior Debentures,
9.80%, 2/01/12		260	274,093
7.88%, 8/01/13		315	323,888
Comcast Corp., Senior Unsecured Notes,
7.05%, 3/15/33(k)		1,350	1,408,173
Comcast Corp., Unsecured Notes,
6.50%, 1/15/17-11/15/35		6,705	6,644,485
6.95%, 8/15/37(k)		6,505	6,850,103
News America Holdings, Inc., Senior Debentures,
7.75%, 1/20/24-12/01/45		1,395	1,395,905
8.50%, 2/23/25		1,920	1,889,535
8.45%, 8/01/34		840	892,819
8.25%, 10/17/49		45	41,846
News America, Inc., Senior Debentures,
7.13%, 4/08/28		1,175	1,127,232
7.63%, 11/30/28		2,010	2,016,066
6.75%, 1/09/38		30	29,677
TCI Communications, Inc., Senior Debentures,
7.88%, 2/15/26		2,540	2,635,634
Time Warner Cable, Inc., Debentures,
6.55%, 5/01/37		4,000	3,832,524
Time Warner Cable, Inc., Senior Unsecured Notes,
6.20%, 7/01/13		7,000	6,621,265
Time Warner Cos., Inc., Senior Debentures,
9.13%, 1/15/13		605	599,559
8.05%, 1/15/16		70	69,445
Time Warner, Inc., Senior Unsecured Notes,
6.75%, 4/15/11		1,080	1,054,484

			40,556,847

Metals & Mining — 0.0%
Teck Cominco Ltd. (Canada), Senior Unsecured Notes,
6.13%, 10/01/35(a)		2,425	993,037

Multiline Retail — 0.8%
Target Corp., Senior Unsecured Notes,
6.00%, 1/15/18		20,100	19,461,302

Multi-Utilities — 0.0%
Dominion Resources, Inc., Senior Unsecured Notes,
6.25%, 6/30/12		60	60,190

Oil, Gas & Consumable Fuels — 1.3%
Anadarko Petroleum Corp., Senior Unsecured Notes,
5.95%, 9/15/16		3,730	3,294,743
6.45%, 9/15/36		3,970	3,131,671
Atlantic Richfield Co., Debentures,
9.13%, 3/01/11(k)		4,960	5,452,632
Canadian Natural Resources (Canada), Unsecured Notes,
6.50%, 2/15/37(a)		3,810	3,110,332
CenterPoint Energy Resources Corp., Senior Unsecured Notes,
6.15%, 5/01/16		2,100	1,809,072
CenterPoint Energy Resources Corp., Unsecured Notes,
7.88%, 4/01/13		270	250,099
ConocoPhillips Australia Funding Co., Unsecured Notes,
4.42%, 4/09/09(c)		10,705	10,692,807
Devon Financing Corp. ULC (Canada), Senior Unsecured Notes,
7.88%, 9/30/31(a)		925	1,018,521
XTO Energy, Inc., Senior Unsecured Notes,
6.75%, 8/01/37		2,070	1,938,688

			30,698,565

Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., Senior Debentures,
6.88%, 8/01/97		559	617,571
GlaxoSmithKline Capital, Inc., Senior Unsecured Notes,
4.85%, 5/15/13		7,225	7,247,087
Merck & Co., Inc., Senior Debentures,
6.40%, 3/01/28		1,000	1,103,584
Wyeth, Unsecured Notes,
5.50%, 2/15/16		75	76,371

			9,044,613

Real Estate Investment Trust — 0.0%
The Rouse Co. LP, Unsecured Notes,
3.63%, 3/15/09		1,340	556,100

Road & Rail — 0.1%
Union Pacific Corp., Senior Debentures,
7.13%, 2/01/28		2,000	2,001,240

Software — 0.2%
Oracle Corp., Senior Unsecured Notes,
5.75%, 4/15/18		4,690	4,905,590
Oracle Corp., Unsecured Notes,
5.25%, 1/15/16		50	50,905

			4,956,495

64	DECEMBER 31, 2008

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)			Value
Corporate Bonds
Specialty Retail — 0.0%
Macy’s Retail Holdings, Inc., Unsecured Notes,
4.80%, 7/15/09	USD	50		$47,392

Thrifts & Mortgage Finance — 0.0%
Nationwide Building Society (United Kingdom), Unsecured Notes,
4.25%, 2/01/10(a)(b)		1,220		1,207,404

Tobacco — 0.3%
Philip Morris International, Inc., Senior Unsecured Notes,
6.88%, 3/17/14		4,150		4,361,185
5.65%, 5/16/18		2,500		2,478,333

				6,839,518

Wireless Telecommunication Services — 0.2%
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
7.75%, 2/15/10(a)		3,055		3,122,256
Vodafone Group Plc (United Kingdom), Unsecured Notes,
6.15%, 2/27/37(a)		2,875		2,841,742

				5,963,998

Total Corporate Bonds — 19.1%				453,862,903

Foreign Government Obligations
Germany — 0.4%
Bundesrepublic Deutschland,
4.00%, 1/04/37	EUR	1,895		2,822,322
4.25%, 7/04/39		4,600		7,262,041

				10,084,363

Israel — 0.7%
Israel Government AID Bond,
5.50%, 4/26/24(a)	USD	5,475		6,800,662
5.50%, 9/18/33(a)		6,735		8,949,737

				15,750,399

Mexico — 1.2%
Mexican Bonos,
7.25%, 12/15/16	MXN	81,300		5,625,865
10.00%, 12/05/24		272,740		22,623,131
Mexico Government,
7.50%, 4/08/33(a)	USD	440		502,700
United Mexican States,
5.63%, 1/15/17(a)		720		720,000

				29,471,696

United Kingdom — 0.3%
United Kingdom Treasury Bonds,
4.25%, 12/07/49	GBP	3,855		6,051,066

Total Foreign Government Obligations — 2.6%				61,357,524

Taxable Municipal Bonds
Belvoir Land LLC, Series A-1, Unsecured Notes,
5.27%, 12/15/47(b)	USD	2,025		1,294,198
Fort Irwin Land California LLC Military Housing Revenue Bonds, Class II, Series A,
5.30%, 12/15/35(b)		3,415		2,442,988

Total Taxable Municipal Bonds — 0.1%				3,737,186

Total Long-Term Investments (Cost — $3,741,062,185) — 143.0%				3,398,346,393

	Shares (000)
Short-Term Securities
TCW Money Market Fund, 1.38%(m)
(Cost — $1,632,721) — 0.1%		1,633		1,632,721

	Contracts
Options Purchased
Over the Counter Call Swaptions Purchased
Receive a fixed rate of 2.555% and pay a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, Credit Suisse International		3,000(n	)	1,207,390
Receive a fixed rate of 5.360% and pay a floating rate based on 3-month USD LIBOR, expiring June 2013, Broker, UBS AG		4,960(n	)	5,298,161
Receive a fixed rate of 5.47% and pay a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker, Bank of America, N.A.		9,550(n	)	19,402,360

				25,907,911

Over the Counter Put Swaptions Purchased
Pay a fixed rate of 2.555% and receive a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, Credit Suisse International		3,000(n	)	2,249,622
Pay a fixed rate of 5.360% and receive a floating rate based on 3-month USD LIBOR, expiring June 2013, Broker, UBS AG		4,960(n	)	469,266
Pay a fixed rate of 5.47% and receive a floating rate based on 3-month USD LIBOR, expiring May 2012, Broker, Bank of America, N.A.		9,550(n	)	1,373,945
Pay a fixed rate of 5.500% and receive a floating rate based on 3-month USD LIBOR, expiring December 2009, Broker, Bank of America, N.A.		2,240(n	)	146,481
Pay a fixed rate of 6.500% and receive a floating rate based on 3-month USD LIBOR, expiring November 2009, Broker, UBS AG		2,940(n	)	52,758
Pay a fixed rate of 6.500% and receive a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker, Deutsche Bank AG		4,890(n	)	89,656
Pay a fixed rate of 6.500% and receive a floating rate based on 3-month USD LIBOR, expiring September 2009, Broker, Deutsche Bank AG		2,830(n	)	49,926

				4,431,654

Total Options Purchased (Cost — $15,121,652) — 1.3%				30,339,565

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $3,757,816,558*) — 144.4%				3,430,318,679

	Par (000)
TBA Sale Commitments
Federal Home Loan Mortgage Corp. 15 Year TBA,
6.00%, 1/01/24	USD	(2,900)		(3,004,219)

DECEMBER 31, 2008	65

Schedule of Investments (continued)	Total Return Portfolio II
(Percentages shown are based on Net Assets)

	Par (000)		Value
TBA Sale Commitments
Federal Home Loan Mortgage Corp. 30 Year TBA,
6.00%, 1/01/39	USD	(21,400)	$(22,048,688)
6.50%, 1/01/39	(1,100)		(1,141,250)
Federal National Mortgage Assoc. 15 Year TBA,
5.00%, 1/01/24	(400)		(410,625)
5.50%, 1/01/24	(26,300)		(27,080,781)
6.00%, 1/01/24	(3,300)		(3,417,562)
Federal National Mortgage Assoc. 30 Year TBA,
4.00%, 1/01/39	(17,400)		(17,448,938)
5.00%, 1/01/39	(96,100)		(98,202,188)
6.00%, 1/01/39	(23,400)		(24,102,000)
6.50%, 1/01/39	(16,100)		(16,713,812)
4.50%, 2/01/39	(29,200)		(29,482,875)
Government National Mortgage Assoc. I 30 Year TBA,
5.50%	(25,800)		(26,582,062)
Government National Mortgage Assoc. II 30 Year TBA,
6.50%, 1/01/39	(17,700)		(18,347,112)

Total TBA Sale Commitments (Proceeds — $285,342,289) — (12.1)%			(287,982,112)

	Contracts
Options Written
Over the Counter Call Swaptions Written
Pay a fixed rate of 2.495% and receive a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, JPMorgan Chase Bank, National Association	(6,200	)(n)	(2,353,541)
Pay a fixed rate of 3.250% and receive a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, Credit Suisse International	(3,000	)(n)	(2,116,516)
Pay a fixed rate of 4.100% and receive a floating rate based on 3-month USD LIBOR, expiring May 2009, Broker, JPMorgan Chase Bank, National Association	(5,500	)(n)	(7,366,363)
Pay a fixed rate of 4.450% and receive a floating rate based on 3-month USD LIBOR, expiring August 2009, Broker, UBS AG	(10,000	)(n)	(15,873,171)
Pay a fixed rate of 4.820% and receive a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(5,770	)(n)	(10,249,040)
Pay a fixed rate of 5.400% and receive a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, UBS AG	(4,320	)(n)	(9,224,116)
Pay a fixed rate of 5.485% and receive a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, National Association	(4,440	)(n)	(10,692,879)
Pay a fixed rate of 5.670% and receive a floating rate based on 3-month USD LIBOR, expiring January 2010, Broker, Citibank, N.A.	(3,270	)(n)	(8,240,476)

			(66,116,102)

Over the Counter Put Swaptions Written
Receive a fixed rate of 2.495% and pay floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, JPMorgan Chase Bank, National Association	(6,200	)(n)	(4,818,616)
Receive a fixed rate of 3.250% and pay floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, Credit Suisse International	(3,000	)(n)	(1,384,643)
Receive a fixed rate of 4.750% and pay a floating rate based on 3-month USD LIBOR, expiring May 2009, Broker, JPMorgan Chase Bank, National Association	(5,500	)(n)	(98,055)
Receive a fixed rate of 4.820% and pay a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker, Goldman Sachs Bank USA	(5,770	)(n)	(531,355)
Receive a fixed rate of 4.950% and pay a floating rate based on 3-month USD LIBOR, expiring August 2009, Broker, UBS AG	(10,000	)(n)	(334,867)
Receive a fixed rate of 5.400% and pay a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, UBS AG	(4,320	)(n)	(362,107)
Receive a fixed rate of 5.485% and pay a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker, JPMorgan Chase Bank, National Association	(4,440	)(n)	(104,609)
Receive a fixed rate of 5.670% and pay a floating rate based on 3-month USD LIBOR, expiring January 2010, Broker, Citibank, N.A.	(3,270	)(n)	(77,012)

			(7,711,264)

Total Options Written (Premiums Received — $34,421,970) — (3.1)%			(73,827,366)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 129.2%			3,068,509,201
Liabilities in Excess of Other Assets — (29.2)%			(692,635,254)

Net Assets — 100.0%			$2,375,873,947

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,759,983,954

Gross unrealized appreciation	$17,365,370
Gross unrealized depreciation	(347,030,645)

Net unrealized depreciation	$(329,665,275)

(a)	U.S. dollar denominated security issued by foreign domiciled entity.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(g)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(h)	Represents a zero coupon bond. Rate shown reflects the current yield as of report date.

(i)	Security, or a portion thereof, subject to treasury roll transactions.

(j)	Security is valued in accordance with the Portfolio’s fair valuation policy.

(k)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

66	DECEMBER 31, 2008

Schedule of Investments (continued)	Total Return Portfolio II

(l)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Income
Merrill Lynch Mortgage Investors, Inc., Series 03-KEY1, Class A4	—	—	—	$85,604
Merrill Lynch Mortgage Trust, Series 06-C2, Class A4	—	—	—	$341,857
Merrill Lynch Mortgage Trust, Series 07-C1, Class AM	—	—	—	$121,039

(m)	Represents current yield as of report date.
(n)	One contract represents a notional amount of $10,000.

•	Reverse repurchase agreements outstanding as of December 31, 2008 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Barclays Capital, Inc.	2.40%	12/11/08	01/13/09	$166,839,471	$166,473,229
Barclays Capital, Inc.	0.12%	12/11/08	12/11/13	$22,442,103	$22,306,332
Credit Suisse	1.50%	12/22/08	01/13/09	$13,242,128	$13,230,000
Credit Suisse	1.50%	12/23/08	01/13/09	$6,076,312	$6,071,000
Credit Suisse	1.75%	12/26/08	01/13/09	$6,140,368	$6,135,000
JPMorgan Chase Bank N.A.	1.50%	10/07/08	10/12/10	$31,552,340	$30,614,763
JPMorgan Chase Bank N.A.	1.85%	10/07/08	08/01/12	$16,037,034	$14,965,000
JPMorgan Chase Bank N.A.	1.85%	10/07/08	05/15/19	$41,162,691	$34,331,488

Total					$294,126,812

•	Foreign currency exchange contracts purchased as of December 31, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,059,247	EUR	8,708,000	1/21/09	$(1,033,530)
USD	2,077,673	EUR	1,625,000	1/21/09	(178,960)
USD	5,936,158	GBP	3,988,000	1/21/09	205,913
USD	3,000,264	GBP	2,000,000	1/21/09	126,520
USD	2,416,890	GBP	1,635,000	1/21/09	67,605
USD	2,267,207	GBP	1,543,000	1/21/09	50,114
USD	28,473,372	MXN	365,171,000	1/21/09	2,305,825
USD	2,385,535	MXN	32,105,000	1/21/09	84,944

Total					$1,628,431

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation
681	U.S. Treasury Notes (5 Year)	March 2009	$81,076,242	$1,619,138
424	U.S. Treasury Bonds	March 2009	$58,531,875	2,927,707
283	Euro-Bund	March 2009	$49,109,980	715,164
429	Gilt British	March 2009	$76,155,807	4,799,974

Total				$10,061,983

•	Financial futures contracts sold as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
1,544	U.S. Treasury Notes (2 Year)	March 2009	$336,688,500	$(2,754,958)
849	U.S. Treasury Notes (10 Year)	March 2009	$106,761,750	1,348,152
467	Euro Dollar Futures	June 2009	$115,430,725	(2,105,495)

Total				$(3,512,301)

•	Interest rate swaps outstanding as of December 31, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 5.63% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Bank of America, N.A. Expires, July 2009	USD	67,000,000	$2,541,972
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Barclays Bank, Plc Expires, December 2009	USD	43,100,000	1,108,342
Receive a fixed rate of 4.32% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, July 2013	USD	93,300,000	10,260,559
Receive a fixed rate of 3.67% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, October 2013	USD	95,000,000	6,678,474

DECEMBER 31, 2008	67

Schedule of Investments (continued)	Total Return Portfolio II

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 2.95% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Bank of America, N.A. Expires, November 2013	USD	83,500,000	$3,254,299
Pay a fixed rate of 5.14% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Barclays Bank, Plc Expires, April 2018	USD	14,000,000	(2,463,926)
Receive a fixed rate of 4.29% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, October 2018	USD	22,700,000	3,424,299
Pay a fixed rate of 4.10% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Barclays Bank, Plc Expires, November 2018	USD	54,300,000	(7,427,970)
Pay a fixed rate of 4.20% and receive a floating rate based on 3-month USD LIBOR
Counterparty, UBS AG Expires, November 2018	USD	66,900,000	(8,891,961)
Pay a fixed rate of 4.65% and receive a floating rate based on 3-month USD LIBOR
Counterparty, UBS AG Expires, November 2018	USD	11,000,000	(2,047,355)
Pay a fixed rate of 5.01% and receive a floating rate based on 3-month USD LIBOR
Counterparty, UBS AG Expires, November 2018	USD	35,200,000	(6,694,555)
Receive a fixed rate of 3.28% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, November 2018	USD	42,400,000	2,690,472
Receive a fixed rate of 2.94% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, December 2018	USD	26,900,000	876,612
Receive a fixed rate of 2.94% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, December 2018	USD	55,400,000	1,772,963
Receive a fixed rate of 2.98% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, December 2018	USD	25,000,000	889,738
Receive a fixed rate of 2.95% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Morgan Stanley Capital Services, Inc. Expires, December 2018	USD	25,000,000	833,997
Receive a fixed rate of 3.03% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Morgan Stanley Capital Services, Inc. Expires, December 2018	USD	9,000,000	361,511
Pay a fixed rate of 2.77% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, December 2018	USD	22,300,000	(404,044)
Receive a fixed rate of 2.21% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Goldman Sachs Bank USA Expires, December 2018	USD	35,000,000	(1,101,953)
Receive a fixed rate of 2.30% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, December 2018	USD	31,000,000	(742,993)
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Counterparty, JPMorgan Chase Bank, National Association Expires, August 2022	USD	19,420,000	6,253,277

68	DECEMBER 31, 2008

Schedule of Investments (concluded)	Total Return Portfolio II

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 5.41% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Goldman Sachs Bank USA Expires, April 2027	USD	12,000,000	$4,521,564

Total			$15,693,322

•	Credit default swaps on single-name issues - sold protection outstanding as of December 31, 2008 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]		Notional Amount (000)[2]	Unrealized Depreciation
Rogers Cable, Inc.	1.02%	Morgan Stanley Capital Services, Inc.	December 2014	BBB-	USD	14,200	$(1,151,268)

[1]	Using S&P’s rating of the issuer.
[2]	The maximum potential amount the Portfolio may receive should a negative credit event take place as defined under the terms of the agreement.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

	Investments in Securities		Other Financial Instruments **
Valuation Inputs	Assets	Liabilities	Assets	Liabilities
Level 1	$1,764,370	$—	$11,410,135	$(4,860,453)
Level 2	3,408,847,417	(287,982,112)	48,309,000	(400,092,693)
Level 3	19,706,892	—	—	—

Total	$3,430,318,679	$(287,982,112)	$59,719,135	$(404,953,146)

**	Other financial instruments are options written, reverse repurchase agreements, foreign currency exchange, futures and swap contracts.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Assets
Balance, as of October 1, 2008	$13,070,735
Accrued discounts/premiums.	2,024
Realized gain (loss)	16
Change in unrealized appreciation (depreciation)	(2,040)
Net purchases (sales)	(2,572)
Transfers in/out of Level 3	6,638,729

Balance, as of December 31, 2008	$19,706,892

DECEMBER 31, 2008	69

Schedule of Investments December 31, 2008 (Unaudited)	Government Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government & Agency Obligations
U.S. Treasury Notes,
3.63%, 10/31/09	$1,000	$1,026,328
3.38%, 6/30/13	1,000	1,090,312
3.88%, 5/15/18	90,400	103,084,205
3.75%, 11/15/18(a)	468,600	530,469,258

Total U.S. Government & Agency Obligations — 46.1%		635,670,103

U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 113.8%
Federal Home Loan Mortgage Corp.,
13.00%, 9/01/10-2/01/16	103	114,242
12.00%, 6/01/13-6/01/20	83	98,709
11.50%, 9/01/14-6/01/20	65	73,127
11.00%, 12/01/14-9/01/20	51	59,349
12.50%, 12/01/15-7/01/19	88	90,788
10.00%, 7/01/19(b)	0	227
Federal Home Loan Mortgage Corp. 12 Month LIBOR,
5.31%, 11/01/38(c)	2,894	2,944,195
Federal Home Loan Mortgage Corp. 15 Year TBA,
5.50%, 1/01/24	500	514,844
Federal Home Loan Mortgage Corp. 30 Year TBA,
5.00%, 1/01/39	26,200	26,724,000
5.50%, 1/01/39	9,700	9,933,406
6.00%, 1/01/39	66,800	68,824,875
6.50%, 1/01/39	9,700	10,063,750
Federal Home Loan Mortgage Corp. Gold,
7.50%, 5/01/09-12/01/32(d)(e)	8,472	8,975,461
8.00%, 8/01/09-8/01/32	932	987,711
6.00%, 10/01/09-1/01/21(d)(e)	3,588	3,719,009
8.50%, 1/01/25-7/01/25	165	178,426
5.00%, 6/01/35-4/01/36	19,984	20,456,230
5.50%, 8/01/38	31,598	32,374,890
Federal Home Loan Mortgage Corp., Series 1220, Class A,
1.60%, 2/15/22(c)	147	144,810
Federal Home Loan Mortgage Corp., Series 1220, Class B (IO),
10.43%, 2/15/22(c)	1,194	231,336
Federal Home Loan Mortgage Corp., Series 2971, Class GD,
5.00%, 5/15/20	16,450	16,213,829
Federal Home Loan Mortgage Corp., Series 3042, Class EA,
4.50%, 9/15/35	20,660	19,696,355
Federal National Mortgage Assoc.,
7.00%, 8/01/09-12/01/11	2	1,932
11.00%, 2/01/11-8/01/20	164	187,225
13.00%, 9/01/13-3/01/15	100	111,533
8.50%, 7/15/23	601	640,487
8.00%, 9/01/24-9/01/27	14	14,324
7.50%, 9/01/25-12/01/32(e)	2,991	3,170,065
6.50%, 9/01/37	15,517	16,134,529
6.00%, 12/01/37-9/01/38	9,896	10,202,028
5.50%, 4/01/38-5/01/38	5,370	5,510,018
Federal National Mortgage Assoc. 1 Year CMT,
4.85%, 9/01/35(c)	15,474	15,587,473
Federal National Mortgage Assoc. 10 Year Balloon,
5.97%, 8/01/16	13,834	14,917,722
Federal National Mortgage Assoc. 12 Month LIBOR,
5.22%, 9/01/38(c)	19,863	20,205,423
5.52%, 11/01/38(c)	3,214	3,272,369
Federal National Mortgage Assoc. 15 Year HEQ,
8.00%, 8/01/14	5	5,150
Federal National Mortgage Assoc. 15 Year TBA,
4.50%, 1/01/24	5,300	5,420,906
5.00%, 1/01/24	72,000	73,912,500
Federal National Mortgage Assoc. 30 Year TBA,
4.50%, 1/01/39-2/01/39	441,400	447,428,719
5.00%, 1/01/39	338,700	346,109,063
5.50%, 1/01/39	165,700	169,946,062
6.00%, 1/01/39	40,500	41,715,000
6.50%, 1/01/39	26,900	27,925,562
Federal National Mortgage Assoc. 5 Year DUS,
5.10%, 2/01/13	39,220	40,399,036
Federal National Mortgage Assoc. 6 Month LIBOR,
5.81%, 7/01/36(c)	14,172	14,491,145
Federal National Mortgage Assoc., Series 02-59, Class B,
5.50%, 9/25/17	8,471	8,749,462
Federal National Mortgage Assoc., Series 03-130, Class SP (IO),
6.53%, 8/25/28(c)	1,569	27,376
Government National Mortgage Assoc. I,
6.00%, 1/15/14-11/15/31	1,435	1,489,905
5.50%, 3/15/14-4/15/29	432	448,648
10.50%, 1/15/16	2	2,032
7.00%, 6/15/23-4/15/32	2,107	2,224,270
7.50%, 2/15/25-12/15/31	2,500	2,651,459
6.09%, 7/15/46	34,035	34,482,606
Government National Mortgage Assoc. I 30 Year TBA,
5.00%, 2/01/39	2,000	2,042,500
6.00%, 2/01/39	13,600	13,991,000
6.50%, 2/01/39	7,200	7,452,000
Government National Mortgage Assoc. I TBA,
3.00%, 4/15/20	98	98,435
Government National Mortgage Assoc. II,
8.00%, 4/20/13	34	36,327
Government National Mortgage Assoc. II 30 Year TBA,
5.50%, 2/01/39	1,500	1,536,094
6.00%, 2/01/39	9,400	9,652,625
6.50%, 2/01/39	300	309,938
Government National Mortgage Assoc., Series 06-15 (IO),
0.82%, 4/16/46(c)	130,093	6,155,015

Total U.S. Government Agency Mortgage-Backed Securities — 113.8%		1,571,077,532

Non-U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 5.9%
Countrywide Alternative Loan Trust, Series 08-2R, Class 3A1,
6.00%, 8/25/37	11,886	6,886,553
Countrywide Alternative Loan Trust, Series 08-2R, Class 4A1,
6.25%, 8/25/37	26,003	16,016,001
Credit Suisse First Boston Mortgage Securities Corp., Series 03-23, Class 8A1,
5.00%, 9/25/18	11,124	10,859,940

70	DECEMBER 31, 2008

Schedule of Investments (continued)	Government Income Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-U.S. Government Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
Credit Suisse First Boston Mortgage Securities Corp., Series 05-11, Class 6A5,
6.00%, 12/25/35	$7,748		$5,971,822
Credit Suisse First Boston Mortgage Securities Corp., Series 05-4, Class 3A16,
5.50%, 6/25/35	9,899		8,666,581
Credit Suisse First Boston Mortgage Securities Corp., Series 05-5, Class 2A8,
5.50%, 7/25/35	6,135		5,561,799
Residential Funding Mortgage Securities I, Inc., Series 07-S2, Class A3,
6.00%, 2/25/37	23,810		19,231,247
Salomon Brothers Mortgage Securities VI, Inc., Series 87-1 (IO),
11.00%, 2/17/17	18		4,079
Salomon Brothers Mortgage Securities VI, Inc., Series 87-1 (PO),
3.01%, 2/17/17(f)	18		14,053
Structured Asset Securities Corp., Series 05-6, Class 5A6,
5.00%, 5/25/35	9,816		7,992,137

			81,204,212

Commercial Mortgage-Backed Securities — 9.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42,
7.43%, 9/01/22(g)	1		564
Federal National Mortgage Assoc., Series 06-M2, Class A2A,
5.27%, 10/25/32(c)	18,719		19,568,670
Government National Mortgage Assoc., Series 01-58, Class C,
5.48%, 8/16/27(c)	20,000		20,775,054
Government National Mortgage Assoc., Series 04-10 (IO),
0.92%, 1/16/44(c)	54,124		1,872,944
Government National Mortgage Assoc., Series 04-77 (IO),
0.76%, 9/16/44(c)	126,935		4,420,610
Government National Mortgage Assoc., Series 04-97, Class C,
4.52%, 2/16/28(c)	8,400		8,440,391
Government National Mortgage Assoc., Series 05-10, Class ZB,
5.18%, 12/16/44(c)	3,353		3,294,539
Government National Mortgage Assoc., Series 05-12, Class C,
4.66%, 12/16/30	20,000		20,228,466
Government National Mortgage Assoc., Series 05-29, Class Z,
4.25%, 4/16/45(c)	5,257		4,402,101
Government National Mortgage Assoc., Series 05-50 (IO),
0.91%, 6/16/45(c)	30,129		1,533,213
Government National Mortgage Assoc., Series 05-59, Class ZA,
4.96%, 3/16/46(c)	10,209		9,593,767
Government National Mortgage Assoc., Series 05-67, Class Z,
4.72%, 8/16/45(c)	6,411		5,701,892
Government National Mortgage Assoc., Series 05-9 (IO),
0.74%, 1/16/45(c)	119,581		5,124,004
Government National Mortgage Assoc., Series 05-9, Class Z,
4.65%, 1/16/45(c)	5,974		5,351,660
Government National Mortgage Assoc., Series 06-30 (IO),
0.78%, 5/16/46(c)	49,098		2,647,192
GS Mortgage Securities Corp. II, Series 07-GG10, Class A4,
5.80%, 8/10/45(c)	16,155		11,722,982

			124,678,049

Total Non-U.S. Government Agency Mortgage-Backed Securities — 14.9%			205,882,261

Asset Backed Securities
Federal National Mortgage Assoc. Whole Loan, Series 96-W1, Class AL,
7.25%, 3/25/26 (c)	535		579,558
Small Business Administration Participation Certificates, Series 96-20J, Class 1,
7.20%, 10/01/16	52		54,922
Small Business Administration Participation Certificates, Series 98-20J, Class 1,
5.50%, 10/01/18	69		70,019
Small Business Investment Cos. Pass-Through, Series 03-10A, Class 1,
4.63%, 3/10/13	609		612,023
Structured Asset Receivables Trust, Series 03-2A,
4.82%, 1/21/09 (c)(h)	117		103,336

Total Asset Backed Securities — 0.1%			1,419,858

Total Long-Term Investments (Cost — $2,383,342,040) — 174.9%			2,414,049,754

	Shares (000)
Short-Term Securities
BlackRock TempFund, 1.66% (g)(i)	515,800		515,800,000
TCW Money Market Fund, 1.38% (i)	4,895		4,895,139

Total Short-Term Securities (Cost — $520,695,139) — 37.7%			520,695,139

	Contracts
Options Purchased
Over the Counter Call Swaptions Purchased
Receive a fixed rate of 2.555% and pay a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, Credit Suisse International	12,590	(j)	5,067,014
Receive a fixed rate of 4.185% and pay a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker, Barclays Bank, PLC	10,510	(j)	14,291,109
Receive a fixed rate of 4.210% and pay a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker, Deutsche Bank AG	10,310	(j)	14,213,685
Receive a fixed rate of 5.150% and pay a floating rate based on 3-month USD LIBOR, expiring May 2013, Broker, Bank of America N.A.	7,500	(j)	7,442,100
Receive a fixed rate of 5.370% and pay a floating rate based on 3-month USD LIBOR, expiring March 2011, Broker, JPMorgan Chase Bank, National Association	2,300	(j)	4,791,198

			45,805,106

DECEMBER 31, 2008	71

Schedule of Investments (continued)	Government Income Portfolio
(Percentages shown are based on Net Assets)

	Contracts		Value
Options Purchased
Over the Counter Put Swaptions Purchased
Pay a fixed rate of 2.555% and receive a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, Credit Suisse International	12,590	(j)	$9,440,915
Pay a fixed rate of 4.185% and receive a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker, Barclays Bank, PLC	10,510	(j)	1,112,468
Pay a fixed rate of 4.210% and receive a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker, Deutsche Bank AG	10,310	(j)	1,061,388
Pay a fixed rate of 5.150% and receive a floating rate based on 3-month USD LIBOR, expiring May 2013, Broker, Bank of America, N.A.	7,500	(j)	790,161
Pay a fixed rate of 5.370% and receive a floating rate based on 3-month USD LIBOR, expiring March 2011, Broker, JPMorgan Chase Bank, National Association	2,300	(j)	226,760

			12,631,692

Total Options Purchased (Cost — $41,553,100) — 4.3%			58,436,798

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $2,945,590,279*) — 216.9%			2,993,181,691

	Par (000)
TBA Sale Commitments
Federal Home Loan Mortgage Corp. 15 Year TBA,
6.00%, 1/01/24	$(3,500)		(3,625,781)
Federal Home Loan Mortgage Corp. 30 Year TBA,
6.00%, 1/01/39	(66,800)		(68,824,875)
Federal National Mortgage Assoc. 30 Year TBA,
5.00%, 1/01/39	(172,200)		(175,966,875)
6.00%, 1/01/39	(700)		(721,000)
4.50%, 2/01/39	(40,000)		(40,387,500)
Government National Mortgage Assoc. I 30 Year TBA,
5.50%, 2/01/39	(200)		(205,188)

Total TBA Sale Commitments (Proceeds — $289,377,566) — (21.0)%			(289,731,219)

	Contracts
Options Written
Over the Counter Call Swaptions Written
Pay a fixed rate of 3.250% and receive a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, Credit Suisse International	(12,590	)(j)	(8,882,314)
Pay a fixed rate of 4.800% and receive a floating rate based on 3-month USD LIBOR, expiring January 2009, Broker, Goldman Sachs Bank USA	(4,700	)(j)	(9,326,991)
Pay a fixed rate of 4.800% and receive a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker, Deutsche Bank AG	(21,270	)(j)	(39,292,184)
Pay a fixed rate of 4.930% and receive a floating rate based on 3-month USD LIBOR, expiring October 2013, Broker, Bank of America, N.A.	(7,500	)(j)	(6,766,521)

			(64,268,010)

Over the Counter Put Swaptions Written
Receive a fixed rate of 3.250% and pay floating rate based on 3-month USD LIBOR, expiring December 2010, Broker, Credit Suisse International	(12,590	)(j)	(5,810,884)
Receive a fixed rate of 4.800% and pay floating rate based on 3-month USD LIBOR, expiring January 2009, Broker, Goldman Sachs Bank USA	(4,700	)(j)	—
Receive a fixed rate of 4.800% and pay floating rate based on 3-month USD LIBOR, expiring October 2009, Broker, Deutsche Bank AG	(21,270	)(j)	(1,080,616)
Receive a fixed rate of 4.930% and pay floating rate based on 3-month USD LIBOR, expiring October 2013, Broker, Bank of America, N.A.	(7,500	)(j)	(921,170)

			(7,812,670)

Total Options Written (Premiums Received — $42,655,400) — (5.2)%			(72,080,680)

Total Investments Net of TBA Sale Commitments and Outstanding Options Written — 190.7%			2,631,369,792
Liabilities in Excess of Other Assets — (90.7)%			(1,251,383,198)

Net Assets — 100.0%			$1,379,986,594

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,950,447,592

Gross unrealized appreciation	$90,622,894
Gross unrealized depreciation	(47,888,795)

Net unrealized appreciation	$42,734,099

(a)	Security, or a portion thereof, subject to treasury roll transactions.

(b)	Par is less than $500.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(e)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(f)	Represents a zero coupon bond. Rate shown reflects the current yield as of report date.

(g)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Loss	Income
BlackRock TempFund	$515,800,000	**	—	—	$3,125,587
Federal Housing Authority, Merrill Lynch Project, Pool 42	—		$5	—	$7

**	Represents net purchase cost.

(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Represents current yield as of report date.

(j)	One contract represents a notional amount of $10,000.

72	DECEMBER 31, 2008

Schedule of Investments (continued)	Government Income Portfolio

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Depreciation
1,084	U.S. Treasury Notes (10 Year)	March 2009	$136,313,000	$(2,485,824)

•	Financial futures contracts sold as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation
5,694	U.S. Treasury Notes (5 Year)	March 2009	$677,897,391	$(5,585,725)

•	Interest rate swaps outstanding as of December 31, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Receive a fixed rate of 2.66% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Credit Suisse International Expires, March 2010	USD	200,000,000	$4,484,984
Receive a fixed rate of 3.27% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, June 2010	USD	201,200,000	5,461,471
Pay a fixed rate of 3.33% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, June 2010	USD	281,700,000	(7,867,242)
Receive a fixed rate of 5.12% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, August 2012	USD	373,000,000	48,001,315
Pay a fixed rate of 4.16% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Barclays Bank, Plc Expires, May 2013	USD	180,900,000	(16,452,060)
Pay a fixed rate of 4.15% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Goldman Sachs Bank USA Expires, May 2013	USD	50,000,000	(4,527,831)
Pay a fixed rate of 4.52% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, June 2013	USD	130,000,000	(13,923,229)
Receive a fixed rate of 4.28% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, July 2013	USD	39,900,000	4,251,558
Receive a fixed rate of 4.16% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Barclays Bank, Plc Expires, July 2013	USD	400,000,000	39,887,175
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month USD LIBOR
Counterparty, JPMorgan Chase Bank, National Association Expires, September 2013	USD	330,600,000	(29,761,120)
Pay a fixed rate of 3.66% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Barclays Bank, Plc Expires, September 2013	USD	43,000,000	(3,439,617)
Receive a fixed rate of 3.65% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, September 2013	USD	20,500,000	1,628,750
Receive a fixed rate of 3.55% and pay a floating rate based on 3-month USD LIBOR
Counterparty, JPMorgan Chase Bank, National Association Expires, October 2013	USD	167,300,000	10,649,017
Pay a fixed rate of 3.98% and receive a floating rate based on 3-month USD LIBOR
Counterparty, JPMorgan Chase Bank, National Association Expires, October 2013	USD	167,300,000	(13,839,417)
Receive a fixed rate of 2.66% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Morgan Stanley Capital Services, Inc. Expires, December 2013	USD	260,000,000	6,337,526

DECEMBER 31, 2008	73

Schedule of Investments (concluded)	Government Income Portfolio

		Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 4.58% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Expires, November 2014	USD	50,000,000	$(6,532,574)
Pay a fixed rate of 5.68% and receive a floating rate based on 3-month USD LIBOR
Counterparty, JPMorgan Chase Bank, National Association Expires, July 2017	USD	166,300,000	(44,217,663)
Receive a fixed rate of 4.65% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Goldman Sachs Bank USA Expires, May 2018	USD	7,400,000	1,327,235
Pay a fixed rate of 4.66% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Credit Suisse International Expires, June 2018	USD	32,300,000	(5,840,319)
Pay a fixed rate of 4.84% and receive a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, July 2018	USD	78,800,000	(16,439,033)
Receive a fixed rate of 4.33% and pay a floating rate based on 3-month USD LIBOR
Counterparty, JPMorgan Chase Bank, National Association Expires, September 2018	USD	190,600,000	31,393,763
Receive a fixed rate of 4.38% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Citibank, N.A. Expires, September 2018	USD	14,200,000	2,419,518
Receive a fixed rate of 4.03% and pay a floating rate based on 3-month USD LIBOR
Counterparty, Deutsche Bank AG Expires, November 2018	USD	86,800,000	11,346,858

Total			$4,349,065

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments **
	Assets	Liabilities	Assets	Liabilities
Level 1	$520,695,139	$—	$—	$(8,071,549)
Level 2	2,472,486,552	(289,731,219)	167,189,170	(234,920,785)
Level 3	—	—	—	—

Total	$2,993,181,691	$(289,731,219)	$167,189,170	$(242,992,334)

**	Other financial instruments are options written, futures and swap contracts.

74	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Airlines — 0.0%
Delta Air Lines, Inc.(a)	4,748	$54,406

Auto Components — 0.0%
Dana Holding Corp.(a)	516,814	382,443
Hayes Lemmerz International, Inc.(a)	71,765	32,294

		414,737

Building Products — 0.0%
Armstrong World Industries, Inc.	331	7,156

Capital Markets — 0.1%
E*TRADE Financial Corp.(a)	382,878	440,310
Freedom Pay, Inc.(a)	314,534	3,145

		443,455

Communications Equipment — 0.1%
Loral Space & Communications, Inc.(a)	102,979	1,496,285

Computer & Office Equipment — 0.0%
Phase Metrics, Inc.(a)(b)	842,908	16,858

Diversified Financial Services — 0.0%
Adelphia Recovery Trust, Series ACC-1 INT(a)	1,108,793	11,088
Adelphia Recovery Trust, Series ACC-4 INT(a)(b)	2,414,212	9,657
Adelphia Recovery Trust, Series Arahova INT(a)	242,876	24,288
Adelphia Recovery Trust, Series Frontiervision INT(a)(b)	131,748	1

		45,034

Electrical Equipment — 0.0%
Sunpower Corp. - Class B(a)	1,523	46,360

Machinery — 0.0%
Reunion Industries, Inc.(a)	8,341	751

Miscellaneous — 0.0%
Curative Health Services Inc., Escrow Stock(b)(c)	570,169	191,577

Oil, Gas & Consumable Fuels — 0.2%
EXCO Resources, Inc.(a)	277,837	2,517,203

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (Canada)(a)(d)	321,575	244,861
Ainsworth Lumber Co. Ltd. (Canada)(a)(e)	286,543	218,186
Western Forest Products, Inc. (Canada)(a)(e)	83,810	14,936
Western Forest Products, Inc. (Canada)(a)(e)	301,922	53,805
Western Forest Products, Inc. (Canada)(a)(e)	301,922	12,228

		544,016

Specialty Retail — 0.0%
Mattress Discounters Corp.(a)(b)	22,488	—

Wireless Telecommunication Services — 0.1%
American Tower Corp. - Class A(a)	13,860	406,375
IPCS, Inc.(a)	143,217	982,469

		1,388,844

Total Common Stocks — 0.6%		7,166,682

Preferred Stocks
Diversified Financial Services — 0.2%
Marsico Parent Superhold Co. LLC,
3.95%(a)(d)	407	211,640
Preferred Blocker, Inc.,
9.00%	8,980	2,245,000

Total Preferred Stocks — 0.2%		2,456,640

	Par (000)
Capital Trusts
Diversified Financial Services — 2.0%
Citigroup, Inc., Depositary Shares,
8.40%, 12/31/49(f)	$27,810	18,362,665
JPMorgan Chase & Co., Depositary Shares,
7.90%(f)(g)	9,140	7,602,926

Total Capital Trusts — 2.0%		25,965,591

	Shares
Warrants
Insurance — 0.0%
ATH Holdings, Inc. (issued 12/21/05, expiring 10/24/15, strike price $0.01)(a)(b)	136	—

Manufacturing — 0.0%
Synventive Molding Solution	1	—

Medical & Medical Services — 0.0%
HealthSouth Corp. (issued 07/28/06, expiring 01/16/11, strike price $0.01)(a)	52,113	1

Plastics — 0.0%
ATEP Holdings, Inc. (issued 12/21/05, expiring 10/24/15, strike price $0.01)(a)(b)	136	—
ATPP Holdings, Inc. (issued 12/21/05, expiring 10/24/15, strike price $0.01)(a)(b)	136	—
ATPR Holdings, Inc. (issued 12/21/05, expiring 10/24/15, strike price $0.01)(a)(b)	136	—

		—

Total Warrants — 0.0%		1

	Par (000)
Corporate Bonds
Advertising — 1.1%
Affinion Group, Inc., Senior Unsecured Notes,
10.13%, 10/15/13	$6,905	5,040,650
Catalina Marketing Corp., Senior Notes,
11.25%, 10/01/15(d)(h)	15,058	9,034,800
R.H. Donnelley Corp., Senior Unsecured Notes,
11.75%, 5/15/15(d)	505	123,725

		14,199,175

Aerospace & Defense — 1.2%
DRS Technologies, Inc., Senior Subordinated Notes,
6.88%, 11/01/13	500	497,500
DRS Technologies, Inc., Senior Unsecured Notes,
6.63%, 2/01/16	250	250,000
Hexcel Corp., Senior Subordinated Notes,
6.75%, 2/01/15	730	554,800
L-3 Communications Corp., Senior Subordinated Notes,
5.88%, 1/15/15	7,000	6,300,000
Sequa Corp., Senior Notes,
11.75%, 12/01/15(d)	8,390	3,188,200
Sequa Corp., Senior Unsecured Notes,
13.50%, 12/01/15(d)(h)	14,309	4,721,996

		15,512,496

Air Transportation — 0.0%
Delta Air Lines, Inc., Escrow Bonds,
0.00%, 12/31/49(c)(i)	8,370	162,025

DECEMBER 31, 2008	75

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Airlines — 0.2%
American Airlines, Inc., Pass-Through Certificates, Series 99-1,
7.32%, 10/15/09	$1,375	$1,155,000
Continental Airlines, Inc., Pass-Through Certificates, Series 99-1B,
6.80%, 8/02/18	1,283	939,583

		2,094,583

Auto Components — 1.9%
Allison Transmission, Inc., Toggle Notes,
11.00%, 11/01/15 (d)	10,230	5,012,700
11.25%, 11/01/15 (d)(h)	4,165	1,624,350
American Tire Distributors, Inc., Senior Unsecured Notes,
7.71%, 4/01/12 (f)	1,910	1,413,400
Goodyear Tire & Rubber Co., Senior Unsecured Notes,
7.86%, 8/15/11	3,748	3,110,840
Goodyear Tire & Rubber Co., Unsecured Notes,
6.32%, 12/01/09 (f)	1,000	910,000
8.63%, 12/01/11	6,522	5,413,260
Lear Corp., Senior Unsecured Notes,
8.50%, 12/01/13	595	184,450
5.75%, 8/01/14	1,295	479,150
8.75%, 12/01/16	5,385	1,561,650
Meritor Automotive, Inc., Senior Notes,
6.80%, 2/15/09	176	171,600
Stanadyne Corp., Senior Subordinated Notes,
10.00%, 8/15/14	3,115	2,118,200
Stanadyne Holdings, Inc., Senior Unsecured Notes,
0.00%, 2/15/15 (j)(k)	5,455	2,454,750

		24,454,350

Automobiles — 0.1%
Ford Motor Co., Debentures,
8.90%, 1/15/32	4,000	960,000

Broadcasting — 0.0%
Adelphia Communications Corp., Escrow Bonds,
0.00%, 12/31/49 (b)(c)(i)	3,050	32,344
Century Communications, Escrow Bonds,
0.00%, 12/31/49 (b)(c)(i)	625	17,187

		49,531

Building Products — 1.0%
Nortek, Inc., Notes,
10.00%, 12/01/13	9,000	6,120,000
Ply Gem Industries, Inc., Notes,
11.75%, 6/15/13	12,265	6,623,100

		12,743,100

Capital Markets — 0.3%
E*TRADE Financial Corp., Senior Unsecured Notes,
12.50%, 11/30/17 (d)	8,910	4,276,800

Chemicals — 0.9%
Airgas, Inc., Senior Subordinated Notes,
6.25%, 7/15/14	614	521,900
American Pacific Corp., Senior Unsecured Notes,
9.00%, 2/01/15	3,250	2,697,500
CPG International I, Inc., Senior Unsecured Notes,
10.50%, 7/01/13	2,450	1,372,000
Innophos, Inc., Senior Subordinated Notes,
8.88%, 8/15/14	3,075	2,152,500
MacDermid, Inc., Senior Subordinated Notes,
9.50%, 4/15/17 (d)	5,360	2,787,200
Momentive Performance Materials, Inc., Senior Subordinated Notes,
11.50%, 12/01/16	4,610	1,359,950

		10,891,050

Commercial Services — 0.9%
ARAMARK Corp., Senior Unsecured Notes,
6.69%, 2/01/15 (f)	3,000	2,265,000
DI Finance/DynCorp International, Senior Subordinated Notes,
9.50%, 2/15/13	2,606	2,270,478
Sunstate Equipment Co. LLC, Notes,
10.50%, 4/01/13 (d)	7,760	4,035,200
U.S. Investigations Services, Inc., Unsecured Notes,
10.50%, 11/01/15 (d)(l)	4,100	2,993,000
Viant Holdings, Inc., Senior Subordinated Notes,
10.13%, 7/15/17 (d)	1,265	417,450

		11,981,128

Commercial Services & Supplies — 1.0%
Aleris International, Inc., Senior Subordinated Notes,
10.00%, 12/15/16	5,755	935,188
Aleris International, Inc., Toggle Notes,
9.00%, 12/15/14 (h)	2,450	122,500
Allied Waste North America, Inc., Notes,
6.13%, 2/15/14	5,500	4,977,500
Allied Waste North America, Inc., Senior Unsecured Notes,
7.38%, 4/15/14	1,015	959,175
Casella Waste Systems, Inc., Senior Subordinated Notes,
9.75%, 2/01/13	1,225	980,000
Corrections Corp. of America, Senior Notes,
7.50%, 5/01/11	1,200	1,188,000
Corrections Corp. of America, Senior Unsecured Notes,
6.75%, 1/31/14	350	326,375
Mobile Mini, Inc., Senior Unsecured Notes,
9.75%, 8/01/14	2,750	1,952,500
Waste Services, Inc., Senior Subordinated Notes,
9.50%, 4/15/14	1,850	1,313,500

		12,754,738

Computer Services — 0.8%
SunGard Data Systems, Inc., Senior Unsecured Notes,
9.13%, 8/15/13	4,030	3,485,950
10.63%, 5/15/15 (d)	8,200	7,011,000

		10,496,950

Construction Materials — 0.4%
Dycom Industries, Inc., Senior Subordinated Notes,
8.13%, 10/15/15	1,150	810,750
ESCO Corp., Senior Unsecured Notes,
5.87%, 12/15/13 (d)(f)	1,110	710,400
8.63%, 12/15/13 (d)	2,900	2,030,000

76	DECEMBER 31, 2008

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Construction Materials (concluded)
Texas Industries, Inc., Senior Unsecured Notes,
7.25%, 7/15/13	$1,105	$853,613

		4,404,763

Containers & Packaging — 2.3%
Ball Corp., Senior Unsecured Notes,
6.63%, 3/15/18	655	586,225
Berry Plastics Holding Corp., Notes,
8.88%, 9/15/14	520	226,200
Cascades, Inc. (Canada), Senior Unsecured Notes,
7.25%, 2/15/13(e)	1,715	874,650
Crown European Holdings SA,
6.25%, 9/01/11	13,225	16,177,370
Graphic Packaging International, Inc., Senior Notes,
8.50%, 8/15/11	2,755	2,300,425
Graphic Packaging International, Inc., Senior Subordinated Notes,
9.50%, 8/15/13	1,344	927,360
Impress Holdings BV (Netherlands), Notes,
7.88%, 9/15/13(d)(e)(f)	4,950	2,481,187
Owens Brockway Glass Container, Inc.,
6.75%, 12/01/14	1,760	1,908,257
Owens-Brockway Glass Container, Inc., Senior Unsecured Notes,
8.25%, 5/15/13	1,675	1,649,875
Packaging Dynamics Finance Corp., Senior Subordinated Notes,
10.00%, 5/01/16(d)	470	213,850
Pregis Corp., Senior Subordinated Notes,
12.38%, 10/15/13	4,715	2,121,750
Smurfit-Stone Container Corp., Senior Unsecured Notes,
8.00%, 3/15/17	1,850	351,500

		29,818,649

Diversified Financial Services — 9.1%
AES Ironwood LLC, Bonds,
8.86%, 11/30/25	3,499	3,044,237
AES Red Oak LLC, Bonds,
8.54%, 11/30/19	2,555	2,248,420
9.20%, 11/30/29	2,135	1,836,100
Axcan Intermediate Holdings, Inc., Senior Unsecured Notes,
12.75%, 3/01/16	3,050	2,562,000
BCM Ireland Finance Ltd.,
11.58%, 2/15/17(d)(f)	4,001	556,176
BMS Holdings, Inc., Senior Unsecured Notes,
10.60%, 2/15/12(d)(h)	2,312	855,419
CCM Merger, Inc., Senior Unsecured Notes,
8.00%, 8/01/13(d)	2,310	1,189,650
Chukchansi Economic Development Authority, Unsecured Notes,
6.10%, 11/15/12(d)(f)	990	492,525
Chukchansi Economic Development Authority, Senior Unsecured Notes,
8.00%, 11/15/13(d)	445	205,813
FCE Bank Plc,
3.99%, 9/30/09(f)	1,995	1,955,094
7.13%, 1/16/12	13,500	9,945,788
Ford Motor Credit Co. LLC, Unsecured Notes,
5.80%, 1/12/09	5,535	5,519,319
Ford Motor Credit Co., Unsecured Notes,
5.70%, 1/15/10	1,550	1,317,237
7.57%, 1/13/12(f)	1,900	1,235,000
General Motors Acceptance Corp. LLC,
6.00%, 12/15/11	1,424	1,151,931
6.88%, 8/28/12	3,916	3,005,843
4.40%, 12/01/14	7,383	4,134,480
6.75%, 12/01/14	12,602	8,657,826
8.00%, 11/01/31	11,414	6,784,367
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Notes,
6.65%, 11/15/14(f)	3,775	1,019,250
9.75%, 11/15/14	1,615	460,275
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Unsecured Notes,
8.13%, 6/01/12	4,445	3,422,650
7.13%, 2/15/13	14,091	9,722,790
iPayment, Inc., Subordinated Notes,
12.75%, 7/15/14(b)(d)(h)	15,822	8,701,966
Leucadia National Corp., Senior Unsecured Note,
8.13%, 9/15/15	7,575	6,078,938
Marsico Parent Superhold Co. LLC, Senior Notes,
14.50%, 1/15/18(d)(h)	1,575	726,692
Marsico Parent Superhold Co. LLC, Senior Subordinated Notes,
10.63%, 1/15/16(d)	6,273	2,893,421
Marsico Parent Superhold Co. LLC, Toggle Notes,
12.50%, 7/15/16(d)(h)	2,326	1,072,878
NSG Holdings LLC, Notes,
7.75%, 12/15/25(d)	10,470	8,166,600
Rainbow National Services LLC, Senior Notes,
8.75%, 9/01/12(d)	2,400	2,160,000
Rainbow National Services LLC, Senior Subordinated Notes,
10.38%, 9/01/14(d)	8,143	7,247,270
Residential Capital LLC, Notes,
8.50%, 5/15/10(d)	5,352	2,943,600
Residential Capital LLC, Unsecured Notes,
8.38%, 6/30/10	5,950	2,082,500
Snoqualmie Entertainment Authority, Senior Unsecured Notes,
6.88%, 2/01/14(d)(f)	1,220	707,600
Southern Star Central Corp., Senior Notes,
6.75%, 3/01/16(d)	2,925	2,427,750

		116,531,405

Diversified Manufacturing Operations — 0.2%
Harland Clarke Holdings Corp., Senior Unsecured Notes,
6.90%, 5/15/15(f)	1,120	358,400
9.50%, 5/15/15	1,360	516,800
Park-Ohio Industries, Inc., Senior Subordinated Notes,
8.38%, 11/15/14	630	258,300
RBS Global, Inc./Rexnord LLC, Senior Notes,
8.88%, 9/01/16	1,810	1,058,850

		2,192,350

Diversified Telecommunication Services — 15.1%
Asia Global Crossing Ltd. (Bermuda), Senior Unsecured Notes,
13.38%, 10/15/10(e)(i)	1,644	74,002
Broadview Networks Holdings, Inc., Notes,
11.38%, 9/01/12	7,135	4,923,150
Cellco Partnership, Unsecured Notes,
8.50%, 11/15/18(d)	3,060	3,585,332

DECEMBER 31, 2008	77

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Diversified Telecommunication Services (continued)
Centennial Communications, Senior Unsecured Notes,
8.13%, 2/01/14	$6,230	$6,323,450
Cincinnati Bell, Inc., Senior Unsecured Notes,
7.25%, 7/15/13	20,305	17,868,400
Cricket Communications, Inc., Senior Unsecured Notes,
9.38%, 11/01/14	10,040	9,036,000
10.00%, 7/15/15 (d)	6,000	5,490,000
Digicel Group Ltd. (Bermuda), Toggle Notes,
9.13%, 1/15/15 (d)(e)(h)	5,721	3,496,961
Digicel Group Ltd. (Bermuda), Unsecured Notes,
8.88%, 1/15/15 (d)(e)	8,795	5,716,750
Frontier Communications Corp., Senior Unsecured Notes,
6.25%, 1/15/13	6,925	5,886,250
7.88%, 1/15/27	500	290,000
Inmarsat Finance II Plc (United Kingdom), Senior Unsecured Notes,
10.38%, 11/15/12 (e)(j)	1,180	1,045,775
Inmarsat Finance Plc (United Kingdom), Senior Unsecured Notes,
7.63%, 6/30/12 (e)	600	522,750
Intelsat Corp., Senior Debentures,
6.88%, 1/15/28	2,690	1,694,700
Intelsat Corp., Senior Unsecured Notes,
9.25%, 6/15/16 (d)	6,850	6,233,500
Intelsat Subsidiary Holding Co. Ltd. (Bermuda), Senior Unsecured Notes,
8.50%, 1/15/13 (d)(e)	3,000	2,775,000
MetroPCS Wireless, Inc., Senior Unsecured Notes,
9.25%, 11/01/14	17,041	15,251,695
Nordic Telephone Co. Holdings Aps, Senior Unsecured Notes,
8.88%, 5/01/16 (d)	8,655	6,058,500
10.29%, 5/01/16 (f)	2,400	2,251,876
Nortel Networks Ltd. (Canada), Senior Unsecured Notes,
9.00%, 7/15/11 (e)(f)	6,960	1,740,000
Orascom Telecom Finance SCA (Luxembourg), Senior Unsecured Notes,
7.88%, 2/08/14 (d)(e)	1,440	763,200
ProtoStar I Ltd. (Bermuda), Notes,
10.50%, 10/15/12 (d)(e)(f)	10,242	5,633,362
Qwest Communications International, Inc., Senior Unsecured Notes,
5.65%, 2/15/09 (f)	495	492,525
7.50%, 2/15/14	20,425	14,603,875
Qwest Corp., Debentures,
7.50%, 6/15/23	5,724	4,006,800
7.13%, 11/15/43	1,610	966,000
Qwest Corp., Unsecured Notes,
5.25%, 6/15/13 (f)	2,000	1,490,000
7.50%, 10/01/14	7,735	6,420,050
6.50%, 6/01/17	3,170	2,345,800
Sprint Capital Corp., Senior Notes,
6.88%, 11/15/28	1,980	1,178,100
Sprint Capital Corp., Senior Unsecured Notes,
7.63%, 1/30/11	18,640	15,564,400
Verizon Communications, Inc., Senior Unsecured Notes,
8.75%, 11/01/18	8,380	9,831,600
Virgin Media Finance Plc (United Kingdom), Senior Unsecured Notes,
8.75%, 4/15/14 (e)	2,665	1,998,750

West Corp., Senior Subordinated Notes,
11.00%, 10/15/16	8,580	3,989,700
West Corp., Senior Unsecured Notes,
9.50%, 10/15/14	1,965	1,080,750
Wind Acquisition Finance SA (Luxembourg), Senior Unsecured Notes,
10.75%, 12/01/15 (d)(e)	10,490	9,021,400
Windstream Corp., Senior Unsecured Notes,
8.13%, 8/01/13	9,725	8,947,000
8.63%, 8/01/16	5,830	5,159,550

		193,756,953

Electric Utilities — 3.6%
AES Eastern Energy LP, Pass-Through Certificates, Series 99-A,
9.00%, 1/02/17	3,078	2,736,449
AES Eastern Energy LP, Pass-Through Certificates, Series 99-B,
9.67%, 1/02/29	500	405,000
Edison Mission Energy, Senior Unsecured Notes,
7.50%, 6/15/13	715	654,225
7.75%, 6/15/16	550	489,500
7.00%, 5/15/17	2,795	2,431,650
7.20%, 5/15/19	4,690	3,845,800
Elwood Energy LLC, Bonds,
8.16%, 7/05/26	4,468	3,028,950
Energy Future Holdings Corp., Toggle Notes,
11.25%, 11/01/17 (d)(h)	13,450	6,859,500
FPL Energy National Wind, Bonds,
6.13%, 3/25/19 (d)	487	423,471
Homer City Funding LLC, Senior Secured Notes,
8.73%, 10/01/26	1,155	1,062,600
Ipalco Enterprises Inc., Notes,
8.63%, 11/14/11	1,960	1,832,600
7.25%, 4/01/16 (d)	2,410	1,976,200
National Power Corp. (Philippines), Bonds,
9.63%, 5/15/28 (e)	10,200	8,262,000
Tenaska Alabama Partners LP, Bonds,
7.00%, 6/30/21 (d)	830	650,850
Texas Competitive Electric Holding LLC, Senior Notes,
10.25%, 11/01/15 (d)	6,700	4,757,000
Texas Competitive Electric Holdings Co. LLC,
10.50%, 11/01/15 (d)(f)	1,860	1,320,600
Texas Competitive Electric Holdings Co. LLC, Toggle Notes,
10.50%, 11/01/16 (d)(h)	11,430	5,829,300

		46,565,695

Electronic Equipment, Instruments — 0.1%
Sanmina-SCI Corp., Senior Subordinated Notes,
8.13%, 3/01/16	2,515	980,850

Energy & Utilities — 0.0%
Mirant America Corp., Escrow Bonds,
0.00%, 12/31/49 (b)(c)(d)(i)(m)	5,150	32,700
Mirant Americas Generation LLC, Escrow Bonds,
0.00%, 12/31/49 (b)(c)(i)	1,215	—

		32,700

Energy Equipment & Services — 0.9%
Compagnie Generale de Geophysique (France), Senior Unsecured Notes,
7.75%, 5/15/17 (e)	6,730	3,903,400

78	DECEMBER 31, 2008

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Energy Equipment & Services (concluded)
Hornbeck Offshore Services, Inc., Senior Unsecured Notes,
6.13%, 12/01/14	$955	$620,750
North American Energy Partners, Inc. (Canada), Senior Unsecured Notes,
8.75%, 12/01/11(e)	5,520	4,195,200
Transocean, Inc. (Switzerland), Senior Unsecured Notes,
1.63%, 12/15/37(e)	2,645	2,304,456

		11,023,806

Finance — 0.2%
Duloxetine Royalty (Cayman Islands), Secured Notes (acquired 10/18/05, cost $2,500,000),
13.00%, 10/15/13(e)(n)	2,200	2,024,000
Eagle-Picher, Inc., Escrow Bonds,
0.00%, 12/31/49(b)(c)(m)	3,285	—

		2,024,000

Food & Staples Retailing — 0.2%
Rite Aid Corp., Senior Secured Notes,
7.50%, 3/01/17	4,520	2,938,000

Food Products — 0.3%
AmeriQual Group LLC, Notes,
9.50%, 4/01/12(d)	625	343,750
Smithfield Foods, Inc., Senior Unsecured Notes,
7.75%, 7/01/17	1,415	806,550
Tyson Foods, Inc., Senior Unsecured Notes,
3.25%, 10/15/13	3,420	2,757,375

		3,907,675

Health Care Equipment & Supplies — 0.4%
Hologic, Inc., Senior Unsecured Notes,
2.00%, 12/15/37(j)	9,580	5,568,375

Health Care Providers & Services — 1.7%
Community Health Systems, Inc., Senior Unsecured Notes,
8.88%, 7/15/15	3,745	3,445,400
Tenet Healthcare Corp., Senior Unsecured Notes,
6.38%, 12/01/11	2,130	1,645,425
6.50%, 6/01/12	21,958	16,688,080

		21,778,905

Hotels, Restaurants & Leisure — 2.3%
Buffets, Inc., Senior Unsecured Notes,
12.50%, 11/01/14(d)(i)	1,980	3,712
Fontainebleau Las Vegas Holdings LLC, Second Mortgage Bonds,
10.25%, 6/15/15(d)	2,115	206,212
Gaylord Entertainment Co., Senior Unsecured Notes,
8.00%, 11/15/13	3,215	2,218,350
Great Canadian Gaming Corp. (Canada), Senior Subordinated Notes,
7.25%, 2/15/15(d)(e)	2,870	1,951,600
Greektown Holdings LLC, Senior Notes,
10.75%, 12/01/13(d)(i)	2,698	634,030
Harrah’s Operating Co., Inc., Senior Secured Notes,
10.00%, 12/15/18(d)	4,843	1,767,695
Harrah’s Operating Co., Inc., Toggle Notes,
10.75%, 2/01/18(d)(h)	5,533	636,295
Harrah’s Operating Co., Inc., Unsecured Notes,
10.75%, 2/01/16(d)	15,148	4,317,180
Landry’s Restaurants, Inc., Senior Notes,
9.50%, 12/15/14	2,880	2,880,000
Little Traverse Bay Bands of Odawa Indians, Senior Unsecured Notes,
10.25%, 2/15/14(d)	1,075	677,250
Mashantucket Pequot Tribe, Unsecured Notes,
8.50%, 11/15/15(d)	35	13,738
MGM Mirage, Inc., Senior Notes,
6.00%, 10/01/09	2,745	2,621,475
Park Place Entertainment, Senior Subordinated Notes,
8.13%, 5/15/11	250	122,500
Seneca Gaming Corp., Senior Unsecured Notes,
7.25%, 5/01/12	3,700	2,978,500
Tropicana Entertainment LLC, Senior Subordinated Notes,
9.63%, 12/15/14(i)	685	6,850
Virgin River Casino Corp., Notes,
9.00%, 1/15/12	14,355	4,306,500
Waterford Gaming LLC, Senior Notes,
8.63%, 9/15/14(d)	4,320	3,024,000
Wynn Las Vegas LLC, First Mortgage Notes,
6.63%, 12/01/14	1,445	1,090,975

		29,456,862

Household Durables — 0.3%
American Greetings Corp., Senior Unsecured Notes,
7.38%, 6/01/16	210	140,700
Centex Corp., Unsecured Notes,
4.55%, 11/01/10	590	489,700
Jarden Corp., Senior Subordinated Notes,
7.50%, 5/01/17	3,125	2,132,813
Stanley-Martin Communities LLC, Senior Subordinated Notes,
9.75%, 8/15/15	4,970	1,416,450

		4,179,663

Housewares — 0.3%
Ames True Temper, Inc., Senior Unsecured Notes,
8.75%, 1/15/12(f)	5,865	3,577,650

Independent Power Producers & Energy Traders — 1.7%
NRG Energy, Inc., Senior Unsecured Notes,
7.25%, 2/01/14	2,175	2,033,625
7.38%, 2/01/16	21,790	20,264,700

		22,298,325

Insurance — 0.5%
Americo Life, Inc., Senior Unsecured Notes,
7.88%, 5/01/13 (d)	6,000	5,700,000
USI Holdings Corp., Senior Unsecured Notes,
6.02%, 11/15/14 (d)(f)	1,760	715,000

		6,415,000

Iron/Steel — 0.2%
California Steel Industries, Inc., Senior Unsecured Notes,
6.13%, 3/15/14	1,990	1,194,000
RathGibson, Inc., Senior Unsecured Notes,
11.25%, 2/15/14	910	202,475
Ryerson, Inc., Notes,
10.57%, 11/01/14 (d)(f)	1,930	1,273,800

DECEMBER 31, 2008	79

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Iron/Steel (concluded)
12.00%, 11/01/15(d)	$610	$376,675

		3,046,950

IT Services — 0.2%
Alliance Data Systems Corp., Senior Unsecured Notes,
1.75%, 8/01/13(d)	2,650	1,987,500

Life Sciences Tools & Services — 0.4%
Bio-Rad Laboratories, Inc., Senior Subordinated Notes,
7.50%, 8/15/13	1,270	1,127,125
Life Technologies Corp., Senior Unsecured Notes,
2.00%, 8/01/23	3,680	3,445,400

		4,572,525

Machinery — 0.5%
Accuride Corp., Senior Subordinated Notes,
8.50%, 2/01/15	4,180	1,368,950
American Railcar Industries, Inc., Senior Unsecured Notes,
7.50%, 3/01/14	690	455,400
Terex Corp., Senior Subordinated Notes,
7.38%, 1/15/14	1,000	870,000
Titan International, Inc., Senior Unsecured Notes,
8.00%, 1/15/12	5,370	3,973,800

		6,668,150

Manufacturing — 0.0%
Synventive Molding Solution,
14.00%, 7/14/11	500	210,000
Marine — 0.3%
Horizon Lines Inc., Senior Unsecured Notes,
4.25%, 8/15/12	6,025	3,087,812
Navios Martime Holding, Inc. (Marshall Island), Senior Unsecured Notes,
9.50%, 12/15/14(e)	1,198	664,890

		3,752,702

Media — 6.3%
Barrington Broadcasting Group LLC, Senior Subordinated Notes,
10.50%, 8/15/14	1,895	736,681
Cablevision Systems Corp., Senior Unsecured Notes,
8.33%, 4/01/09(f)	15,110	15,072,225
8.00%, 4/15/12	325	289,250
Cengage Learning Acquisitions, Inc., Senior Unsecured Notes,
10.50%, 1/15/15(d)	30,180	12,373,800
Charter Communications Holdings II LLC, Senior Unsecured Notes,
10.25%, 9/15/10	7,445	3,275,800
Charter Communications Holdings II LLC, Unsecured Notes,
10.25%, 9/15/10	7,365	3,387,900
CMP Susquehanna Corp., Senior Subordinated Notes,
9.88%, 5/15/14	4,000	160,000
CSC Holdings, Inc., Senior Unsecured Notes,
8.13%, 7/15/09	1,150	1,144,250
DIRECTV Holdings LLC, Unsecured Notes,
8.38%, 3/15/13	4,750	4,726,250
DIRECTV Holdings LLC/DIRECTV Financing Co., Senior Unsecured Notes,
7.63%, 5/15/16	3,165	3,070,050
EchoStar DBS Corp., Senior Notes,
6.38%, 10/01/11	3,000	2,790,000
EchoStar DBS Corp., Senior Unsecured Notes,
7.00%, 10/01/13	13,285	11,524,737
ION Media Networks, Inc., Senior Subordinate Notes,
11.00%, 7/31/13	159	1,507
Liberty Media Corp., Senior Debentures,
3.13%, 3/30/23	1,400	1,004,500
Local Insight Regatta Holdings, Inc., Senior Subordinated Notes,
11.00%, 12/01/17	3,198	831,480
Mediacom Broadband LLC, Senior Unsecured
Notes,
8.50%, 10/15/15	4,185	2,725,481
Mediacom LLC/Mediacom Capital Corp., Senior Unsecured Notes,
9.50%, 1/15/13	1,155	872,025
Network Communications, Inc., Senior Unsecured Notes,
10.75%, 12/01/13	2,215	611,894
Nielsen Finance LLC, Senior Unsecured Notes,
10.00%, 8/01/14	13,540	10,832,000
Sinclair Broadcast Group, Inc., Senior Subordinated Notes,
4.88%, 7/15/18(j)	1,285	629,650
TL Acquistions, Inc., Senior Subordinate Notes,
0.00%, 7/15/15(d)(j)	5,395	1,564,550
Virgin Media, Inc., Senior Unsecured Notes,
6.50%, 11/15/16(d)	7,875	3,405,938

		81,029,968

Metals & Mining — 2.6%
Century Aluminum Co., Senior Unsecured Notes,
7.50%, 8/15/14	2,605	1,497,875
CII Carbon LLC, Senior Subordinated Notes,
11.13%, 11/15/15(d)	3,010	1,926,400
Evraz Group SA (Luxembourg), Unsecured Notes,
8.88%, 4/24/13(d)(e)	4,350	2,218,500
9.50%, 4/24/18(d)(e)	2,930	1,465,000
FMG Finance Property Ltd. (Australia), Notes,
6.20%, 9/01/11(d)(e)(f)	2,780	1,695,800
10.63%, 9/01/16(d)(e)	2,465	1,429,700
Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes,
7.08%, 4/01/15(f)	12,195	8,048,700
8.38%, 4/01/17	3,305	2,710,100
Newmont Mining Corp., Senior Unsecured Notes,
1.63%, 7/15/17	3,840	4,080,000
Novelis, Inc. (Canada), Senior Unsecured Notes,
7.25%, 2/15/15(e)	1,575	913,500
Steel Dynamics, Inc., Senior Unsecured Notes,
7.38%, 11/01/12	7,340	5,358,200
Vedanta Resources Plc (United Kingdom), Senior Unsecured Notes,
9.50%, 7/18/18(d)	3,960	2,059,200

		33,402,975

80	DECEMBER 31, 2008

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Oil, Gas & Consumable Fuels — 8.5%
Frontier Oil Corp., Escrow Bonds,
0.00%, 12/31/49(b)(c)(i)	$500	$—

Arch Western Finance LLC, Senior Notes,
6.75%, 7/01/13(f)	825	717,750
Atlas Energy Resources LLC, Senior Unsecured Notes,
10.75%, 2/01/18(d)	11,540	7,039,400
Atlas Pipeline Partners LP, Senior Unsecured Notes,
8.75%, 6/15/18(d)	4,500	2,947,500
Berry Petroleum Co., Senior Subordinated Notes,
8.25%, 11/01/16	815	440,100
Chaparral Energy, Inc., Senior Unsecured Notes,
8.50%, 12/01/15	2,955	591,000
Chesapeake Energy Corp., Senior Unsecured Notes,
6.38%, 6/15/15	4,670	3,689,300
6.63%, 1/15/16	2,040	1,611,600
7.25%, 12/15/18	8,780	6,848,400
6.88%, 11/15/20	300	216,000
2.25%, 12/15/38	5,100	2,288,625
Cimarex Energy Co., Senior Unsecured Notes,
7.13%, 5/01/17	3,115	2,429,700
Compton Petroleum Finance Corp. (Canada), Senior Notes,
7.63%, 12/01/13(e)	5,025	1,507,500
Connacher Oil and Gas Ltd. (Canada), Notes,
10.25%, 12/15/15(d)(e)	7,935	3,174,000
Corral Petroleum Holdings AB (Sweden), Toggle Notes,
6.25%, 4/15/10(d)(e)(h)	1,162	597,159
Denbury Resources, Inc., Senior Subordinated Notes,
7.50%, 4/01/13-12/15/15	4,335	3,087,100
Drummond Co., Inc., Senior Unsecured Notes,
7.38%, 2/15/16(d)	3,460	1,678,100
Dynegy Holdings, Inc., Senior Unsecured Notes,
8.38%, 5/01/16	1,515	1,075,650
7.75%, 6/01/19	7,325	5,054,250
Dynegy Roseton Danskammer LLC, Pass-Through Certificates, Series B,
7.67%, 11/08/16	5,225	3,762,000
Encore Acquisition Co., Senior Subordinated Notes,
6.00%, 7/15/15	3,400	2,193,000
EXCO Resources, Inc., Notes,
7.25%, 1/15/11	4,255	3,318,900
Forest Oil Corp., Senior Unsecured Notes,
7.25%, 6/15/19(d)	10,345	7,551,850
Foundation Pennsylvania Coal Co., Senior Unsecured Notes,
7.25%, 8/01/14	3,225	2,644,500
Newfield Exploration Co., Senior Subordinated Notes,
6.63%, 9/01/14-4/15/16	4,350	3,492,750
7.13%, 5/15/18	3,875	3,061,250
OPTi, Inc. (Canada), Notes,
7.88%, 12/15/14(e)	5,555	2,833,050
8.25%, 12/15/14(e)	9,730	5,254,200
Overseas Shipholding Group, Inc., Debentures,
8.75%, 12/01/13	3,980	3,233,750
Petrohawk Energy Corp., Senior Unsecured Notes,
7.88%, 6/01/15(d)	8,810	6,519,400
Range Resources Corp., Senior Subordinated Notes,
7.38%, 7/15/13	2,325	2,028,562
Sabine Pass LNG LP, Notes,
7.50%, 11/30/16	1,500	1,080,000
SandRidge Energy, Inc., Senior Unsecured Notes,
5.08%, 4/01/14(f)	2,250	1,196,584
8.00%, 6/01/18(d)	5,600	3,108,000
SandRidge Energy, Inc., Toggle Notes,
9.38%, 4/01/15(h)	4,065	2,134,125
Southwestern Energy Co., Senior Unsecured Notes,
7.50%, 2/01/18(d)	2,165	1,894,375
Swift Energy Co., Senior Unsecured Notes,
7.13%, 6/01/17	3,950	2,231,750
Whiting Petroleum Corp., Senior Subordinated Notes,
7.25%, 5/01/12-5/01/13	5,925	4,271,675
The Williams Cos., Inc., Index Linked Security,
3.44%, 10/01/10(d)(f)	2,110	1,860,917

		108,663,772

Paper & Forest Products — 2.0%
Ainsworth Lumber Co. Ltd. (Canada), Toggle Notes,
11.00%, 7/29/15(d)(e)	2,362	1,417,408
Boise Cascade LLC, Senior Subordinated Notes,
7.13%, 10/15/14	2,679	1,500,240
Bowater, Inc., Debentures,
9.00%, 8/01/09	7,190	1,869,400
Bowater, Inc., Senior Unsecured Notes,
5.00%, 3/15/10(f)	3,455	552,800
Catalyst Paper Co. (Canada), Senior Unsecured Notes,
7.38%, 3/01/14(e)	2,275	841,750
Domtar Corp., Unsecured Notes,
7.88%, 10/15/11	1,685	1,432,250
7.13%, 8/15/15	3,170	2,060,500
Georgia-Pacific LLC, Senior Unsecured Notes,
8.13%, 5/15/11	2,700	2,538,000
NewPage Corp., Notes,
10.00%, 5/01/12	21,190	9,323,600
Verso Paper Holdings LLC, Notes,
6.94%, 8/01/14(f)	1,825	529,250
9.13%, 8/01/14	7,790	3,077,050
Verso Paper Holdings LLC, Senior Subordinated Notes,
11.38%, 8/01/16	3,465	1,039,500

		26,181,748

Pharmaceuticals — 1.9%
Angiotech Pharmaceutical, Inc. (Canada), Senior Unsecured Notes,
5.95%, 12/01/13(e)(f)	9,430	4,573,550
Biomet, Inc., Senior Subordinated Notes,
11.63%, 10/15/17	1,660	1,419,300
Biomet, Inc., Senior Unsecured Notes,
10.00%, 10/15/17	2,000	1,920,000
Catalent Pharma Solutions, Inc.,
9.75%, 4/15/17	630	192,661
Catalent Pharma Solutions, Inc., Toggle Notes,
9.50%, 4/15/15	4,460	1,694,800
DJO Finance LLC, Senior Unsecured Notes,
10.88%, 11/15/14	20,245	14,576,400

		24,376,711

DECEMBER 31, 2008	81

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Professional Services — 0.2%
FTI Consulting, Inc., Senior Unsecured Notes,
7.75%, 10/01/16	$2,905	$2,389,362

Real Estate — 0.1%
Ashton Woods USA LLC, Senior Subordinated Notes,
9.50%, 10/01/15(i)	2,685	537,000
Realogy Corp., Senior Subordinated Notes,
12.38%, 4/15/15	3,295	444,825
Realogy Corp., Senior Unsecured Notes,
10.50%, 4/15/14	2,845	490,763

		1,472,588

Semiconductor Equipment — 0.1%
Spansion LLC, Notes,
5.33%, 6/01/13(d)(f)	4,155	747,900

Software — 0.3%
First Data Corp., Senior Unsecured Notes,
9.88%, 9/24/15	6,850	4,144,250

Specialty Retail — 1.2%
Asbury Automotive Group, Inc., Senior Subordinated Notes,
8.00%, 3/15/14	1,700	807,500
7.63%, 3/15/17	1,590	739,350
General Nutrition Centers, Inc., Senior Subordinated Notes,
10.75%, 3/15/15	7,290	4,082,400
General Nutrition Centers, Inc., Toggle Notes,
7.58%, 3/15/14(h)	5,345	2,725,950
Group 1 Automotive, Inc., Senior Unsecured Notes,
2.25%, 6/15/36(j)	3,320	1,435,900
Lazy Days RV Center, Inc., Senior Notes,
11.75%, 5/15/12(i)	4,240	466,400
Michaels Stores, Inc., Senior Subordinated Notes,
11.38%, 11/01/16	1,905	619,125
Michaels Stores, Inc., Senior Unsecured Notes,
10.00%, 11/01/14	455	207,025
Penske Auto Group, Inc., Senior Subordinated Notes,
7.75%, 12/15/16	4,950	2,301,750
Rent-A-Center, Inc., Senior Subordinated Notes,
7.50%, 5/01/10	680	625,600
Sally Holdings LLC, Senior Subordinated Notes,
10.50%, 11/15/16	1,677	1,140,360

		15,151,360

Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., Senior Unsecured Notes,
8.88%, 4/01/16	1,600	1,088,000
Quiksilver, Inc., Senior Unsecured Notes,
6.88%, 4/15/15	2,000	645,000

		1,733,000

Tobacco — 0.4%
Vector Group Ltd., Notes,
11.00%, 8/15/15	6,400	4,800,000

Trading Companies & Distributors — 0.1%
Russel Metals, Inc. (Canada), Senior Subordinated Notes,
6.38%, 3/01/14(e)	1,625	1,251,250

Travel Services — 0.0%
Travelport LLC, Senior Subordinated Notes,
11.88%, 9/01/16	1,000	280,000

Wireless Telecommunication Services — 1.9%
American Tower Corp., Senior Unsecured Notes,
5.00%, 2/15/10	4,270	3,997,788
7.50%, 5/01/12	5,025	4,949,625
7.13%, 10/15/12	580	571,300
American Tower Corp., Unsecured Notes,
3.00%, 8/15/12	1,845	2,675,250
FiberTower Corp., Notes,
9.00%, 11/15/12(d)	4,290	900,900
iPCS, Inc., Notes,
5.32%, 5/01/13(f)	10,585	7,515,350
Sprint Nextel Corp., Unsecured Notes,
1.87%, 6/28/10(f)	5,020	4,205,319

		24,815,532

Total Corporate Bonds — 76.3%		978,705,795

Floating Rate Loan Interests
Air Transportation — 0.0%
Northwest Airlines Corp., Trade Claim Participation,
0.00%, 12/31/49(b)(f)	8,100	10,125

Business Services — 1.0%
Turbo Beta Ltd., Dollar Facility,
14.50%, 3/15/18(b)(f)	13,128	12,865,062

Chemicals — 0.6%
PQ Corp. (aka Niagara Acquisition, Inc.), Loan (Second Lien) (acquired 07/09/08, cost $9,191,250),
9.30%, 7/30/15(f)(n)	10,750	4,971,875
PQ Corp. (aka Niagara Acquisition, Inc.), Term Loan (First Lien),
6.05%, 7/30/14(f)	3,525	2,009,250
7.02%, 7/30/14(f)	206	117,563
Solutia, Inc., Loan,
8.50%, 2/28/14(f)	1,247	835,390

		7,934,078

Construction Materials — 0.1%
Building Materials Corp. of America, Term Loan Advance,
5.56%, 2/24/14(f)	2,521	1,499,957

Containers & Packaging — 0.1%
Berry Plastics Group, Inc., Loan,
9.79%, 6/15/14(f)	4,240	847,906

Energy & Utilities — 1.6%
Calpine Corp., First Priority Term Loan,
6.65%, 3/29/14(f)	4,079	2,992,527
MACH Gen LLC, Synthetic L/C Loan (First Lien),
3.51%, 2/22/14(f)	460	402,873
MACH Gen LLC, Term C Loan,
10.31%, 12/31/49(f)	4,165	2,315,304
Texas Competitive Electric Holdings Co. LLC (TXU), Initial Tranche B-1 Term Loan,
5.27%, 10/10/14(f)	1,292	893,015
7.26%, 10/10/14(f)	3	2,267
Texas Competitive Electric Holdings Co. LLC (TXU), Initial Tranche B-2 Term Loan,
5.27%, 10/10/14(f)	1,543	1,066,562
5.99%, 10/10/14(f)	1,159	801,109
7.26%, 10/10/14(f)	14	9,505

82	DECEMBER 31, 2008

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Floating Rate Loan Interests
Energy & Utilities (concluded)
Texas Competitive Electric Holdings Co. LLC (TXU), Initial Tranche B-3 Term Loan,
5.37%, 10/10/14(f)	$16,665	$11,520,007
7.26%, 10/10/14(f)	85	58,626

		20,061,795

Entertainment & Leisure — 0.2%
EB Sports Corp., Loan,
8.98%, 5/01/12(f)	334	233,752
8.99%, 5/01/12(f)	6,105	1,805,725
HIT Entertainment, Inc. (United Kingdom), 2nd Lien,
8.21%, 1/31/13(f)	1,500	450,000

		2,489,477

Finance — 1.9%
Affinion Group Holdings, Inc., Loan,
9.87%, 3/01/12(f)	7,900	3,555,000
BLB Worldwide Holdings, Inc. (Wembley, Inc.), Second Priority Term Loan,
7.06%, 8/31/12(f)(i)	500	178,161
Hawker Beechcraft Acquisition Co. LLC, LC Facility Deposit,
5.76%, 3/31/14(f)	91	46,677
Hawker Beechcraft Acquisition Co. LLC, Term Loan,
3.46%, 3/31/14(f)	1,438	740,760
4.80%, 3/31/14(f)	105	54,145
Kabel Deutschland Holdings GMBH (Germany) (EUR), PIK,
11.26%, 12/15/14(f)	2,631	1,682,489
Marsico Parent Co. LLC, Term Loan,
4.44%, 11/14/14(f)	282	134,059
5.81%, 11/14/14(f)	326	154,891
6.25%, 11/14/14(f)	326	154,891
7.75%, 11/14/14(f)	489	232,337
Travelport LLC (AKA Travelport, Inc.) PIK Term Loan,
8.94%, 3/22/12(f)	10,212	2,195,495
Wind Acquisition Holdings Finance S.A. (Luxembourg), Dollar PIK Loan,
10.04%, 12/21/11(e)(f)	6,873	4,123,908
Wind Finance SL S.A. (Luxembourg), Dollar Facility (Second Lien),
8.76%, 12/17/14(e)(f)	2,250	1,852,499
Wind Finance SL S.A. (Luxembourg), Euro Facility (Second Lien),
11.47%, 12/17/14(f)	8,120	9,216,156

		24,321,468

Independent Power Producers & Energy Traders — 0.2%
NRG Energy, Inc., Credit-Linked Deposit,
5.26%, 2/01/13(f)	905	781,871
NRG Energy, Inc., Term Loan,
5.26%, 2/01/13(f)	1,839	1,588,721

		2,370,592

Manufacturing — 1.5%
Allison Transmission, Inc., Term Loan,
4.19%, 8/07/14(f)	362	200,298
4.58%, 8/07/14(f)	1,594	881,312
5.75%, 8/07/14(f)	2,390	1,321,371
Delphi Corp., Initial Tranche C Loan (DIP),
8.50%, 3/31/09(f)	14,965	2,943,170
Delphi Corp., Subsequent Tranche C Loan (DIP),
8.50%, 3/31/09(f)	1,560	306,794
Georgia-Pacific LLC, Term B Loan,
2.76%, 12/20/12(f)	83	67,475
3.69%, 12/20/12(f)	124	100,487
4.20%, 12/20/12(f)	6,167	5,007,876
5.26%, 12/20/12(f)	69	55,702
Navistar International Corp., Revoloving Credit Linked Deposit,
3.72%, 1/19/12(f)	560	305,951
7.13%, 1/19/12(f)	894	488,538
Navistar International Corp., Term Advance,
3.72%, 1/19/12(f)	3,997	2,184,846
Stile Acquisition Corp. (aka Masonite), Canadian Term Loan,
6.00%, 4/05/13(f)	6,484	2,768,569
Stile U.S. Acquisition Corp. (aka Masonite), US Term Loan,
5.05%, 4/05/13(f)	1,736	741,405
5.50%, 4/05/13(f)	4,315	1,842,495

		19,216,289

Media — 0.4%
Newsday LLC, Fixed Rate Term Loan,
9.75%, 8/01/13(f)	3,805	3,044,000
Nielsen Finance LLC, Dollar Term Loan,
3.83%, 8/09/13(f)	825	555,065
4.39%, 8/09/13(f)	2,417	1,627,014

		5,226,079

Medical & Medical Services — 0.1%
Rotech Healthcare, Inc., Term Loan,
9.14%, 9/26/11(f)	2,952	1,771,338

Motor Vehicles — 0.8%
Dana Holding Corp., Term Advance,
6.75%, 1/31/15(f)	5,732	2,701,349
7.25%, 1/31/15(f)	4,300	2,026,349
7.52%, 1/31/15(f)	264	124,351
Ford Motor Co., Term Loan,
5.00%, 12/16/13(f)	8,681	3,483,322
General Motors Corp., Secured Term Loan,
5.80%, 11/17/13(f)	5,721	2,574,399

		10,909,770

Oil, Gas & Consumable Fuels — 0.2%
Dynegy Holdings, Inc., L/C Facility Term Loan,
2.94%, 4/02/13(f)	2,789	2,084,953
Dynegy Holdings, Inc., Tranche B Term Loan,
1.97%, 4/02/13(f)	135	100,661

		2,185,614

Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd. (Canada), Term Loan,
6.44%, 6/12/14(e)(f)	2,000	1,410,000
Verso Paper Finance Holdings LLC, Loan,
9.03%, 2/01/13(b)(f)	6,017	1,203,328

		2,613,328

DECEMBER 31, 2008	83

Schedule of Investments (continued)	High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Floating Rate Loan Interests
Publishing & Printing — 1.4%
HMH Publishing Co. Ltd. (aka Education Media), Mezzanine,
13.00%, 11/14/14(f)	$21,973	$13,184,073
HMH Publishing Co. Ltd. (aka Education Media), Tranche A Term Loan,
6.49%, 11/14/14	8,766	5,142,669

		18,326,742

Real Estate — 0.4%
Realogy Corp., Initial Term B Loan,
5.71%, 10/10/13(f)	6,303	3,918,519
Realogy Corp., Synthetic LC,
3.47%, 10/10/13(f)	1,831	1,138,341

		5,056,860

Retail Merchandising — 0.6%
Bausch & Lomb, Inc., Delayed Draw Term Loan,
1.25%, 4/11/15(f)	363	245,258
6.05%, 4/11/15(f)	544	367,888
Bausch & Lomb, Inc., Parent Term Loan,
6.05%, 4/11/15(f)	3,593	2,428,058
Dollar General Corp., Tranche B-1 Term Loan,
4.17%, 7/03/14(f)	545	419,319
4.18%, 7/03/14(f)	1,791	1,376,524
4.52%, 7/03/14(f)	470	361,482
6.17%, 7/03/14(f)	3,589	2,758,831

		7,957,360

Semiconductor Equipment — 0.1%
Applied Tech Products Corp., Tranche A Term Loan,
9.50%, 10/24/10(b)(f)	357	259,478
Applied Tech Products Corp., Tranche B Term Loan,
0.00%, 4/24/11(b)	669	163,768
Applied Tech Products Corp., Tranche C Term Loan,
0.00%, 10/24/11(b)	266	—
Electrical Components International Holdings Co. (ECI), Term Loan (Second Lien),
12.73%, 5/19/14(f)	1,000	250,000

		673,246

Telecommunications — 0.1%
Hawaiian Telecom Communications, Inc., Tranche C Term Loan,
6.26%, 5/30/14(f)	4,800	1,803,427

Total Floating Rate Loan Interests — 11.5%		148,140,513

Total Long-Term Investments (Cost — $1,754,726,424) — 90.6%		1,162,435,222

	Par/Shares (000)
Short-Term Securities
TCW Money Market Fund, 1.38%(o)	81,567	81,567,468
Institutional Money Market Trust,
1.15%(o)(p)(q)	243	242,720

Total Short-Term Securities (Cost — $81,810,188) — 6.4%		81,810,188

	Contracts
Options Purchased
Exchange-Traded
Call Options Purchased
Marsico Parent Superhold Co. LLC, Strike Price $942.860, Expires 12/31/49 (Cost — $104,182) — 0.0%	107	175,807

Total Investments (Cost — $1,836,640,794*) — 97.0%		1,244,421,217
Other Assets in Excess of Liabilities — 3.0%		38,373,416

Net Assets — 100.0%		$1,282,794,633

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,840,610,543

Gross unrealized appreciation	$7,698,186
Gross unrealized depreciation	(603,887,512)

Net unrealized depreciation	$(596,189,326)

(a)	Non-income producing security.

(b)	Security is valued in accordance with the Portfolio’s fair valuation policy.

(c)	Security held in escrow for future payments.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.

(k)	Debt obligation initially issued in zero coupon form which converts to coupon form at a specified date and rate. The rates shown are the effective yields as of December 31, 2008.

(l)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(m)	Security, or a portion of security, is on loan.

(n)	Restricted security as to resale. As of report date the Portfolio held 0.5% of its net assets, with a current market value of $6,995,875 and an original cost of $11,691,250 in these securities.

(o)	Represents current yield as of report date.

(p)	Security purchased with the cash proceeds from securities loans.

(q)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Income
Institutional Money Market Trust	$—	$—	$—	$16

84	DECEMBER 31, 2008

Schedule of Investments (continued)	High Yield Bond Portfolio

•	Foreign currency exchange contracts purchased as of December 31, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,300,000	USD	1,678,054	1/21/09	$127,252
USD	844,416	CAD	1,000,000	1/21/09	34,664
USD	29,508,681	EUR	23,235,000	1/21/09	(2,757,702)
USD	8,896,161	EUR	7,000,000	1/21/09	(824,721)
USD	1,668,379	EUR	1,245,000	1/21/09	(60,549)
USD	1,610,324	EUR	1,286,000	1/21/09	(175,541)
USD	1,282,057	EUR	1,002,000	1/21/09	(109,418)
USD	500,872	EUR	391,000	1/21/09	(42,109)
USD	283,185	EUR	224,000	1/21/09	(27,883)
USD	253,501	EUR	201,000	1/21/09	(25,627)
USD	229,788	EUR	179,000	1/21/09	(18,789)

	Total				$(3,880,423)

•	Credit default swaps on single-name issues - buy protection outstanding as of December 31, 2008 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)[1]	Unrealized Appreciation (Depreciation)
Harrahs Entertainment, Inc.	5.00%	JPMorgan Chase Bank, National Association	September 2013	USD 5,500	1,146,530
Avis Budget Group, Inc.	5.00%	Barclays Bank, Plc	December 2013	USD 1,000	158,503
Avis Budget Group, Inc.	5.00%	Barclays Bank, Plc	December 2013	USD 1,000	23,503
Avis Budget Group, Inc.	5.00%	Barclays Bank, Plc	December 2013	USD 3,000	(79,490)
First Data Corp.	8.25%	Barclays Bank, Plc	December 2013	USD 5,000	321,535
IDEARC, Inc.	5.00%	Barclays Bank, Plc	December 2013	USD 2,000	270,971
Lyondell Chemical Co.	5.00%	Barclays Bank, Plc	December 2013	USD 1,000	400,499
Neiman Marcus Group, Inc.	5.00%	Barclays Bank, Plc	December 2013	USD 2,000	(44,256)
Pulte Homes, Inc.	4.65%	Barclays Bank, Plc	December 2013	USD 5,000	(302,555)
Tyson Foods, Inc.	3.60%	Barclays Bank, Plc	December 2013	USD 10,000	342,934
Domtar Corp.	5.25%	Credit Suisse International	December 2013	USD 6,000	604,174
Hertz Global Holdings, Inc.	5.00%	Credit Suisse International	December 2013	USD 2,000	242,368
Lyondell Chemical Co.	5.00%	Credit Suisse International	December 2013	USD 1,000	390,499
Textron, Inc.	2.50%	Deutsche Bank AG	December 2013	USD 10,000	1,257,345
Avis Budget Group, Inc.	5.00%	Goldman Sachs Bank USA	December 2013	USD 2,000	437,007
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs Bank USA	December 2013	USD 2,000	132,368
Neiman Marcus Group, Inc.	5.00%	Goldman Sachs Bank USA	December 2013	USD 2,000	(24,256)
ArvinMeritor, Inc.	7.95%	JPMorgan Chase Bank, National Association	December 2013	USD 6,000	1,424,155
Cummins Engine Co.	2.50%	JPMorgan Chase Bank, National Association	December 2013	USD 2,000	(32,714)
Lyondell Chemical Co.	5.00%	JPMorgan Chase Bank, National Association	December 2013	USD 500	162,749
Lyondell Chemical Co.	5.00%	JPMorgan Chase Bank, National Association	December 2013	USD 2,500	1,276,247
MeadWestvaco Corp.	3.00%	JPMorgan Chase Bank, National Association	December 2013	USD 6,000	(202,976)
Neiman Marcus Group, Inc.	5.00%	JPMorgan Chase Bank, National Association	December 2013	USD 1,000	(77,128)

DECEMBER 31, 2008	85

Schedule of Investments (concluded)	High Yield Bond Portfolio

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)[1]	Unrealized Appreciation (Depreciation)
Hertz Global Holdings, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	December 2013	USD 1,500	$211,776
Temple-Inland, Inc.	5.95%	UBS AG	December 2013	USD 3,000	172,454

Total					$8,212,242

•	Credit default swaps on single-name issues - sold protection outstanding as of December 31, 2008 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating	Notional Amount (000)[1]	Unrealized Depreciation
The Goodyear Tire & Rubber Co.	3.75%	Citibank, N.A.	December 2009	BB-[2]	USD 6,000	$(479,659)
Levi Strauss & Co.	4.74%	Citibank, N.A.	March 2010	BB-[3]	USD 6,000	(365,691)
Ford Motor Co.	5.10%	Bank of America, N.A.	December 2010	CCC-[2]	USD 7,500	(4,686,630)

Total						$(5,531,980)

•	Credit default swaps on traded indexes - sold protection outstanding as of December 31, 2008 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[4]	Notional Amount (000)[1]	Premiums Received	Unrealized Depreciation
CDX.NA. HY.10.VI	5.00%	Credit Suisse International	June 2013	B	USD 45,000	$4,125,000	$(2,943,606)

[1]	The maximum potential amount the Portfolio may receive should a negative credit event take place as defined under the terms of the agreement.
[2]	Using S&P’s rating of the issuer.
[3]	Using Fitch Ratings rating of the issuer
[4]	Using S&P’s weighted average ratings of the underlying securities in the index.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments **
	Assets	Assets	Liabilities
Level 1	$102,676,008	$—	$—
Level 2	1,050,391,617	9,137,533	(13,281,300)
Level 3	91,353,592	—	—

Total	$1,244,421,217	$9,137,533	$(13,281,300)

**	Other financial instruments are foreign currency exchange and swap contracts.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Assets
Balance, as of October 1, 2008	$119,602,840
Accrued discounts/premiums	564,786
Realized gain (loss)	(27,746)
Change in unrealized appreciation (depreciation)	(44,644,819)
Net purchases (sales)	10,823,886
Transfers in/out of Level 3	5,034,645

Balance, as of December 31, 2008	$91,353,592

86	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	Conservative Prepared Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Equity Funds — 40.8%
BlackRock Basic Value Fund	133,684	$2,412,991
BlackRock Capital Appreciation Portfolio(a)	197,251	2,317,699
BlackRock Global Dynamic Equity Fund	315,149	2,807,977
BlackRock Global Emerging Markets Fund	68,035	700,082
BlackRock Large Cap Core Fund(a)	314,059	2,650,655
BlackRock Latin America Fund(a)	10,242	306,551
BlackRock Small Cap Core Equity Portfolio(a)	98,781	1,191,302

		12,387,257

Fixed Income Funds — 61.2%
BlackRock High Yield Bond Portfolio	155,778	789,796
BlackRock Inflation Protected Bond Portfolio	386,333	3,759,019
BlackRock International Bond Portfolio	270,083	2,954,703
BlackRock Total Return Fund	1,146,306	11,038,927

		18,542,445

Total Affiliated Investment Companies (Cost — $36,471,141*) — 102.0%		30,929,702
Liabilities in Excess of Other Assets — (2.0)%		(614,224)

Net Assets — 100.0%		$30,315,478

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$37,048,628

Gross unrealized appreciation	$—
Gross unrealized depreciation	(6,118,926)

Net unrealized depreciation	$(6,118,926)

(a)	Non-income producing security.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$30,929,702
Level 2	—
Level 3	—

Total	$30,929,702

DECEMBER 31, 2008	1

Schedule of Investments December 31, 2008 (Unaudited)	Moderate Prepared Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Equity Funds — 61.4%
BlackRock Basic Value Fund	379,238	$6,845,238
BlackRock Capital Appreciation Portfolio(a)	555,624	6,528,587
BlackRock Global Dynamic Equity Fund	904,038	8,054,981
BlackRock Global Emerging Markets Fund	188,423	1,938,877
BlackRock Large Cap Core Fund(a)	903,850	7,628,497
BlackRock Latin America Fund(a)	28,022	838,706
BlackRock Small Cap Core Equity Portfolio(a)	277,933	3,351,876

		35,186,762

Fixed Income Funds — 41.8%
BlackRock High Yield Bond Portfolio	197,841	1,003,055
BlackRock Inflation Protected Bond Portfolio	498,441	4,849,828
BlackRock International Bond Portfolio	351,289	3,843,101
BlackRock Total Return Fund	1,485,102	14,301,529

		23,997,513

Total Affiliated Investment Companies (Cost — $74,991,198*) — 103.2%		59,184,275
Liabilities in Excess of Other Assets — (3.2)%		(1,855,643)

Net Assets — 100.0%		$57,328,632

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$76,689,140

Gross unrealized appreciation	$—
Gross unrealized depreciation	(17,504,865)

Net unrealized depreciation	$(17,504,865)

(a)	Non-income producing security.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$59,184,275
Level 2	—
Level 3	—

Total	$59,184,275

2	DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)	Growth Prepared Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Equity Funds — 84.0%
BlackRock Basic Value Fund	437,092	$7,889,516
BlackRock Capital Appreciation Portfolio(a)	637,373	7,489,138
BlackRock Global Dynamic Equity Fund	1,046,070	9,320,483
BlackRock Global Emerging Markets Fund	215,369	2,216,143
BlackRock Large Cap Core Fund(a)	1,050,974	8,870,217
BlackRock Latin America Fund(a)	31,567	944,808
BlackRock Small Cap Core Equity Portfolio(a)	319,040	3,847,617

		40,577,922

Fixed Income Funds — 19.6%
BlackRock High Yield Bond Portfolio	78,205	396,502
BlackRock Inflation Protected Bond Portfolio	199,512	1,941,248
BlackRock International Bond Portfolio	140,122	1,532,934
BlackRock Total Return Fund	584,817	5,631,789

		9,502,473

Total Affiliated Investment Companies (Cost — $69,318,139*) — 103.6%		50,080,395
Liabilities in Excess of Other Assets — (3.6)%		(1,753,059)

Net Assets — 100.0%		$48,327,336

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$71,355,954

Gross unrealized appreciation	$—
Gross unrealized depreciation	(21,275,559)

Net unrealized depreciation	$(21,275,559)

(a)	Non-income producing security.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$50,080,395
Level 2	—
Level 3	—

Total	$50,080,395

DECEMBER 31, 2008	3

Schedule of Investments December 31, 2008 (Unaudited)	Aggressive Growth Prepared Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Equity Funds — 103.8%
BlackRock Basic Value Fund	268,698	$4,849,990
BlackRock Capital Appreciation Portfolio(a)	391,869	4,604,459
BlackRock Global Dynamic Equity Fund	641,856	5,718,934
BlackRock Global Emerging Markets Fund	133,398	1,372,668
BlackRock Large Cap Core Fund(a)	633,993	5,350,898
BlackRock Latin America Fund (a)	19,685	589,159
BlackRock Small Cap Core Equity Portfolio(a)	196,834	2,373,821
Total Affiliated Investment Companies (Cost — $36,079,626*) — 103.8%		24,859,929
Liabilities in Excess of Other Assets — (3.8)%		(918,182)

Net Assets — 100.0%		$23,941,747

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$36,903,236

Gross unrealized appreciation	$—
Gross unrealized depreciation	(12,043,307)

Net unrealized depreciation	$(12,043,307)

(a)	Non-income producing security.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$24,859,929
Level 2	—
Level 3	—

Total	$24,859,929

4	DECEMBER 31, 2008

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Funds II

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: February 23, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: February 23, 2009